UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-07076

Wilshire Mutual Funds, Inc.
(Exact name of registrant as specified in charter)

Wilshire Associates Incorporated 1299 Ocean Avenue, Suite 700 Santa Monica, CA 90401-1085
(Address of principal executive offices) (Zip code)

Jamie B. Ohl, President 1299 Ocean Avenue, Suite 700 Santa Monica, CA 90401-1085
(Name and address of agent for service)

Registrant’s telephone number, including area code: 310-260-6639

Date of fiscal year end: December 31

Date of reporting period: June 30, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The Report to Shareholders is attached herewith.

Wilshire Mutual Funds
SEMI-ANNUAL REPORT
(Unaudited)

Large Company Growth Portfolio
Large Company Value Portfolio
Small Company Growth Portfolio
Small Company Value Portfolio
Wilshire 5000 Indexsm Fund
Wilshire Large Cap Core Plus Fund

June 30, 2012 www.wilfunds.com

Wilshire Mutual Funds Table of Contents

Shareholder Letter	1
Commentary:
Large Company Growth Portfolio	2
Large Company Value Portfolio	6
Small Company Growth Portfolio	10
Small Company Value Portfolio	14
Wilshire 5000 IndexSM Fund	18
Wilshire Large Cap Core Plus Fund	24
Disclosure of Fund Expenses	28
Condensed Schedules of Investments:
Large Company Growth Portfolio	31
Large Company Value Portfolio	33
Small Company Growth Portfolio	35
Small Company Value Portfolio	37
Wilshire 5000 IndexSM Fund	39
Schedule of Investments:
Wilshire Large Cap Core Plus Fund	41
Schedule of Securities Sold Short:
Wilshire Large Cap Core Plus Fund	47
Statements of Assets and Liabilities	50
Statements of Operations	52
Statements of Changes in Net Assets	53
Statement of Cash Flows	57
Financial Highlights:
Large Company Growth Portfolio	58
Large Company Value Portfolio	60
Small Company Growth Portfolio	62
Small Company Value Portfolio	64
Wilshire 5000 IndexSM Fund	66
Wilshire Large Cap Core Plus Fund	70
Notes to Financial Statements	72
Additional Fund Information	83

This report is for the general information of the shareholders of Large Company Growth Portfolio, Large Company Value Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio, Wilshire 5000 IndexSM Fund and Wilshire Large Cap Core Plus Fund. Its use in connection with any offering of a Portfolio’s shares is authorized only if accompanied or preceded by the Portfolio’s current prospectus.

Wilshire Mutual Funds, Inc. are distributed by SEI Investments Distribution Co.

Wilshire Mutual Funds Letter to Shareholders

Dear Wilshire Mutual Fund Shareholder:

We are pleased to present this first half report to all shareholders of the Wilshire Mutual Funds. This report covers the period from January 1, 2012 to June 30, 2012 for all share classes of the Large Company Growth Portfolio, Large Company Value Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio, Wilshire 5000 IndexSM Fund, and Wilshire Large Cap Core Plus Fund (the “Funds”).

Market Environment

The U.S. stock market sold off in the second quarter after a strong first quarter performance, but still held on to gains as the Wilshire 5000 Total Market IndexSM returned 9.22% in the first half of the year. In the first quarter, large and small capitalization stocks posted similar results with the Wilshire US Large Cap IndexSM and Wilshire U.S. Small-Cap IndexSM returning 9.15% and 9.54%, respectively. In the second quarter, total returns were comparable across size segments with the Wilshire US Large Cap, Wilshire U.S. Small-Cap and Wilshire US Microcap Indexes down 3.11%, 3.33% and 2.85%, respectively.

While global stock markets experienced increased volatility in the first half of the year, the MSCI EAFE still gained 2.96%. In the first quarter, markets were upbeat as the MSCI EAFE increased by 10.86%. However, sentiment turned negative during the second quarter, with events in continental Europe again taking center stage as the MSCI EAFE lost -7.13% during the second quarter. Greece’s ongoing fiscal woes were not the only news story affecting stocks as Spain’s banking sector entered crisis mode. Although a €100 million bailout to stabilize the nation’s banks failed to calm investors’ nerves, promises of increased fiscal integration among Eurozone nations spurred a dramatic rally in European stocks at the end of the second quarter.

The U.S. bond market finished higher in the first half of the year as the Barclays Aggregate Bond Index gained 2.37%. During the first quarter, the massive liquidity injections provided by the Bank of Japan, European Central Bank and the Federal Reserve led to a rally in global equities and a move out of the safety of the bond market as the Barclays U.S. Aggregate Bond Index lost -0.55%. In the second quarter, bond investors searching for yield found another challenging marketplace as the volatility of global stock markets fueled a rotation into the safety of U.S. Treasuries, sending yields for this sector broadly lower.

Fund Performance Review

The Wilshire Mutual Funds turned in mixed performance in the first half of 2012. The Large Company Growth Portfolio Institutional Class returned 10.27%, Large Company Value Portfolio Institutional Class returned 7.66%, Small Company Growth Portfolio Institutional Class returned 7.11%, Small Company Value Portfolio Institutional Class returned 6.98%, Wilshire 5000 Index Fund Institutional Class returned 8.97%, and Wilshire Large Cap Core Plus Fund Institutional Class returned 7.56%. The Wilshire Large Company Growth Portfolio’s Institutional Class outperformed its benchmark. While the other Funds lagged their benchmarks, we are confident that each Fund is well positioned for future growth.

As always, we sincerely appreciate your continued support and confidence in Wilshire Associates.

Sincerely,
Jamie Ohl
President
Wilshire Mutual Funds, Inc.

Large Company Growth Portfolio Commentary

INVESTMENT CLASS SHARES
Average Annual Total Return*

Six Months Ended 06/30/12**	10.08%
One Year Ended 06/30/12	2.90%
Five Years Ended 06/30/12	1.35%
Ten Years Ended 06/30/12	5.14%

RUSSELL 1000® GROWTH INDEX(1)
Average Annual Total Return

Six Months Ended 06/30/12**	10.08%
One Year Ended 06/30/12	5.76%
Five Years Ended 06/30/12	2.87%
Ten Years Ended 06/30/12	6.03%

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at www.wilfunds.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table above does not reflect the deduction that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

*
Assumes reinvestment of all distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed. Without waivers and reimbursements, historical total returns would have been lower. For the six months ended June 30, 2012, there were no waivers.

**	Not annualized.

(1)
The Russell 1000® Growth Index is an unmanaged index that measures the performance of the largest 1,000 U.S. companies with lower price-to-book ratios and lower forecasted growth values. Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses. An individual cannot directly invest in any index.

Large Company Growth Portfolio Commentary - (Continued)

INSTITUTIONAL CLASS SHARES
Average Annual Total Return*

Six Months Ended 06/30/12**	10.27%
One Year Ended 06/30/12	3.27%
Five Years Ended 06/30/12	1.71%
Ten Years Ended 06/30/12	5.50%

RUSSELL 1000® GROWTH INDEX(1)
Average Annual Total Return

Six Months Ended 06/30/12**	10.08%
One Year Ended 06/30/12	5.76%
Five Years Ended 06/30/12	2.87%
Ten Years Ended 06/30/12	6.03%

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at www.wilfunds.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table above does not reflect the deduction that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

*
Assumes reinvestment of all distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed. Without waivers and reimbursements, historical total returns would have been lower. For the six months ended June 30, 2012, there were no waivers.

**	Not annualized.

(1)
The Russell 1000® Growth Index is an unmanaged index that measures the performance of the largest 1,000 U.S. companies with lower price-to-book ratios and lower forecasted growth values. Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses. An individual cannot directly invest in any index.

Large Company Growth Portfolio Commentary - (Continued)

The first half of 2012 saw the U.S. stock market post another strong return as the S&P 500 Index rose 9.49%. The market got off to a fast start in the first quarter with the S&P 500 Index returning 12.58%. Several positive macroeconomic developments in the first quarter, including the European Central Bank’s announced $1.2 trillion long-term refinancing program and the Bank of Japan’s pledged 10 trillion yen in asset purchases, helped fuel positive investor sentiment. However, the second quarter saw the market reverse, and the S&P 500 Index was on track for a dismal second quarter before returning 2.29% on the last trading day and ending down -2.75% for the quarter. Investor sentiment worsened in the second quarter due in large part to continued uncertainty in the euro region and a stronger than expected slowdown in Chinese economic growth. Furthermore, uncertainty around the newly elected Greek government caused investor anxiety. France’s new government leadership also caused worries, while the nationalization of Spanish Bankia SA and the Spanish bailout funds request tempered investor sentiment. Large cap stocks posted strong gains for the first six months of the year, with the Russell 1000 Index posting a 9.38% gain, slightly edging out small cap. Both growth and value styles performed well, with value stocks modestly trailing their growth counterparts. All sectors, with the exception of Energy (-2.28%) , were positive year to date – Telecommunication Services (16.48%), Financials (13.67%), and Information Technology (13.32%) posted the strongest returns, while Utilities (4.90%) and Energy (-2.28%) logged the worst returns.

The Wilshire Large Company Growth Portfolio Institutional Class returned 10.27% for the first six months of 2012, outperforming the Russell 1000 Growth Index return of 10.08% by 0.19%. The Institutional Class benefited from positive stock selection in Health Care and Consumer Discretionary; performance was partially offset by poor stock selection in Information Technology and Materials.

We are pleased with the Institutional Class outperformance for the year-to-date period and believe the Fund is well positioned going into the second half of 2012 as the market deals with ongoing macroeconomic and geopolitical uncertainties.

Large Company Growth Portfolio Commentary - (Continued)

PORTFOLIO SECTOR WEIGHTING†
(As of June 30, 2012)

†	Based on percent of the Portfolio’s total investments in securities, at value. Includes investments held as collateral for securities on loan (See Note 6 in Notes to Financial Statements).

Large Company Value Portfolio Commentary

INVESTMENT CLASS SHARES
Average Annual Total Return*

Six Months Ended 06/30/12**	7.60%
One Year Ended 06/30/12	(2.51)%
Five Years Ended 06/30/12	(4.06)%
Ten Years Ended 06/30/12	3.47%

RUSSELL 1000® VALUE INDEX(1)
Average Annual Total Return

Six Months Ended 06/30/12**	8.68%
One Year Ended 06/30/12	3.01%
Five Years Ended 06/30/12	(2.19)%
Ten Years Ended 06/30/12	5.28%

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at www.wilfunds.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table above does not reflect the deduction that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

*
Assumes reinvestment of all distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed. Without waivers and reimbursements, historical total returns would have been lower. For the six months ended June 30, 2012, there were no waivers.

**	Not annualized.

(1)
The Russell 1000® Value Index is an unmanaged index that measures the performance of the largest 1,000 U.S. companies with lower price-to-book ratios and lower forecasted growth values. Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses. An individual cannot directly invest in any index.

Large Company Value Portfolio Commentary - (Continued)

INSTITUTIONAL CLASS SHARES
Average Annual Total Return*

Six Months Ended 06/30/12**	7.66%
One Year Ended 06/30/12	(2.22)%
Five Years Ended 06/30/12	(3.84)%
Ten Years Ended 06/30/12	3.71%

RUSSELL 1000® VALUE INDEX(1)
Average Annual Total Return

Six Months Ended 06/30/12**	8.68%
One Year Ended 06/30/12	3.01%
Five Years Ended 06/30/12	(2.19)%
Ten Years Ended 06/30/12	5.28%

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at www.wilfunds.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table above does not reflect the deduction that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

*
Assumes reinvestment of all distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed. Without waivers and reimbursements, historical total returns would have been lower. For the six months ended June 30, 2012, there were no waivers.

**	Not annualized.

(1)
The Russell 1000® Value Index is an unmanaged index that measures the performance of the largest 1,000 U.S. companies with lower price-to-book ratios and lower forecasted growth values. Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses. An individual cannot directly invest in any index.

Large Company Value Portfolio Commentary - (Continued)

The first half of 2012 saw the U.S. stock market post another strong return as the S&P 500 Index rose 9.49%. The market got off to a fast start in the first quarter with the S&P 500 Index returning 12.58%. Several positive macroeconomic developments in the first quarter, including the European Central Bank’s announced $1.2 trillion long-term refinancing program and the Bank of Japan’s pledged 10 trillion yen in asset purchases, helped fuel positive investor sentiment. However, the second quarter saw the market reverse, and the S&P 500 Index was on track for a dismal second quarter before returning 2.29% on the last trading day and ending down -2.75% for the quarter. Investor sentiment worsened in the second quarter due in large part to continued uncertainty in the euro region and a stronger than expected slowdown in Chinese economic growth. Furthermore, uncertainty around the newly elected Greek government caused investor anxiety. France’s new government leadership also caused worries, while the nationalization of Spanish Bankia SA and the Spanish bailout funds request tempered investor sentiment. Large cap stocks posted strong gains for the first six months of the year, with the Russell 1000 Index posting a 9.38% gain, slightly edging out small cap. Both growth and value styles performed well, with value stocks modestly trailing their growth counterparts. All sectors, with the exception of Energy (-2.28%) , were positive year to date – Telecommunication Services (16.48%), Financials (13.67%), and Information Technology (13.32%) posted the strongest returns, while Utilities (4.90%) and Energy (-2.28%) logged the worst returns.

The Wilshire Large Company Value Portfolio Institutional Class returned 7.66% for the first six months of 2012, underperforming the Russell 1000 Value Index return of 8.68% by 1.02%. The Institutional Class benefited from positive stock selection in Energy and Materials; performance was partially offset by poor stock selection in Financials and Utilities.

Despite the Institutional Class’s underperformance versus its benchmark, we believe the Fund is well positioned going into the second half of 2012 as the market deals with ongoing macroeconomic and geopolitical issues.

Large Company Value Portfolio Commentary - (Continued)

PORTFOLIO SECTOR WEIGHTING†
(As of June 30, 2012)

†	Based on percent of the Portfolio’s total investments in securities, at value. Includes investments held as collateral for securities on loan (See Note 6 in Notes to Financial Statements).

Small Company Growth Portfolio Commentary

INVESTMENT CLASS SHARES
Average Annual Total Return*

Six Months Ended 06/30/12**	6.92%
One Year Ended 06/30/12	(3.85)%
Five Years Ended 06/30/12	1.08%
Ten Years Ended 06/30/12	6.56%

RUSSELL 2000® GROWTH INDEX(1)
Average Annual Total Return

Six Months Ended 06/30/12**	8.81%
One Year Ended 06/30/12	(2.71)%
Five Years Ended 06/30/12	1.99%
Ten Years Ended 06/30/12	7.39%

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at www.wilfunds.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table above does not reflect the deduction that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

*
Assumes reinvestment of all distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed. Without waivers and reimbursements, historical total returns would have been lower. For the six months ended June 30, 2012, fees totaling 0.59% of average net assets were waived for the Investment Class Shares.

**	Not annualized.

(1)
The Russell 2000® Growth Index is an unmanaged index that measures the performance of the 2,000 smallest U.S. companies with higher price-to-book ratios and higher forecasted growth values. Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses. An individual cannot directly invest in any index.

Small Company Growth Portfolio Commentary - (Continued)

INSTITUTIONAL CLASS SHARES
Average Annual Total Return*

Six Months Ended 06/30/12**	7.11%
One Year Ended 06/30/12	(3.53)%
Five Years Ended 06/30/12	1.33%
Ten Years Ended 06/30/12	6.81%

RUSSELL 2000® GROWTH INDEX(1)
Average Annual Total Return

Six Months Ended 06/30/12**	8.81%
One Year Ended 06/30/12	(2.71)%
Five Years Ended 06/30/12	1.99%
Ten Years Ended 06/30/12	7.39%

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at www.wilfunds.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table above does not reflect the deduction that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

*
Assumes reinvestment of all distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed. Without waivers and reimbursements, historical total returns would have been lower. For the six months ended June 30, 2012, fees totaling 0.59% of average net assets were waived for the Institutional Class Shares.

**	Not annualized.

(1)
The Russell 2000® Growth Index is an unmanaged index that measures the performance of the 2,000 smallest U.S. companies with higher price-to-book ratios and higher forecasted growth values. Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses. An individual cannot directly invest in any index.

Small Company Growth Portfolio Commentary - (Continued)

The first half of 2012 saw the U.S. stock market post another strong return as the S&P 500 Index rose 9.49%. The market got off to a fast start in the first quarter with the S&P 500 Index returning 12.58%. Several positive macroeconomic developments in the first quarter, including the European Central Bank’s announced $1.2 trillion long-term refinancing program and the Bank of Japan’s pledged 10 trillion yen in asset purchases, helped fuel positive investor sentiment. However, the second quarter saw the market reverse, and the S&P 500 Index was on track for a dismal second quarter before returning 2.29% on the last trading day and ending down -2.75% for the quarter. Investor sentiment worsened in the second quarter due in large part to continued uncertainty in the euro region and a stronger than expected slowdown in Chinese economic growth. Furthermore, uncertainty around the newly elected Greek government caused investor anxiety. France’s new government leadership also caused worries, while the nationalization of Spanish Bankia SA and the Spanish bailout funds request tempered investor sentiment. Large cap stocks posted strong gains for the first six months of the year, with the Russell 1000 Index posting a 9.38% gain, slightly edging out small cap. Both growth and value styles performed well, with value stocks modestly trailing their growth counterparts. All sectors, with the exception of Energy (-2.28%) , were positive year to date – Telecommunication Services (16.48%), Financials (13.67%), and Information Technology (13.32%) posted the strongest returns, while Utilities (4.90%) and Energy (-2.28%) logged the worst returns.

The Wilshire Small Company Growth Portfolio Institutional Class returned 7.11% for the first six months of 2012, underperforming the Russell 2000 Growth Index return of 8.81% by 1.80%. The Institutional Class benefited from positive stock selection in Information Technology and Energy; performance was partially offset by poor stock selection in Health Care.

Despite the Institutional Class’s underperformance versus its benchmark, we believe the Fund is well positioned going into the second half of 2012 as the market deals with ongoing macroeconomic and geopolitical issues.

Small Company Growth Portfolio Commentary - (Continued)

PORTFOLIO SECTOR WEIGHTING†
(As of June 30, 2012)

†	Based on percent of the Portfolio’s total investments in securities, at value. Includes investments held as collateral for securities on loan (See Note 6 in Notes to Financial Statements).

Small Company Value Portfolio Commentary

INVESTMENT CLASS SHARES
Average Annual Total Return*

Six Months Ended 06/30/12**	6.91%
One Year Ended 06/30/12	(4.31)%
Five Years Ended 06/30/12	(2.13)%
Ten Years Ended 06/30/12	5.94%

RUSSELL 2000® VALUE INDEX(1)
Average Annual Total Return

Six Months Ended 06/30/12**	8.23%
One Year Ended 06/30/12	(1.44)%
Five Years Ended 06/30/12	(1.05)%
Ten Years Ended 06/30/12	6.50%

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at www.wilfunds.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table above does not reflect the deduction that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

*
Assumes reinvestment of all distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed. Without waivers and reimbursements, historical total returns would have been lower. For the six months ended June 30, 2012, fees totaling 0.37% of average net assets were waived in the Investment Class Shares.

**	Not annualized.

(1)
The Russell 2000® Value Index is an unmanaged index that measures the performance of the 2,000 smallest U.S. companies with lower price-to-book ratios and lower forecasted growth values. Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses. An individual cannot directly invest in any index.

Small Company Value Portfolio Commentary - (Continued)

INSTITUTIONAL CLASS SHARES
Average Annual Total Return*

Six Months Ended 06/30/12**	6.98%
One Year Ended 06/30/12	(3.78)%
Five Years Ended 06/30/12	(1.75)%
Ten Years Ended 06/30/12	6.30%

RUSSELL 2000® VALUE INDEX(1)
Average Annual Total Return

Six Months Ended 06/30/12**	8.23%
One Year Ended 06/30/12	(1.44)%
Five Years Ended 06/30/12	(1.05)%
Ten Years Ended 06/30/12	6.50%

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at www.wilfunds.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table above does not reflect the deduction that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

*
Assumes reinvestment of all distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed. Without waivers and reimbursements, historical total returns would have been lower. For the six months ended June 30, 2012, fees totaling 0.37% of average net assets were waived in the Institutional Class Shares.

**	Not annualized.

(1)
The Russell 2000® Value Index is an unmanaged index that measures the performance of the 2,000 smallest U.S. companies with lower price-to-book ratios and lower forecasted growth values. Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses. An individual cannot directly invest in any index.

Small Company Value Portfolio Commentary - (Continued)

The first half of 2012 saw the U.S. stock market post another strong return as the S&P 500 Index rose 9.49%. The market got off to a fast start in the first quarter with the S&P 500 Index returning 12.58%. Several positive macroeconomic developments in the first quarter, including the European Central Bank’s announced $1.2 trillion long-term refinancing program and the Bank of Japan’s pledged 10 trillion yen in asset purchases, helped fuel positive investor sentiment. However, the second quarter saw the market reverse, and the S&P 500 Index was on track for a dismal second quarter before returning 2.29% on the last trading day and ending down -2.75% for the quarter. Investor sentiment worsened in the second quarter due in large part to continued uncertainty in the euro region and a stronger than expected slowdown in Chinese economic growth. Furthermore, uncertainty around the newly elected Greek government caused investor anxiety. France’s new government leadership also caused worries, while the nationalization of Spanish Bankia SA and the Spanish bailout funds request tempered investor sentiment. Large cap stocks posted strong gains for the first six months of the year, with the Russell 1000 Index posting a 9.38% gain, slightly edging out small cap. Both growth and value styles performed well, with value stocks modestly trailing their growth counterparts. All sectors, with the exception of Energy (-2.28%) , were positive year to date – Telecommunication Services (16.48%), Financials (13.67%), and Information Technology (13.32%) posted the strongest returns, while Utilities (4.90%) and Energy (-2.28%) logged the worst returns.

The Wilshire Small Company Value Portfolio Institutional Class returned 6.98% for the first six months of 2012, underperforming the Russell 2000 Value Index return of 8.23% by 1.25%. The Institutional Class benefited from positive stock selection in Consumer Staples and Energy; performance was partially offset by poor stock selection in Health Care.

Despite the Institutional Class’s underperformance versus its benchmark, we believe the Fund is well positioned going into the second half of 2012 as the market deals with ongoing macroeconomic and geopolitical issues.

Small Company Value Portfolio Commentary - (Continued)

PORTFOLIO SECTOR WEIGHTING†
(As of June 30, 2012)

†	Based on percent of the Portfolio’s total investments in securities, at value. Includes investments held as collateral for securities on loan (See Note 6 in Notes to Financial Statements).

Wilshire 5000 Indexsm Fund Commentary

INVESTMENT CLASS SHARES
Average Annual Total Return*

Six Months Ended 06/30/12**	8.78%
One Year Ended 06/30/12	3.14%
Five Years Ended 06/30/12	(0.15)%
Ten Years Ended 06/30/12	5.17%

WILSHIRE 5000 INDEXSM(1)
Average Annual Total Return

Six Months Ended 06/30/12**	9.22%
One Year Ended 06/30/12	3.98%
Five Years Ended 06/30/12	0.44%
Ten Years Ended 06/30/12	6.04%

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at www.wilfunds.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table above does not reflect the deduction that a shareholder would pay on Fund distributions or the redemption of Fund shares.

*
Assumes reinvestment of all distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed. Without waivers and reimbursements, historical total returns would have been lower. For the six months ended June 30, 2012, there were no waivers.

**	Not annualized.

(1)
The Wilshire 5000 IndexSM is an unmanaged index that measures the performance of all U.S. headquartered equity securities with readily available price data. Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses. An individual cannot directly invest in any index.

Wilshire 5000 Indexsm Fund Commentary - (Continued)

INSTITUTIONAL CLASS SHARES
Average Annual Total Return*

Six Months Ended 06/30/12**	8.97%
One Year Ended 06/30/12	3.45%
Five Years Ended 06/30/12	0.06%
Ten Years Ended 06/30/12	5.43%

WILSHIRE 5000 INDEXSM(1)
Average Annual Total Return

Six Months Ended 06/30/12**	9.22%
One Year Ended 06/30/12	3.98%
Five Years Ended 06/30/12	0.44%
Ten Years Ended 06/30/12	6.04%

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at www.wilfunds.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table above does not reflect the deduction that a shareholder would pay on Fund distributions or the redemption of Fund shares.

*
Assumes reinvestment of all distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed. Without waivers and reimbursements, historical total returns would have been lower. For the six months ended June 30, 2012, there were no waivers.

**	Not annualized.

(1)
The Wilshire 5000 IndexSM is an unmanaged index that measures the performance of all U.S. headquartered equity securities with readily available price data. Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses. An individual cannot directly invest in any index.

Wilshire 5000 Indexsm Fund Commentary - (Continued)

QUALIFIED CLASS SHARES
Average Annual Total Return*

Six Months Ended 06/30/12**	9.02%
One Year Ended 06/30/12	3.69%
Five Years Ended 06/30/12	(0.04)%
Ten Years Ended 06/30/12	5.16%

WILSHIRE 5000 INDEXSM(1)
Average Annual Total Return

Six Months Ended 06/30/12**	9.22%
One Year Ended 06/30/12	3.98%
Five Years Ended 06/30/12	0.44%
Ten Years Ended 06/30/12	6.04%

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at www.wilfunds.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table above does not reflect the deduction that a shareholder would pay on Fund distributions or the redemption of Fund shares.

*
Assumes reinvestment of all distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed. Without waivers and reimbursements, historical total returns would have been lower. For the six months ended June 30, 2012, there were no waivers.

**	Not annualized.

(1)
The Wilshire 5000 IndexSM is an unmanaged index that measures the performance of all U.S. headquartered equity securities with readily available price data. Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses. An individual cannot directly invest in any index.

Wilshire 5000 Indexsm Fund Commentary - (Continued)

HORACE MANN CLASS SHARES
Average Annual Total Return*

Six Months Ended 06/30/12**	8.80%
One Year Ended 06/30/12	3.18%
Five Years Ended 06/30/12	(0.18)%
Ten Years Ended 06/30/12	5.12%

WILSHIRE 5000 INDEXSM(1)
Average Annual Total Return

Six Months Ended 06/30/12**	9.22%
One Year Ended 06/30/12	3.98%
Five Years Ended 06/30/12	0.44%
Ten Years Ended 06/30/12	6.04%

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at www.wilfunds.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table above does not reflect the deduction that a shareholder would pay on Fund distributions or the redemption of Fund shares.

*
Assumes reinvestment of all distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed. Without waivers and reimbursements, historical total returns would have been lower. For the six months ended June 30, 2012, there were no waivers.

**	Not annualized.

(1)
The Wilshire 5000 IndexSM is an unmanaged index that measures the performance of all U.S. headquartered equity securities with readily available price data. Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses. An individual cannot directly invest in any index.

Wilshire 5000 Indexsm Fund Commentary - (Continued)

The first half of 2012 saw the U.S. stock market post another strong return as the S&P 500 Index rose 9.49%. The market got off to a fast start in the first quarter with the S&P 500 Index returning 12.58%. Several positive macroeconomic developments in the first quarter, including the European Central Bank’s announced $1.2 trillion long-term refinancing program and the Bank of Japan’s pledged 10 trillion yen in asset purchases, helped fuel positive investor sentiment. However, the second quarter saw the market reverse, and the S&P 500 Index was on track for a dismal second quarter before returning 2.29% on the last trading day and ending down -2.75% for the quarter. Investor sentiment worsened in the second quarter due in large part to continued uncertainty in the euro region and a stronger than expected slowdown in Chinese economic growth. Furthermore, uncertainty around the newly elected Greek government caused investor anxiety. France’s new government leadership also caused worries, while the nationalization of Spanish Bankia SA and the Spanish bailout funds request tempered investor sentiment. Large cap stocks posted strong gains for the first six months of the year, with the Russell 1000 Index posting a 9.38% gain, slightly edging out small cap. Both growth and value styles performed well, with value stocks modestly trailing their growth counterparts. All sectors, with the exception of Energy (-2.28%) , were positive year to date – Telecommunication Services (16.48%), Financials (13.67%), and Information Technology (13.32%) posted the strongest returns, while Utilities (4.90%) and Energy (-2.80%) logged the worst returns.

The Wilshire 5000 IndexSM Fund, Institutional Class returned 8.97% for the first six months of 2012, slightly trailing the Fund’s benchmark (the Wilshire 5000 IndexSM) return of 9.22% by 0.25%.The underperformance is attributable to the optimization approach utilized by Los Angeles Capital (the Fund’s subadvisor) and is well within the range of historical experience.

Wilshire 5000 Indexsm Fund Commentary - (Continued)

PORTFOLIO SECTOR WEIGHTING†
(As of June 30, 2012)

†	Based on percent of the Fund’s total investments in securities, at value. Includes investments held as collateral for securities on loan (See Note 6 in Notes to Financial Statements).

Wilshire Large Cap Core Plus Fund Commentary

INVESTMENT CLASS SHARES
Average Annual Total Return*

Six Months Ended 06/30/12**	7.34%
One Year Ended 06/30/12	(0.17)%
Inception (11/15/07) through 06/30/12	(3.05)%

S&P 500 INDEX(1)
Average Annual Total Return

Six Months Ended 06/30/12**	9.49%
One Year Ended 06/30/12	5.45%
Inception (11/15/07) through 06/30/12	0.73%

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at www.wilfunds.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table above does not reflect the deduction that a shareholder would pay on Fund distributions or the redemption of Fund shares.

*
Assumes reinvestment of all distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed. Without waivers and reimbursements, historical total returns would have been lower. For the six months ended June 30, 2012, fees totaling 0.07% of average net assets were waived in the Investment Class Shares.

**	Not annualized.

(1)
The S&P 500 Index is an unmanaged index that measures the performance of all U.S. headquartered equity securities with readily available price data. Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses.

Wilshire Large Cap Core Plus Fund Commentary - (Continued)

INSTITUTIONAL CLASS SHARES
Average Annual Total Return*

Six Months Ended 06/30/12**	7.56%
One Year Ended 06/30/12	0.25%
Inception (11/15/07) through 06/30/12	(2.75)%

S&P 500 INDEX(1)
Average Annual Total Return

Six Months Ended 06/30/12**	9.49%
One Year Ended 06/30/12	5.45%
Inception (11/15/07) through 06/30/12	0.73%

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at www.wilfunds.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table above does not reflect the deduction that a shareholder would pay on Fund distributions or the redemption of Fund shares.

*
Assumes reinvestment of all distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed. Without waivers and reimbursements, historical total returns would have been lower. For the six months ended June 30, 2012, fees totaling 0.04% of average net assets were waived in the Institutional Class Shares.

**	Not annualized.

(1)
The S&P 500 Index is an unmanaged index that measures the performance of all U.S. headquartered equity securities with readily available price data. Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses.

Wilshire Large Cap Core Plus Fund Commentary - (Continued)

The first half of 2012 saw the U.S. stock market post another strong return as the S&P 500 Index rose 9.49%. The market got off to a fast start in the first quarter with the S&P 500 Index returning 12.58%. Several positive macroeconomic developments in the first quarter, including the European Central Bank’s announced $1.2 trillion long-term refinancing program and the Bank of Japan’s pledged 10 trillion yen in asset purchases, helped fuel positive investor sentiment. However, the second quarter saw the market reverse, and the S&P 500 Index was on track for a dismal second quarter before returning 2.29% on the last trading day and ending down -2.75% for the quarter. Investor sentiment worsened in the second quarter due in large part to continued uncertainty in the euro region and a stronger than expected slowdown in Chinese economic growth. Furthermore, uncertainty around the newly elected Greek government caused investor anxiety. France’s new government leadership also caused worries, while the nationalization of Spanish Bankia SA and the Spanish bailout funds request tempered investor sentiment. Large cap stocks posted strong gains for the first six months of the year, with the Russell 1000 Index posting a 9.38% gain, slightly edging out small cap. Both growth and value styles performed well, with value stocks modestly trailing their growth counterparts. All sectors, with the exception of Energy (-2.28%) , were positive year to date – Telecommunication Services (16.48%), Financials (13.67%), and Information Technology (13.32%) posted the strongest returns, while Utilities (4.90%) and Energy (-2.80%) logged the worst returns.

The Wilshire Large Cap Core Plus Fund, Institutional Class, returned 7.56% for the first six months of 2012, underperforming the S&P 500 Index return of 9.49% by 1.93%. The Institutional Class benefited from positive stock selection in Consumer Staples and Energy; performance was partially offset by poor stock selection in Health Care and Industrials.

Despite the Fund’s underperformance versus its benchmark, we believe the Fund is well positioned going into the second half of 2012 as the market deals with ongoing macroeconomic and geopolitical issues.

Wilshire Large Cap Core Plus Fund Commentary - (Continued)

PORTFOLIO SECTOR WEIGHTING†
(As of June 30, 2012)

†	Based on percent of the Fund’s total investments in securities, at value. Includes investments held as collateral for securities on loan (See Note 6 in Notes to Financial Statements).

Wilshire Mutual Funds, Inc. Disclosure of Fund Expenses For the Six Months Ended June 30, 2012 (Unaudited)

All mutual funds have operating expenses. As a shareholder of a portfolio (or a “fund”), you incur ongoing costs, which include costs for investment advisory, administrative services, distribution and/or shareholder services and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Portfolio’s costs in two ways:

Actual Fund Return: This section helps you to estimate the actual expenses, after any applicable fee waivers, that you paid over the period. The “Ending Account Value” shown is derived from the Portfolio’s actual return for the period. The “Expense Ratio” column shows the period’s annualized expense ratio and the “Expenses Paid During Period” column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio at the beginning of the period.

You may use the information here, together with your account value, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund in the first line under the heading entitled “Expenses Paid During Period.”

Hypothetical 5% Return: This section is intended to help you compare your fund’s costs with those of other mutual funds. The “Ending Account Value” shown is derived from hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and assumed rate of return. It assumes that the Portfolio had an annual return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio’s actual return, the results do not apply to your investment. This example is useful in making comparisons to other mutual funds because the Securities and Exchange Commission (“SEC”) requires all mutual funds to calculate expenses based on an assumed 5% annual return. You can assess your Portfolio’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees. Wilshire Mutual Funds, Inc. has no such charges, but these may be present in other funds to which you compare this data. Therefore, the hypothetical portions of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Wilshire Mutual Funds, Inc. Disclosure of Fund Expenses - (Continued) For the Six Months Ended June 30, 2012 (Unaudited)

	Beginning Account Value 01/01/12	Ending Account Value 06/30/12	Expense Ratio(1)	Expenses Paid During Period 01/01/12-06/30/12(2)
Large Company Growth Portfolio
Actual Fund Return
Investment Class	$1,000.00	$1,100.80	1.43%	$7.47
Institutional Class	$1,000.00	$1,102.70	1.06%	$5.54
Hypothetical 5% Return
Investment Class	$1,000.00	$1,017.75	1.43%	$7.17
Institutional Class	$1,000.00	$1,019.59	1.06%	$5.32
Large Company Value Portfolio
Actual Fund Return
Investment Class	$1,000.00	$1,076.00	1.33%	$6.86
Institutional Class	$1,000.00	$1,076.60	1.13%	$5.83
Hypothetical 5% Return
Investment Class	$1,000.00	$1,018.25	1.33%	$6.67
Institutional Class	$1,000.00	$1,019.24	1.13%	$5.67
Small Company Growth Portfolio
Actual Fund Return
Investment Class	$1,000.00	$1,069.20	1.44%	$7.41
Institutional Class	$1,000.00	$1,071.10	1.23%	$6.33
Hypothetical 5% Return
Investment Class	$1,000.00	$1,017.70	1.44%	$7.22
Institutional Class	$1,000.00	$1,018.75	1.23%	$6.17
Small Company Value Portfolio
Actual Fund Return
Investment Class	$1,000.00	$1,069.10	1.49%	$7.67
Institutional Class	$1,000.00	$1,069.80	1.31%	$6.74
Hypothetical 5% Return
Investment Class	$1,000.00	$1,017.45	1.49%	$7.47
Institutional Class	$1,000.00	$1,018.35	1.31%	$6.57

Wilshire Mutual Funds, Inc. Disclosure of Fund Expenses - (Continued) For the Six Months Ended June 30, 2012 (Unaudited)

	Beginning Account Value 01/01/12	Ending Account Value 06/30/12	Expense Ratio(1)	Expenses Paid During Period 01/01/12-06/30/12(2)
Wilshire 5000 IndexSM Fund
Actual Fund Return
Investment Class	$1,000.00	$1,087.80	0.73%	$3.79
Institutional Class	$1,000.00	$1,089.70	0.50%	$2.60
Qualified Class	$1,000.00	$1,090.20	0.00%	$0.00
Horace Mann Class	$1,000.00	$1,088.00	0.64%	$3.32
Hypothetical 5% Return
Investment Class	$1,000.00	$1,021.23	0.73%	$3.67
Institutional Class	$1,000.00	$1,022.38	0.50%	$2.51
Qualified Class	$1,000.00	$1,024.86	0.00%	$0.00
Horace Mann Class	$1,000.00	$1,021.68	0.64%	$3.22
Wilshire Large Cap Core Plus Fund
Actual Fund Return
Investment Class	$1,000.00	$1,073.40	2.17%(3)	$11.19
Institutional Class	$1,000.00	$1,075.60	1.92%(3)	$9.91
Hypothetical 5% Return
Investment Class	$1,000.00	$1,014.07	2.17%(3)	$10.87
Institutional Class	$1,000.00	$1,015.32	1.92%(3)	$9.62

(1)	Annualized, based on the Portfolio’s most recent fiscal half-year expenses.

(2)	Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the period, then divided by 366.

(3)	The annualized expense ratios include dividend expense, interest expense and rebates on securities sold short incurred during the six months ended June 30, 2012.

Wilshire Mutual Funds, Inc. Large Company Growth Portfolio Condensed Schedule of Investments	June 30, 2012 (Unaudited)

Shares		Percentage of Net Assets (%)	Value
COMMON STOCK — 98.4% ††
Consumer Discretionary — 20.3%
9,435	Amazon.com, Inc.†	1.2	$2,154,482
53,909	Apollo Group, Inc., Class A†	1.1	1,950,967
28,697	Coach, Inc.	0.9	1,678,201
27,704	Dollar General Corp.†	0.8	1,506,821
25,850	Dollar Tree, Inc.†	0.8	1,390,730
86,551	Johnson Controls, Inc.	1.3	2,398,328
17,078	McDonald's Corp.	0.8	1,511,915
3,420	priceline.com, Inc.†	1.2	2,272,659
24,573	Starbucks Corp.	0.7	1,310,232
15,191	VF Corp.	1.1	2,027,239
28,888	Walt Disney Co. (The)	0.8	1,401,068
439,232	Other Securities	9.6	17,677,461
			37,280,103
Consumer Staples — 8.9%
24,348	British American Tobacco PLC ADR	1.4	2,486,418
23,063	Coca-Cola Co. (The)	1.0	1,803,296
27,060	Diageo PLC	1.5	2,789,074
21,856	Philip Morris International, Inc.	1.0	1,907,155
18,867	Wal-Mart Stores, Inc.	0.7	1,315,407
103,503	Other Securities	3.3	6,048,551
			16,349,901
Energy — 6.3%
108,120	Cobalt International Energy, Inc.†	1.4	2,540,820
47,550	Schlumberger, Ltd.	1.7	3,086,471
161,155	Other Securities	3.2	5,868,870
			11,496,161
Financials — 5.6%
12,360	Goldman Sachs Group, Inc. (The)	0.7	1,184,830
27,459	Visa, Inc., Class A	1.9	3,394,756
156,671	Other Securities	3.0	5,733,279
			10,312,865
Health Care — 13.1%
18,515	Alexion Pharmaceuticals, Inc.†	1.0	1,838,540
18,933	Allergan, Inc.	1.0	1,752,628

Shares	Percentage of Net Assets (%)	Value
Health Care (continued)
12,334	Biogen Idec, Inc.†	1.0	$1,780,783
25,576	Celgene Corp.†	0.9	1,640,956
36,050	Gilead Sciences, Inc.†	1.0	1,848,644
22,746	Johnson & Johnson	0.8	1,536,720
11,200	Perrigo Co.	0.7	1,320,816
26,582	WellPoint, Inc.	0.9	1,695,666
247,439	Other Securities	5.8	10,706,281
			24,121,034
Industrials — 9.7%
23,530	Caterpillar, Inc.	1.1	1,997,932
77,610	CSX Corp.	0.9	1,735,360
46,088	Fluor Corp.	1.2	2,273,982
29,967	Joy Global, Inc.	0.9	1,700,028
20,427	Rockwell Automation, Inc.	0.7	1,349,408
13,550	Union Pacific Corp.	0.9	1,616,650
137,736	Other Securities	4.0	7,102,208
			17,775,568
Information Technology — 29.7%
26,705	Apple, Inc.†	8.5	15,595,720
25,489	Baidu, Inc.†	1.6	2,930,725
30,997	Citrix Systems, Inc.†	1.4	2,601,888
23,890	Cognizant Technology Solutions Corp., Class A†	0.8	1,433,400
53,750	eBay, Inc.†	1.2	2,258,038
59,620	EMC Corp.†	0.8	1,528,060
6,390	Google, Inc., Class A†	2.0	3,706,647
15,743	International Business Machines Corp.	1.7	3,079,016
88,995	Microsoft Corp.	1.5	2,722,357
30,467	OpenTable, Inc.†	0.8	1,371,320
105,815	QUALCOMM, Inc.	3.2	5,891,779
105,539	Western Union Co. (The)	1.0	1,777,277
308,903	Other Securities	5.2	9,658,464
			54,554,691
Materials — 4.1%
47,100	Freeport-McMoRan Copper & Gold, Inc.	0.9	1,604,697
19,836	Monsanto Co.	0.9	1,642,024
36,725	Mosaic Co.	1.1	2,011,061
36,883	Other Securities	1.2	2,341,980
			7,599,762

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Large Company Growth Portfolio Condensed Schedule of Investments - (Continued)	June 30, 2012 (Unaudited)

Shares	Percentage of Net Assets (%)	Value
Telecommunication Services — 0.5%
21,910	Other Securities	0.5	$973,680

Utilities — 0.2%
9,210	Other Securities	0.2	297,045

Total Common Stock
(Cost $145,275,668)			180,760,810

SHORT-TERM INVESTMENTS — 12.6%
19,341,806	Northern Trust Institutional Liquid Asset Portfolio, 0.010% (a) (b)		19,341,806
3,789,028	Northern Trust Institutional Government Select Portfolio, 0.010% (b)		3,789,028

Total Short-Term Investments
(Cost $23,130,834)			23,130,834

Total Investments — 111.0%
(Cost $168,406,502)			203,891,644
Other Assets & Liabilities, Net — (11.0)%			(20,249,619)

NET ASSETS — 100.0%			$183,642,025

†	Non-income producing security.
††	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(a)	This security was purchased with cash collateral held from securities on loan. The total value of such security as of June 30, 2012 was $19,341,806 (Note 6).
(b)	Rate shown is the 7-day effective yield as of June 30, 2012.

ADR — American Depositary Receipt
PLC — Public Limited Company

The Condensed Schedule of Investments does not reflect the complete portfolio holdings. It includes the Portfolio’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Portfolio’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 607-2200; (ii) on the SEC’s website at http://www.sec.gov; and (iii) on our website at www.wilfunds.com.

As of June 30, 2012, all of the Portfolio’s investments were considered Level 1. For the six months ended June 30, 2012, there were no Level 3 securities. Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Large Company Value Portfolio Condensed Schedule of Investments	June 30, 2012 (Unaudited)

Shares	Percentage of Net Assets (%)	Value
COMMON STOCK — 99.3% ††
Consumer Discretionary — 9.1%
10,875	Apollo Group, Inc., Class A† (a)	1.0	$393,566
12,950	Delphi Automotive PLC† (a)	0.8	330,225
8,650	Macy's, Inc.(a)	0.7	297,128
8,800	Omnicom Group, Inc.	1.1	427,680
47,875	Staples, Inc.	1.5	624,769
61,406	Other Securities	4.0	1,603,713
			3,677,081
Consumer Staples — 6.8%
10,517	Archer-Daniels-Midland Co.	0.8	310,462
11,971	CVS Caremark Corp.	1.4	559,405
50,312	Other Securities	4.6	1,868,304
			2,738,171
Energy — 15.0%
14,318	BP PLC	1.4	580,466
7,887	Chevron Corp.	2.1	832,078
8,646	ConocoPhillips	1.2	483,138
13,989	Exxon Mobil Corp.	3.0	1,197,039
9,812	Marathon Petroleum Corp.	1.1	440,755
9,801	Royal Dutch Shell PLC, Class A	1.6	660,903
53,079	Other Securities	4.6	1,860,014
			6,054,393
Financials — 25.7%
22,325	Allstate Corp. (The)	2.0	783,384
23,395	American International Group, Inc.† (a)	1.9	750,746
12,725	Axis Capital Holdings, Ltd.	1.0	414,199
47,375	Bank of America Corp.	1.0	387,528
7,980	Capital One Financial Corp.(a)	1.1	436,187
19,484	Citigroup, Inc.	1.3	534,056
19,973	Discover Financial Services	1.7	690,666
18,564	JPMorgan Chase & Co.	1.6	663,292
20,000	MetLife, Inc.(a)	1.5	617,000
11,154	PNC Financial Services Group, Inc.	1.7	681,621
27,975	UBS AG	0.8	327,587
9,634	Wells Fargo & Co.	0.8	322,161

Shares	Percentage of Net Assets (%)	Value
Financials (continued)
166,388	Other Securities	9.3	$3,738,094
			10,346,521
Health Care — 11.2%
7,437	Abbott Laboratories	1.2	479,463
7,564	Aetna, Inc.	0.7	293,256
4,075	Becton Dickinson and Co.	0.7	304,606
9,193	Eli Lilly & Co.	1.0	394,472
6,584	Johnson & Johnson	1.1	444,815
16,934	Merck & Co., Inc.	1.8	706,995
21,335	Pfizer, Inc.	1.2	490,705
10,318	UnitedHealth Group, Inc.	1.5	603,603
17,601	Other Securities	2.0	799,949
			4,517,864
Industrials — 9.5%
24,100	General Electric Co.	1.3	502,244
4,675	L-3 Communications Holdings, Inc., Class 3	0.9	345,997
23,275	Masco Corp.	0.8	322,824
11,637	Northrop Grumman Corp.	1.8	742,324
80,167	Other Securities	4.7	1,895,571
			3,808,960
Information Technology — 11.3%
26,050	Dell, Inc.†	0.8	326,146
575	Google, Inc., Class A†	0.8	333,540
28,650	Hewlett-Packard Co.	1.4	576,152
12,865	Intel Corp.	0.9	342,852
16,295	Microsoft Corp.	1.2	498,464
20,000	Oracle Corp.	1.5	594,000
14,825	TE Connectivity, Ltd.	1.2	473,066
48,817	Other Securities	3.5	1,407,606
			4,551,826
Materials — 5.2%
8,345	LyondellBasell Industries NV, Class A	0.8	336,053
4,545	PPG Industries, Inc.	1.2	482,315
35,135	Other Securities	3.2	1,297,913
			2,116,281
Telecommunication Services — 1.6%
10,700	AT&T, Inc.	0.9	381,562
7,084	Other Securities	0.7	246,960
			628,522

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Large Company Value Portfolio Condensed Schedule of Investments - (Continued)	June 30, 2012 (Unaudited)

Shares	Percentage of Net Assets (%)	Value
Utilities — 3.9%
6,075	Entergy Corp.	1.0	$412,432
11,800	PPL Corp.	0.8	328,158
26,267	Other Securities	2.1	824,750
			1,565,340
Total Common Stock
(Cost $36,996,563)			40,004,959

SHORT-TERM INVESTMENTS — 22.6%
8,530,515	Northern Trust Institutional Liquid Asset Portfolio, 0.010% (b) (c)		8,530,515
580,089	Northern Trust Institutional Government Select Portfolio, 0.010% (c)		580,089

Total Short-Term Investments
(Cost $9,110,604)			9,110,604

Total Investments — 121.9%
(Cost $46,107,167)			49,115,563
Other Assets & Liabilities, Net — (21.9)%			(8,826,560)

NET ASSETS — 100.0%			$40,289,003

†	Non-income producing security.
††	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(a)	This security or a partial position of this security is on loan at June 30, 2012. The total market value of securities on loan at June 30, 2012 was $8,532,982 (Note 6).
(b)	This security was purchased with cash collateral held from securities on loan. The total value of such security as of June 30, 2012 was $8,530,515 (Note 6).
(c)	Rate shown is the 7-day effective yield as of June 30, 2012.

Ltd. — Limited
PLC — Public Limited Company

The Condensed Schedule of Investments does not reflect the complete portfolio holdings. It includes the Portfolio’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Portfolio’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 607-2200; (ii) on the SEC’s website at http://www.sec.gov; and (iii) on our website at www.wilfunds.com.

As of June 30, 2012, all of the Portfolio’s investments were considered Level 1. For the six months ended June 30, 2012, there were no Level 3 securities. Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Small Company Growth Portfolio Condensed Schedule of Investments	June 30, 2012 (Unaudited)

Shares	Percentage of Net Assets (%)	Value
COMMON STOCK — 99.2%
Consumer Discretionary — 21.9%
1,606	AFC Enterprises, Inc.† (a)	0.5	$37,163
3,816	Ameristar Casinos, Inc.	1.0	67,810
2,050	Ascena Retail Group, Inc.†	0.6	38,171
2,212	Cheesecake Factory, Inc. (The)†	1.0	70,696
577	Coinstar, Inc.† (a)	0.6	39,617
781	Cracker Barrel Old Country Store, Inc.	0.7	49,047
1,188	Domino's Pizza, Inc.(a)	0.5	36,721
720	Hibbett Sports, Inc.†	0.6	41,551
1,000	HSN, Inc.	0.6	40,350
799	Papa John's International, Inc.†	0.6	38,008
2,210	Pier 1 Imports, Inc.	0.5	36,310
2,500	Valassis Communications, Inc.†	0.8	54,375
45,531	Other Securities	13.9	970,164
			1,519,983
Consumer Staples — 5.7%
266	Boston Beer Co., Inc., Class A†	0.5	32,186
16,992	Other Securities	5.2	363,871
			396,057
Energy — 3.0%
1,152	CVR Energy, Inc.†	0.4	30,620
1,773	Western Refining, Inc.	0.6	39,485
9,122	Other Securities	2.0	141,397
			211,502
Financials — 10.0%
2,674	CBL & Associates Properties, Inc.	0.7	52,250
1,430	Greenlight Capital Re, Ltd., Class A† (a)	0.5	36,351
605	SVB Financial Group† (a)	0.5	35,526
639	World Acceptance Corp.†	0.6	42,046
27,139	Other Securities	7.7	526,738
			692,911

Shares	Percentage of Net Assets (%)	Value
Health Care — 21.1%
1,056	ArthroCare Corp.†	0.4	$30,920
464	athenahealth, Inc.† (a)	0.5	36,735
880	Chemed Corp.(a)	0.8	53,187
1,273	Cubist Pharmaceuticals, Inc.†	0.7	48,259
1,225	Medicis Pharmaceutical Corp., Class A	0.6	41,834
1,044	Par Pharmaceutical Cos., Inc.†	0.5	37,730
7,720	PDL BioPharma, Inc.(a)	0.7	51,184
830	Pharmacyclics, Inc.†	0.7	45,326
1,025	Questcor Pharmaceuticals, Inc.† (a)	0.8	54,571
2,304	Spectrum Pharmaceuticals, Inc.† (a)	0.5	35,850
892	WellCare Health Plans, Inc.† (a)	0.7	47,276
55,612	Other Securities	14.2	984,745
			1,467,617
Industrials — 14.2%
890	Alaska Air Group, Inc.†	0.5	31,951
2,400	Avis Budget Group, Inc.†	0.5	36,480
1,348	Deluxe Corp.	0.5	33,619
580	Dollar Thrifty Automotive Group, Inc.†	0.7	46,957
757	DXP Enterprises, Inc.†	0.4	31,408
1,496	TAL International Group, Inc.	0.7	50,101
32,431	Other Securities	10.9	757,713
			988,229
Information Technology — 20.1%
1,062	Cardtronics, Inc.†	0.5	32,083
1,177	Cirrus Logic, Inc.†	0.5	35,169
1,144	Fair Isaac Corp.	0.7	48,368
1,594	Heartland Payment Systems, Inc.	0.7	47,948
1,839	j2 Global, Inc.(a)	0.7	48,586
955	Jack Henry & Associates, Inc.	0.5	32,967
911	Manhattan Associates, Inc.†	0.6	41,642
720	MAXIMUS, Inc.	0.5	37,260
1,047	Plantronics, Inc.	0.5	34,970
1,775	Plexus Corp.†	0.7	50,055

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Small Company Growth Portfolio Condensed Schedule of Investments - (Continued)	June 30, 2012 (Unaudited)

Shares	Percentage of Net Assets (%)	Value
Information Technology (continued)
1,343	Quest Software, Inc.† (a)	0.5	$37,403
930	Tyler Technologies, Inc.†	0.5	37,525
51,561	Other Securities	13.2	912,738
			1,396,714
Materials — 2.4%
874	AEP Industries, Inc.†	0.5	38,063
5,677	Other Securities	1.9	131,234
			169,297
Telecommunication Services — 0.6%
3,211	Other Securities	0.6	42,245

Utilities — 0.2%
780	Other Securities	0.2	14,985

Total Common Stock
(Cost $5,993,159)			6,899,540

SHORT-TERM INVESTMENTS — 48.6%
3,313,647	Northern Trust Institutional Liquid Asset Portfolio, 0.010% (b) (c)		3,313,647
59,583	Northern Trust Institutional Government Select Portfolio, 0.010% (c)		59,583

Total Short-Term Investments
(Cost $3,373,230)			3,373,230

Total Investments — 147.8%
(Cost $9,366,389)			10,272,770
Other Assets & Liabilities, Net — (47.8)%			(3,320,069)

NET ASSETS — 100.0%			$6,952,701

†	Non-income producing security.
(a)	This security or a partial position of this security is on loan at June 30, 2012. The total market value of securities on loan at June 30, 2012 was $3,357,803 (Note 6).
(b)	This security was purchased with cash collateral held from securities on loan. The total value of such security as of June 30, 2012 was $3,313,647 (Note 6).
(c)	Rate shown is the 7-day effective yield as of June 30, 2012.

The Condensed Schedule of Investments does not reflect the complete portfolio holdings. It includes the Portfolio’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Portfolio’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 607-2200; (ii) on the SEC’s website at http://www.sec.gov; and (iii) on our website at www.wilfunds.com.

As of June 30, 2012, all of the Portfolio’s investments were considered Level 1. For the six months ended June 30, 2012, there were no Level 3 securities. Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Small Company Value Portfolio Condensed Schedule of Investments	June 30, 2012 (Unaudited)

Shares	Percentage of Net Assets (%)	Value
COMMON STOCK — 99.6% ††
Consumer Discretionary — 15.1%
1,223	Bob Evans Farms, Inc.	0.6	$49,165
1,412	Cabela's, Inc.†	0.6	53,388
675	Cracker Barrel Old Country Store, Inc.	0.5	42,390
1,767	Scholastic Corp.	0.6	49,759
72,389	Other Securities	12.8	1,108,431
			1,303,133
Consumer Staples — 4.5%
4,907	Pantry, Inc. (The)†	0.9	72,133
20,765	Other Securities	3.6	313,112
			385,245
Energy — 2.4%
1,865	Western Refining, Inc.	0.5	41,534
11,612	Other Securities	1.9	167,662
			209,196
Financials — 41.8%
6,399	American Equity Investment Life Holding Co.	0.8	70,453
8,650	Apollo Investment Corp.†	0.8	66,432
6,430	Ashford Hospitality Trust, Inc.‡	0.6	54,205
6,127	Banco Latinoamericano de Comercio Exterior SA, Class E	1.5	131,302
6,906	Boston Private Financial Holdings, Inc.	0.7	61,671
6,899	Calamos Asset Management, Inc., Class A	0.9	78,994
2,228	CBL & Associates Properties, Inc.	0.5	43,535
2,123	DuPont Fabros Technology, Inc.‡	0.7	60,633
1,329	Entertainment Properties Trust‡	0.6	54,635
3,634	Equity One, Inc.	0.9	77,041
1,599	FBL Financial Group, Inc., Class A	0.5	44,788
10,726	First Busey Corp.	0.6	51,807
11,715	First Commonwealth Financial Corp.	0.9	78,842

Shares	Percentage of Net Assets (%)	Value
Financials (continued)
3,961	FirstMerit Corp.	0.8	$65,436
3,947	FNB Corp.	0.5	42,904
5,150	Hanmi Financial Corp.†	0.6	53,972
1,516	Highwoods Properties, Inc.	0.6	51,013
7,050	iStar Financial, Inc.† ‡	0.5	45,473
5,348	Maiden Holdings, Ltd.	0.5	46,421
4,560	MB Financial, Inc.	1.1	98,222
13,574	National Penn Bancshares, Inc.	1.5	129,903
8,320	NorthStar Realty Finance Corp.	0.5	43,430
2,239	Republic Bancorp, Inc., Class A	0.6	49,818
2,951	Safeguard Scientifics, Inc.†	0.5	45,682
890	Sovran Self Storage, Inc.‡	0.5	44,580
6,575	Susquehanna Bancshares, Inc.	0.8	67,722
726	SVB Financial Group†	0.5	42,631
5,229	Webster Financial Corp.	1.3	113,260
133,545	Other Securities	21.0	1,788,091
			3,602,896
Health Care — 7.8%
2,473	Magellan Health Services, Inc.†	1.3	112,101
1,970	Viropharma, Inc.†	0.5	46,689
34,769	Other Securities	6.0	513,822
			672,612
Industrials — 12.9%
9,669	Aircastle, Ltd.	1.4	116,511
600	Allegiant Travel Co., Class A†	0.5	41,808
2,889	Briggs & Stratton Corp.	0.6	50,529
1,769	Deluxe Corp.	0.5	44,119
2,787	Miller Industries, Inc.	0.5	44,397
1,759	Mueller Industries, Inc.	0.9	74,916
2,870	SeaCube Container Leasing, Ltd.	0.6	48,991
1,002	Unifirst Corp.	0.7	63,878
28,707	Other Securities	7.2	628,062
			1,113,211

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Small Company Value Portfolio Condensed Schedule of Investments - (Continued)	June 30, 2012 (Unaudited)

Shares	Percentage of Net Assets (%)	Value
Information Technology — 8.0%
1,500	Comtech Telecommunications Corp.	0.5	$42,870
1,778	Scansource, Inc.†	0.6	54,478
4,668	XO Group, Inc.†	0.5	41,405
48,657	Other Securities	6.4	549,837
			688,590
Materials — 3.1%
1,721	Sensient Technologies Corp.	0.7	63,212
7,475	Other Securities	2.4	201,887
			265,099
Telecommunication Services — 0.9%
4,574	USA Mobility, Inc.	0.7	58,822
1,803	Other Securities	0.2	18,878
			77,700
Utilities — 3.1%
1,152	MGE Energy, Inc.	0.6	54,489
7,226	Other Securities	2.5	214,245
			268,734
Total Common Stock
(Cost $7,716,026)			8,586,416

SHORT-TERM INVESTMENTS — 1.9%
167,940	Northern Trust Institutional Liquid Asset Portfolio, 0.010% (a) (b) (Cost $167,940)		167,940

Total Investments — 101.5%
(Cost $7,883,966)			8,754,356
Other Assets & Liabilities, Net — (1.5)%			(134,812)

NET ASSETS — 100.0%			$8,619,544

‡	Real Estate Investment Trust
†	Non-income producing security.
††	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(a)	This security was purchased with cash collateral held from securities on loan. The total value of such security as of June 30, 2012 was $167,940 (Note 6).
(b)	Rate shown is the 7-day effective yield as of June 30, 2012.

Ltd. — Limited

The Condensed Schedule of Investments does not reflect the complete portfolio holdings. It includes the Portfolio’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Portfolio’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 607-2200; (ii) on the SEC’s website at http://www.sec.gov; and (iii) on our website at www.wilfunds.com.

As of June 30, 2012, all of the Portfolio’s investments were considered Level 1. For the six months ended June 30, 2012, there were no Level 3 securities. Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire 5000 Indexsm Fund Condensed Schedule of Investments	June 30, 2012 (Unaudited)

Shares	Percentage of Net Assets (%)	Value
COMMON STOCK — 99.3%
Consumer Discretionary — 11.5%
3,880	Amazon.com, Inc.†	0.6	$885,998
22,271	Comcast Corp. Special, Class A(a)	0.5	712,004
14,395	Home Depot, Inc. (The)	0.5	762,791
11,690	McDonald's Corp.	0.7	1,034,916
18,643	Walt Disney Co. (The)	0.6	904,185
523,883	Other Securities	8.6	13,892,299
			18,192,193
Consumer Staples — 10.2%
21,875	Altria Group, Inc.	0.5	755,781
23,270	Coca-Cola Co. (The)	1.1	1,819,481
14,142	CVS Caremark Corp.	0.4	660,856
17,271	Kraft Foods, Inc., Class A	0.4	667,006
17,957	PepsiCo, Inc.	0.8	1,268,842
18,180	Philip Morris International, Inc.	1.0	1,586,387
31,052	Procter & Gamble Co. (The)	1.2	1,901,935
19,545	Wal-Mart Stores, Inc.	0.9	1,362,677
154,939	Other Securities	3.9	6,087,043
			16,110,008
Energy — 10.3%
21,239	Chevron Corp.	1.4	2,240,714
14,631	ConocoPhillips	0.5	817,580
52,985	Exxon Mobil Corp.	2.9	4,533,926
9,405	Occidental Petroleum Corp.	0.5	806,667
15,329	Schlumberger, Ltd.	0.6	995,005
237,801	Other Securities	4.4	7,027,793
			16,421,685
Financials — 16.2%
10,250	American Express Co.	0.4	596,653
117,248	Bank of America Corp.	0.6	959,089
21,220	Berkshire Hathaway, Inc., Class B†	1.1	1,768,263
33,765	Citigroup, Inc.	0.6	925,499
43,409	JPMorgan Chase & Co.	1.0	1,551,004
21,459	U.S. Bancorp	0.5	690,121
5,200	Visa, Inc., Class A	0.4	642,876
56,717	Wells Fargo & Co.	1.2	1,896,616
649,234	Other Securities	10.4	16,618,737
			25,648,858

Shares	Percentage of Net Assets (%)	Value
Health Care — 11.7%
18,000	Abbott Laboratories	0.8	$1,160,460
8,505	Amgen, Inc.	0.4	621,205
17,800	Bristol-Myers Squibb Co.	0.4	639,910
29,685	Johnson & Johnson	1.3	2,005,519
32,405	Merck & Co., Inc.	0.9	1,352,909
84,862	Pfizer, Inc.	1.2	1,951,826
11,230	UnitedHealth Group, Inc.	0.4	656,955
280,566	Other Securities	6.3	10,114,174
			18,502,958
Industrials — 10.5%
7,385	3M Co.	0.4	661,696
120,646	General Electric Co.	1.6	2,514,263
4,760	Union Pacific Corp.	0.4	567,916
8,221	United Parcel Service, Inc., Class B	0.4	647,486
9,254	United Technologies Corp.	0.4	698,955
330,977	Other Securities	7.3	11,600,615
			16,690,931
Information Technology — 18.3%
9,980	Apple, Inc.†	3.7	5,828,320
61,423	Cisco Systems, Inc.	0.7	1,054,633
22,779	EMC Corp.†	0.4	583,826
2,720	Google, Inc., Class A†	1.0	1,577,791
57,118	Intel Corp.	1.0	1,522,195
12,287	International Business Machines Corp.	1.5	2,403,091
89,087	Microsoft Corp.	1.7	2,725,171
43,980	Oracle Corp.	0.8	1,306,206
19,425	QUALCOMM, Inc.	0.7	1,081,584
501,003	Other Securities	6.8	10,911,306
			28,994,123
Materials — 3.8%
173,441	Other Securities	3.8	6,110,222

Telecommunication Services — 2.9%
66,449	AT&T, Inc.	1.5	2,369,571
32,238	Verizon Communications, Inc.	0.9	1,432,657
84,973	Other Securities	0.5	831,159
			4,633,387

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire 5000 Indexsm Fund Condensed Schedule of Investments - (Continued)	June 30, 2012 (Unaudited)

Shares	Percentage of Net Assets (%)	Value
Utilities — 3.9%
182,131	Other Securities	3.9	$6,115,630

Total Common Stock
(Cost $93,339,850)			157,419,995

PREFERRED STOCK — 0.0%
Consumer Discretionary — 0.0%
41	Other Securities (Cost $47)	0.0	80

WARRANT — 0.0%
1	Other Securities (Cost $0)	0.0	—

SHORT-TERM INVESTMENTS — 10.4%
15,426,164	Northern Trust Institutional Liquid Asset Portfolio, 0.010% (b) (c)		15,426,164
1,135,273	Northern Trust Institutional Government Select Portfolio, 0.010% (c)		1,135,273

Total Short-Term Investments
(Cost $16,561,437)			16,561,437

Total Investments — 109.7%
(Cost $109,901,334)			173,981,512
Other Assets & Liabilities, Net — (9.7)%			(15,400,257)

NET ASSETS — 100.0%			$158,581,255

†	Non-income producing security.
(a)	This security or a partial position of this security is on loan at June 30, 2012. The total market value of securities on loan at June 30, 2012 was $15,504,917 (Note 6).
(b)	This security was purchased with cash collateral held from securities on loan. The total value of such security as of June 30, 2012 was $15,426,164 (Note 6).
(c)	Rate shown is the 7-day effective yield as of June 30, 2012.

The Condensed Schedule of Investments does not reflect the complete portfolio holdings. It includes the Portfolio’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Portfolio’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 607-2200; (ii) on the SEC’s website at http://www.sec.gov; and (iii) on our website at www.wilfunds.com.

As of June 30, 2012 all of the Fund’s investments were considered Level 1, except for Magnum Hunter Resource Warrants, Orleans Homebuilders, Inc., and Trico Marine Services, Inc., which are Level 3. The value of Magnum Hunter Resource Warrants and Orleans Homebuilders, Inc., at January 1, 2012 was zero, and the value has remained zero throughout the period ended June 30, 2012.

Common Stock
Beginning balance as of January 1, 2012	$—
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	—
Net purchases	42
Net sales	—
Net transfer into Level 3	—
Net transfer out of Level 3	—
Ending balance as of June 30, 2012	$42

For the six months ended June 30, 2012, there have been no transfers between Level 1 and Level 2 assets and liabilities. For the six months ended June 30, 2012, there have been no transfers between Level 2 and Level 3 assets and liabilities. Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

Amounts designated as “—“ are either $0, or have been rounded to $0.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire Large Cap Core Plus Fund Schedule of Investments	June 30, 2012 (Unaudited)

Shares		Value
COMMON STOCK — 120.5%
Consumer Discretionary — 12.8%
2,600	Advance Auto Parts, Inc.	$177,372
6,280	Amazon.com, Inc. † (a)	1,434,038
5,500	Bed Bath & Beyond, Inc. † (a)	339,900
4,850	Best Buy Co., Inc.(a)	101,656
8,850	CBS Corp., Class B(a)	290,103
9,280	Coach, Inc.(a)	542,694
42,740	Comcast Corp. Special, Class A(a) (b)	1,366,398
5,100	Dick's Sporting Goods, Inc.(a)	244,800
14,320	DIRECTV, Class A †	699,102
16,670	DISH Network Corp., Class A(a)	475,929
5,800	Dollar Tree, Inc. † (a)	312,040
8,750	Foot Locker, Inc.(a)	267,575
16,900	Ford Motor Co.(a)	162,071
7,650	GameStop Corp., Class A(a) (b)	140,454
11,500	Gannett Co., Inc.(a)	169,395
10,500	Gap, Inc. (The)(a)	287,280
2,950	Genuine Parts Co.(a)	177,738
22,970	Home Depot, Inc. (The)(a)	1,217,180
18,150	Interpublic Group of Cos., Inc. (The)(a)	196,928
4,200	Jarden Corp.(a)	176,484
4,100	Lear Corp.(a)	154,693
6,600	Lennar Corp., Class A(a)	204,006
21,150	Macy's, Inc.(a)	726,503
7,550	Mattel, Inc.(a)	244,922
3,700	McDonald's Corp.(a)	327,561
5,550	Meredith Corp.(a)	177,267
17,000	News Corp., Class A(a)	378,930
3,800	NIKE, Inc., Class B(a)	333,564
2,350	Omnicom Group, Inc.(a)	114,210
2,500	O'Reilly Automotive, Inc. †	209,425
4,800	PetSmart, Inc.(a)	327,264
780	priceline.com, Inc. † (a)	518,326
2,680	Ralph Lauren Corp., Class A(a)	375,361
10,600	Regis Corp.(a)	190,376
4,350	Ross Stores, Inc.(a)	271,745
7,750	Starbucks Corp.	413,230
4,200	Target Corp.	244,398
17,000	Time Warner Cable, Inc., Class A	1,395,700

Shares	Value
Consumer Discretionary (continued)
8,050	Time Warner, Inc.(a)	$309,925
8,200	TJX Cos., Inc.(a)	352,026
11,190	Urban Outfitters, Inc. † (a)	308,732
13,420	VF Corp.(a)	1,790,898
20,370	Viacom, Inc., Class B(a)	957,797
11,100	Walt Disney Co. (The)(a)	538,350
5,900	Williams-Sonoma, Inc.(a)	206,323
4,600	Wyndham Worldwide Corp.(a)	242,604
30,290	Yum! Brands, Inc.	1,951,281
		22,044,554
Consumer Staples — 13.9%
48,600	Altria Group, Inc.(a)	1,679,130
33,300	Coca-Cola Co. (The)(a)	2,603,726
1,800	Colgate-Palmolive Co.(a)	187,380
4,150	Costco Wholesale Corp.(a)	394,250
49,170	CVS Caremark Corp.(a)	2,297,714
21,200	Dean Foods Co. † (a)	361,036
10,500	Dr. Pepper Snapple Group, Inc.(a) (b)	459,375
9,920	Estee Lauder Cos., Inc. (The), Class A(a)	536,870
10,800	Hormel Foods Corp.(a)	328,536
3,750	Kimberly-Clark Corp.(a)	314,138
30,780	Kraft Foods, Inc., Class A(a)	1,188,724
17,400	Kroger Co. (The)(a)	403,506
13,080	Lorillard, Inc.(a)	1,725,906
20,400	McCormick & Co., Inc.	1,237,260
4,630	Mead Johnson Nutrition Co., Class A(a)	372,761
2,950	Molson Coors Brewing Co., Class B(a)	122,750
2,900	Monster Beverage Corp. † (a)	206,480
28,080	PepsiCo, Inc.(a)	1,984,133
28,000	Philip Morris International, Inc.(a)	2,443,279
34,160	Procter & Gamble Co. (The)(a)	2,092,300
4,900	Reynolds American, Inc.(a)	219,863
7,850	Safeway, Inc.	142,478
16,400	Tyson Foods, Inc., Class A(a)	308,812
4,150	Universal Corp.(a)	192,270
5,000	Walgreen Co.	147,900
22,480	Wal-Mart Stores, Inc.(a)	1,567,306

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire Large Cap Core Plus Fund Schedule of Investments - (Continued)	June 30, 2012 (Unaudited)

Shares		Value
Consumer Staples (continued)
4,850	Whole Foods Market, Inc.	$462,302
		23,980,185
Energy — 12.9%
5,500	Anadarko Petroleum Corp.(a)	364,100
6,160	Apache Corp.(a)	541,402
21,800	BG Group PLC ADR(a)	447,772
11,040	Cameron International Corp. † (a)	471,518
38,480	Chevron Corp.(a)	4,059,640
11,900	ConocoPhillips	664,972
4,300	Diamond Offshore Drilling, Inc.	254,259
10,260	Ensco PLC, Class A(a)	481,912
24,100	EQT Corp.	1,292,483
52,100	Exxon Mobil Corp.(a)	4,458,198
13,700	Halliburton Co.(a)	388,943
2,650	Helmerich & Payne, Inc.(a)	115,222
7,700	HollyFrontier Corp.(a)	272,811
27,200	Kinder Morgan, Inc.	876,384
6,250	Marathon Oil Corp.(a)	159,813
18,935	Marathon Petroleum Corp.(a)	850,560
4,150	Murphy Oil Corp.(a)	208,704
26,000	Nabors Industries, Ltd. † (a)	374,400
9,810	National Oilwell Varco, Inc.(a)	632,156
13,290	Occidental Petroleum Corp.(a)	1,139,883
5,950	Phillips 66 † (a)	197,778
1,700	Pioneer Natural Resources Co.(a)	149,957
23,700	Royal Dutch Shell PLC, Class A(a)	1,598,091
5,400	Schlumberger, Ltd.(a)	350,514
40,200	Seadrill, Ltd.	1,427,904
7,100	Valero Energy Corp.(a)	171,465
12,400	WPX Energy, Inc. † (a) (b)	200,632
		22,151,473
Financials — 16.8%
3,650	Allstate Corp. (The)(a)	128,079
4,900	American Express Co.(a)	285,229
6,450	American Financial Group, Inc.(a)	253,034
12,530	American Tower Corp., Class A(a)	875,972
3,250	Ameriprise Financial, Inc.(a)	169,845
2,650	Assurant, Inc.	92,326
12,650	BancorpSouth, Inc.(a)	183,678
61,800	Bank of America Corp.(a)	505,524

Shares	Value
Financials (continued)
6,700	Bank of New York Mellon Corp. (The)(a)	$147,065
24,020	Berkshire Hathaway, Inc., Class B † (a)	2,001,586
7,200	BlackRock, Inc., Class A(a)	1,222,704
21,570	Capital One Financial Corp.(a)	1,179,016
12,100	Charles Schwab Corp. (The)(a)	156,453
2,850	Chubb Corp.(a)	207,537
13,800	Citigroup, Inc.(a)	378,258
1,810	CME Group, Inc., Class A(a)	485,279
7,300	CNA Financial Corp.(a)	202,356
9,630	Comerica, Inc.(a)	295,737
6,037	Commerce Bancshares, Inc.(a)	228,802
19,000	Cullen/Frost Bankers, Inc.	1,092,310
7,450	Discover Financial Services(a)	257,621
8,600	Equity One, Inc.(a)	182,320
4,700	Equity Residential(a)	293,092
9,850	Fifth Third Bancorp	131,990
4,000	Goldman Sachs Group, Inc. (The)(a) (b)	383,440
9,750	Hospitality Properties Trust(a)	241,508
13,000	Host Hotels & Resorts, Inc.(a) (b)	205,660
28,580	Huntington Bancshares, Inc.(a)	182,912
9,000	International Bancshares Corp.(a)	175,680
40,900	Invesco, Ltd.(a)	924,340
87,780	JPMorgan Chase & Co.(a)	3,136,378
103,400	KeyCorp(a)	800,316
10,500	Kimco Realty Corp.(a)	199,815
13,300	Legg Mason, Inc.(a)	350,721
19,450	Lincoln National Corp.(a)	425,372
4,350	Loews Corp.(a)	177,959
43,470	MetLife, Inc.(a)	1,341,050
15,850	NASDAQ OMX Group, Inc. (The)(a)	359,320
96,000	New York Community Bancorp, Inc.	1,202,880
9,200	Platinum Underwriters Holdings, Ltd.(a)	350,520
4,450	PNC Financial Services Group, Inc.(a)	271,940

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire Large Cap Core Plus Fund Schedule of Investments - (Continued)	June 30, 2012 (Unaudited)

Shares		Value
Financials (continued)
3,600	Prudential Financial, Inc.(a)	$174,348
4,600	Public Storage(a)	664,286
36,290	Regions Financial Corp.(a)	244,958
3,000	Reinsurance Group of America, Inc., Class A(a)	159,630
3,720	Simon Property Group, Inc.(a)	579,055
4,100	State Street Corp.(a)	183,024
8,250	SunTrust Banks, Inc.(a)	199,898
2,700	Taubman Centers, Inc.(a)	208,332
22,540	TD Ameritrade Holding Corp.(a) (b)	383,180
11,550	U.S. Bancorp(a)	371,448
10,700	Unum Group(a)	204,691
10,610	Visa, Inc., Class A(a)	1,311,714
70,800	Wells Fargo & Co.(a)	2,367,551
7,700	XL Group PLC, Class A(a)	162,008
		28,899,747
Health Care — 14.3%
33,800	Abbott Laboratories(a)	2,179,085
3,150	Aetna, Inc.(a)	122,126
5,130	Allergan, Inc.	474,884
41,450	AmerisourceBergen Corp., Class A	1,631,057
13,270	Amgen, Inc.(a)	969,241
6,540	Biogen Idec, Inc. † (a)	944,245
35,000	Boston Scientific Corp. † (a)	198,450
12,200	Bristol-Myers Squibb Co.	438,590
7,770	C.R. Bard, Inc.(a)	834,809
3,550	Cardinal Health, Inc.(a)	149,100
4,250	Celgene Corp. †	272,680
3,900	Cerner Corp. † (a)	322,374
4,150	CIGNA Corp.(a)	182,600
9,200	Community Health Systems, Inc. † (a)	257,876
3,350	Cooper Cos., Inc. (The)(a)	267,196
5,000	Covance, Inc. † (a)	239,250
4,800	Coventry Health Care, Inc.(a)	152,592
3,900	Covidien PLC	208,650
4,610	Edwards Lifesciences Corp. † (a)	476,213
9,100	Express Scripts Holding Co. †	508,053
15,640	Gilead Sciences, Inc. †	802,019

Shares	Value
Health Care (continued)
6,650	Hanger Orthopedic Group, Inc. † (a) (b)	$170,506
6,270	Hospira, Inc. † (a)	219,325
2,650	Humana, Inc.(a)	205,216
15,500	Johnson & Johnson(a)	1,047,180
2,450	McKesson Corp.(a)	229,688
15,110	Medicis Pharmaceutical Corp., Class A(a)	516,007
1,770	Medivation, Inc. † (a)	161,778
8,200	Medtronic, Inc.(a)	317,586
21,900	Merck & Co., Inc.(a)	914,325
7,900	Novo Nordisk ADR	1,148,186
7,700	Onyx Pharmaceuticals, Inc. † (a)	511,665
7,000	Patterson Cos., Inc.(a)	241,290
163,930	Pfizer, Inc.(a)	3,770,389
3,000	SXC Health Solutions Corp. † (a) (b)	297,630
3,400	Teleflex, Inc.(a)	207,094
6,100	Thermo Fisher Scientific, Inc.(a)	316,651
4,000	United Therapeutics Corp. † (a)	197,520
18,860	UnitedHealth Group, Inc.(a)	1,103,310
8,200	Valeant Pharmaceuticals International, Inc. † (a)	367,278
4,510	Varian Medical Systems, Inc. † (a) (b)	274,073
5,100	Watson Pharmaceuticals, Inc. † (a)	377,349
3,200	WellCare Health Plans, Inc. † (a)	169,600
3,950	WellPoint, Inc.(a)	251,971
		24,646,707
Industrials — 13.2%
5,300	3M Co.	474,880
15,030	Boeing Co. (The)(a)	1,116,729
3,500	Carlisle Cos., Inc.(a)	185,570
19,780	Caterpillar, Inc.(a)	1,679,519
5,300	Chicago Bridge & Iron Co. NV(a)	201,188
6,340	Cummins, Inc.(a)	614,409
14,490	Danaher Corp.(a)	754,639
3,800	Deere & Co.(a)	307,306
13,000	Delta Air Lines, Inc. † (a)	142,350
9,000	Deluxe Corp.(a)	224,460

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire Large Cap Core Plus Fund Schedule of Investments - (Continued)	June 30, 2012 (Unaudited)

Shares		Value
Industrials (continued)
7,000	Donaldson Co., Inc.(a)	$233,590
27,900	Eaton Corp.	1,105,677
28,200	Emerson Electric Co.(a)	1,313,556
2,750	FedEx Corp.(a)	251,928
2,510	Flowserve Corp.(a) (b)	288,023
3,150	Gardner Denver, Inc.(a)	166,667
94,260	General Electric Co.(a)	1,964,377
6,500	Honeywell International, Inc.(a)	362,960
1	Huntington Ingalls Industries, Inc. †	40
3,150	Illinois Tool Works, Inc.(a)	166,604
16,300	Ingersoll-Rand PLC(a)	687,534
6,550	Kennametal, Inc.	217,133
3,700	Landstar System, Inc.(a)	191,364
3,200	MSC Industrial Direct Co., Inc., Class A(a)	209,760
3,600	Norfolk Southern Corp.(a)	258,372
3,400	Northrop Grumman Corp.	216,886
7,500	Oshkosh Corp. † (a)	157,125
21,700	PACCAR, Inc.	850,423
2,150	Parker Hannifin Corp.(a)	165,292
3,890	Precision Castparts Corp.	639,866
9,850	Raytheon Co.(a)	557,412
3,240	Republic Services, Inc., Class A(a)	85,730
1,900	Rockwell Automation, Inc.(a)	125,514
11,000	RR Donnelley & Sons Co.(a)	129,470
4,350	Snap-on, Inc.(a)	270,788
20,150	Southwest Airlines Co.(a)	185,783
3,950	Towers Watson & Co., Class A(a)	236,605
6,100	Trinity Industries, Inc.(a)	152,378
3,000	Triumph Group, Inc.(a)	168,810
4,600	Tyco International, Ltd.(a)	243,110
19,060	Union Pacific Corp.(a)	2,274,048
11,910	United Parcel Service, Inc., Class B(a)	938,032
17,480	United Technologies Corp.(a)	1,320,264
3,700	URS Corp.(a)	129,056
2,700	Wabtec Corp.(a)	210,627
9,950	Werner Enterprises, Inc.(a)	237,706
1,150	WW Grainger, Inc.(a)	219,926
		22,633,486

Shares	Value
Information Technology — 23.0%
33,250	Accenture PLC, Class A(a)	$1,997,993
15,400	Activision Blizzard, Inc.(a)	184,646
9,440	ADTRAN, Inc.(a) (b)	284,994
8,890	Altera Corp.(a)	300,838
12,470	Apple, Inc. † (a)	7,282,479
15,150	Applied Materials, Inc.(a)	173,619
3,800	Automatic Data Processing, Inc.(a)	211,508
8,500	Avago Technologies, Ltd.(a)	305,150
22,990	Broadcom Corp., Class A(a)	777,062
6,100	CA, Inc.	165,249
10,300	Check Point Software Technologies, Ltd. † (a)	510,777
36,350	Cisco Systems, Inc.(a)	624,130
3,790	Citrix Systems, Inc. †	318,133
12,860	Cognizant Technology Solutions Corp., Class A † (a)	771,600
27,490	Compuware Corp. † (a)	255,382
9,250	Corning, Inc.(a)	119,603
12,950	Dell, Inc. † (a)	162,134
4,800	Diebold, Inc.(a)	177,168
4,500	DST Systems, Inc.(a)	244,395
7,250	eBay, Inc. † (a)	304,573
13,200	EMC Corp. † (a)	338,316
1,800	Factset Research Systems, Inc.(a)	167,292
34,000	Fidelity National Information Services, Inc.	1,158,720
7,500	Fortinet, Inc. † (a)	174,150
13,000	Genpact, Ltd. † (a)	216,190
3,630	Google, Inc., Class A † (a)	2,105,654
46,080	Hewlett-Packard Co.(a)	926,669
5,650	IAC/InterActive Corp.(a)	257,640
45,550	Intel Corp.(a)	1,213,908
13,800	International Business Machines Corp.(a)	2,699,003
7,200	Jabil Circuit, Inc.(a)	146,376
26,910	Juniper Networks, Inc. † (a)	438,902
2,750	KLA-Tencor Corp.	135,438
2,000	LinkedIn Corp., Class A †	212,540
25,750	LSI Corp. † (a)	164,028

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire Large Cap Core Plus Fund Schedule of Investments - (Continued)	June 30, 2012 (Unaudited)

Shares		Value
Information Technology (continued)
6,250	M/A-COM Technology Solutions, Inc. † (a)	$115,625
900	Mastercard, Inc., Class A(a)	387,099
8,840	Maxim Integrated Products, Inc.(a)	226,658
44,600	Microchip Technology, Inc.	1,475,368
88,800	Microsoft Corp.(a)	2,716,391
6,400	Molex, Inc.(a)	153,216
41,340	Motorola Solutions, Inc.(a)	1,988,867
6,350	NeuStar, Inc., Class A † (a)	212,090
14,400	NXP Semiconductor NV † (a) (b)	334,800
52,730	Oracle Corp.(a)	1,566,081
5,200	Paychex, Inc.(a)	163,332
4,900	Plantronics, Inc.(a)	163,660
45,440	QUALCOMM, Inc.(a)	2,530,098
3,500	Red Hat, Inc. †	197,680
8,200	Semtech Corp. † (a)	199,424
4,600	Tech Data Corp. † (a)	221,582
5,400	Teradata Corp. † (a)	388,854
12,000	Teradyne, Inc. † (a)	168,720
4,932	VMware, Inc., Class A †	449,009
6,100	Western Digital Corp. †	185,928
25,000	Xerox Corp.(a)	196,750
9,600	Yahoo!, Inc. † (a)	151,968
		39,719,459
Materials — 4.4%
5,050	Celanese Corp., Ser A, Class A(a)	174,831
3,010	CF Industries Holdings, Inc.(a)	583,157
13,000	Commercial Metals Co.(a)	164,320
7,350	Dow Chemical Co. (The)	231,525
6,450	Ecolab, Inc.(a)	442,019
6,400	EI du Pont de Nemours & Co.(a)	323,648
3,900	FMC Corp.(a)	208,572
15,360	Freeport-McMoRan Copper & Gold, Inc.(a)	523,315
7,100	International Paper Co.(a)	205,261
12,100	LyondellBasell Industries NV, Class A(a)	487,267
6,300	Monsanto Co.(a)	521,514
7,370	Newmont Mining Corp.(a)	357,519
5,260	PPG Industries, Inc.(a)	558,191

Shares	Value
Materials (continued)
3,370	Praxair, Inc.	$366,420
4,250	Reliance Steel & Aluminum Co.(a)	214,625
4,000	Rockwood Holdings, Inc.(a)	177,400
5,100	Sensient Technologies Corp.(a)	187,323
42,481	Southern Copper Corp.	1,338,576
12,000	Steel Dynamics, Inc.(a)	141,000
5,700	United States Steel Corp.(a)	117,420
7,250	Weyerhaeuser Co.(a)	162,110
		7,486,013
Telecommunication Services — 3.7%
102,050	AT&T, Inc.(a)	3,639,102
18,879	CenturyLink, Inc.(a)	745,532
130,370	Frontier Communications Corp.(a) (b)	499,317
12,450	NII Holdings, Inc. †	127,364
6,030	SBA Communications Corp., Class A † (a) (b)	344,012
10,000	Telephone & Data Systems, Inc.(a)	212,900
17,400	Verizon Communications, Inc.(a)	773,256
		6,341,483
Utilities — 5.5%
5,700	Ameren Corp.(a)	191,178
7,100	American Electric Power Co., Inc.(a)	283,290
2,350	Consolidated Edison, Inc.	146,147
11,430	Dominion Resources, Inc.(a)	617,220
3,500	DTE Energy Co.(a)	207,655
18,100	Duke Energy Corp.(a) (b)	417,386
23,290	Edison International(a)	1,075,998
4,150	Entergy Corp.(a)	281,744
9,950	Exelon Corp.(a)	374,319
9,100	Great Plains Energy, Inc.(a)	194,831
5,700	IDACORP, Inc.(a)	239,856
4,050	Integrys Energy Group, Inc.(a) (b)	230,324
16,980	ITC Holdings Corp.	1,170,092
20,900	NextEra Energy, Inc.	1,438,128
30,600	Oneok, Inc.(a)	1,294,685
7,500	Pepco Holdings, Inc.(a)	146,775
3,800	Pinnacle West Capital Corp.(a)	196,612

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire Large Cap Core Plus Fund Schedule of Investments - (Continued)	June 30, 2012 (Unaudited)

Shares		Value
Utilities (continued)
22,610	PPL Corp.(a)	$628,784
2,750	Public Service Enterprise Group, Inc.	89,375
4,050	Southern Co.(a)	187,515
		9,411,914
Total Common Stock (Cost $172,330,578)		207,315,021

SHORT-TERM INVESTMENTS — 17.5%
28,983,211	Northern Trust Institutional Liquid Asset Portfolio, 0.010% (c) (d)	28,983,211
1,119,997	Northern Trust Institutional Government Select Portfolio, 0.010% (d)	1,119,997

Total Short-Term Investments
(Cost $30,103,208)		30,103,208

Total Investments — 138.0%
(Cost $202,433,786)		237,418,229
Other Assets & Liabilities, Net — (38.0)%		(65,410,403)

NET ASSETS — 100.0%		$172,007,826

†	Non-income producing security.
(a)	All or a portion of the shares have been committed as collateral for open short positions.
(b)	This security or a partial position of this security is on loan at June 30, 2012. The total market value of securities on loan at June 30, 2012 was $28,999,073 (Note 6).
(c)	This security was purchased with cash collateral held from securities on loan. The total value of such security as of June 30, 2012 was $28,983,211 (Note 6).
(d)	Rate shown is the 7-day effective yield as of June 30, 2012.

ADR — American Depositary Receipt
PLC— Public Limited Company

As of June 30, 2012, all of the Fund’s investments were considered Level 1. For the six months ended June 30, 2012, there were no Level 3 securities. Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire Large Cap Core Plus Fund Schedule of Securities Sold Short	June 30, 2012 (Unaudited)

Shares		Value
SECURITIES SOLD SHORT — (21.0)%
Consumer Discretionary — (2.8)%
3,100	Advance Auto Parts, Inc.	$211,482
4,500	AMC Networks, Inc., Class A †	159,975
4,970	Cheesecake Factory, Inc. (The) †	158,841
3,350	Choice Hotels International, Inc.	133,766
4,230	Darden Restaurants, Inc.	214,165
4,250	DIRECTV, Class A †	207,485
8,220	DR Horton, Inc.	151,084
3,610	Expedia, Inc.	173,533
8,800	Gentex Corp.	183,656
7,100	Guess, Inc.	215,627
6,900	Hanesbrands, Inc. †	191,337
6,290	J.C. Penney Co., Inc.	146,620
4,550	Life Time Fitness, Inc. †	211,621
6,500	Marriott International, Inc., Class A	254,799
3,000	Mohawk Industries, Inc. †	209,490
1,710	O'Reilly Automotive, Inc. †	143,247
6,100	Rent-A-Center, Inc., Class A	205,814
8,410	Skechers U.S.A., Inc., Class A †	171,312
5,600	Sotheby's	186,816
2,900	Stanley Black & Decker, Inc.	186,644
9,000	Staples, Inc.	117,450
2,800	Starbucks Corp.	149,296
2,640	Target Corp.	153,622
2,300	Under Armour, Inc., Class A †	217,303
8,000	Valassis Communications, Inc. †	174,000
6,000	WMS Industries, Inc. †	119,700
3,900	Yum! Brands, Inc.	251,237
		4,899,922
Consumer Staples — (1.8)%
11,610	Archer-Daniels-Midland Co.	342,727
3,550	Energizer Holdings, Inc. †	267,138
8,000	Flowers Foods, Inc.	185,840
9,190	HJ Heinz Co.	499,751
2,500	Kellogg Co.	123,325
3,000	Ralcorp Holdings, Inc. †	200,220
7,200	SABMiller PLC ADR	291,744
12,430	Safeway, Inc.	225,605
3,130	Snyders-Lance, Inc.	78,970
13,470	Sysco Corp.	401,541
8,240	Tootsie Roll Industries, Inc.	196,606
4,870	Walgreen Co.	144,055

Shares	Value
Consumer Staples (continued)
1,690	Whole Foods Market, Inc.	$161,091
		3,118,613
Energy — (1.4)%
16,700	ConocoPhillips	933,197
3,560	Devon Energy Corp.	206,444
2,510	Diamond Offshore Drilling, Inc.	148,416
5,800	FMC Technologies, Inc. †	227,534
20,200	Kodiak Oil & Gas Corp., Class Greek †	165,842
3,000	Range Resources Corp.	185,610
1,800	SEACOR Holdings, Inc. †	160,884
7,400	Southwestern Energy Co. †	236,282
6,700	Ultra Petroleum Corp. †	154,569
		2,418,778
Financials — (2.7)%
2,750	Affiliated Managers Group, Inc. †	300,988
4,500	Alexander & Baldwin, Inc. †	239,625
3,400	Aon PLC	159,052
12,000	Assurant, Inc.	418,079
6,600	Brown & Brown, Inc.	179,982
4,800	CIT Group, Inc. †	171,072
4,570	Digital Realty Trust, Inc. ‡	343,070
6,850	Eaton Vance Corp.	184,608
6,350	Federated Investors, Inc., Class B	138,748
15,810	Fifth Third Bancorp	211,854
4,330	Franklin Resources, Inc.	480,586
13,665	General Growth Properties, Inc. ‡	247,200
2,600	Health Care, Inc. ‡	151,580
3,000	Howard Hughes Corp. (The) †	184,920
6,160	LPL Financial Holdings, Inc. †	208,023
5,600	MSCI, Inc., Class A †	190,512
5,550	Northern Trust Corp.	255,411
6,800	Omega Healthcare Investors, Inc. ‡	153,000
4,880	T Rowe Price Group, Inc.	307,245
10,000	Zions Bancorporation	194,200
		4,719,755
Health Care — (2.8)%
3,100	Allergan, Inc.	286,967
7,810	AmerisourceBergen Corp., Class A	307,324
2,530	Becton Dickinson and Co.	189,118

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire Large Cap Core Plus Fund Schedule of Securities Sold Short - (Continued)	June 30, 2012 (Unaudited)

Shares		Value
Health Care (continued)
1,800	Bio-Rad Laboratories, Inc., Class A †	$180,018
9,800	Bristol-Myers Squibb Co.	352,309
8,400	Brookdale Senior Living, Inc., Class A †	149,016
7,150	Celgene Corp. †	458,743
5,900	Charles River Laboratories International, Inc. †	193,284
4,700	Covidien PLC	251,450
1,900	DaVita, Inc. †	186,599
4,100	Express Scripts Holding Co. †	228,903
3,500	Gilead Sciences, Inc. †	179,480
2,450	IDEXX Laboratories, Inc. †	235,519
8,380	Immunogen, Inc. †	140,616
2,650	Laboratory Corp. of America Holdings †	245,417
4,800	Life Technologies Corp. †	215,952
7,000	Owens & Minor, Inc.	214,410
4,500	Quest Diagnostics, Inc.	269,550
4,890	St. Jude Medical, Inc.	195,160
6,050	VCA Antech, Inc. †	132,979
5,550	Warner Chilcott PLC, Class A †	99,456
2,000	Waters Corp. †	158,940
		4,871,210
Industrials — (3.1)%
1,120	3M Co.	100,352
4,800	Armstrong World Industries, Inc.	235,968
5,500	BE Aerospace, Inc. †	240,130
3,300	CH Robinson Worldwide, Inc.	193,149
7,700	Corrections Corp. of America	226,765
5,340	Eaton Corp.	211,624
3,700	Fastenal Co.	149,147
3,500	GATX Corp.	134,750
2,610	General Dynamics Corp.	172,156
8,400	Granite Construction, Inc.	219,324
7,700	Huntington Ingalls Industries, Inc. †	309,848
6,500	Iron Mountain, Inc.	214,240
4,800	JB Hunt Transport Services, Inc.	286,080
8,730	Kennametal, Inc.	289,400
9,400	Korn/Ferry International †	134,890
6,330	Northrop Grumman Corp.	403,790
5,250	Owens Corning †	149,835
7,390	PACCAR, Inc.	289,614

Shares	Value
Industrials (continued)
5,000	Pentair, Inc.	$191,400
1,000	Precision Castparts Corp.	164,490
3,900	Rockwell Collins, Inc.	192,465
2,300	Roper Industries, Inc.	226,734
2,500	Stericycle, Inc. †	229,175
4,500	Verisk Analytics, Inc., Class A †	221,670
		5,186,996
Information Technology — (3.9)%
3,250	ANSYS, Inc. †	205,108
16,000	ARM Holdings PLC	380,640
4,700	Arrow Electronics, Inc. †	154,207
14,650	Atmel Corp. †	98,155
21,790	CA, Inc.	590,291
3,250	Citrix Systems, Inc. †	272,805
7,800	Cree, Inc. †	200,226
13,790	Diodes, Inc. †	258,838
1,330	F5 Networks, Inc. †	132,415
4,350	Fiserv, Inc. †	314,157
5,000	Gartner, Inc. †	215,250
3,700	Itron, Inc. †	152,588
5,960	KLA-Tencor Corp.	293,530
990	LinkedIn Corp., Class A †	105,207
11,000	Marvell Technology Group, Ltd.	124,080
46,400	Nokia OYJ ADR	96,048
5,100	Rackspace Hosting, Inc. †	224,094
5,100	Red Hat, Inc. †	288,048
5,500	SanDisk Corp. †	200,640
6,200	Silicon Laboratories, Inc. †	234,980
4,000	Solera Holdings, Inc.	167,160
8,600	Synopsys, Inc. †	253,098
30,800	Taiwan Semiconductor Manufacturing Co., Ltd.	429,968
4,200	VeriFone Systems, Inc. †	138,978
7,000	VeriSign, Inc. †	304,990
1,900	VMware, Inc., Class A †	172,976
4,450	Western Digital Corp. †	135,636
10,500	Western Union Co. (The)	176,820
5,200	Zebra Technologies Corp., Class A †	178,672
		6,499,605
Materials — (1.1)%
7,000	Allied Nevada Gold Corp. †	198,660
9,710	Dow Chemical Co. (The)	305,865
2,900	Martin Marietta Materials, Inc.	228,578

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire Large Cap Core Plus Fund Schedule of Securities Sold Short - (Continued)	June 30, 2012 (Unaudited)

Shares		Value
Materials (continued)
5,110	Nucor Corp.	$193,669
7,350	Owens-Illinois, Inc. †	140,900
2,200	Praxair, Inc.	239,206
2,500	Royal Gold, Inc.	196,000
6,000	Silgan Holdings, Inc.	256,140
5,800	Sonoco Products Co.	174,870
		1,933,888
Telecommunication Services — (0.4)%
10,900	America Movil SAB de CV, Ser L	284,054
5,000	Level 3 Communications, Inc. †	110,750
12,000	NII Holdings, Inc. †	122,760
21,580	Windstream Corp.	208,463
		726,027
Utilities — (1.0)%
3,600	AGL Resources, Inc.	139,500
9,500	Aqua America, Inc.	237,120
7,680	Calpine Corp. †	126,797
2,470	Consolidated Edison, Inc.	153,609
3,000	ITC Holdings Corp.	206,730
9,600	MDU Resources Group, Inc.	207,456
7,140	National Fuel Gas Co.	335,437
4,490	Public Service Enterprise Group, Inc.	145,925
6,500	UGI Corp.	191,295
		1,743,869

Securities Sold Short (Proceeds $34,657,855)		$36,118,663

Percentages are based on Net Assets of $172,007,826.

†	Non-income producing security.
‡	Real Estate Investment Trust.

ADR — American Depositary Receipt
PLC — Public Limited Company

As of June 30, 2012, all of the Fund’s securities sold short were considered Level 1. For the six months ended June 30, 2012, there were no Level 3 securities. Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurement.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Statements of Assets and Liabilities June 30, 2012 (Unaudited)

	LARGE COMPANY GROWTH PORTFOLIO	LARGE COMPANY VALUE PORTFOLIO	SMALL COMPANY GROWTH PORTFOLIO	SMALL COMPANY VALUE PORTFOLIO	WILSHIRE 5000 INDEXSM FUND	WILSHIRE LARGE CAP CORE PLUS FUND
ASSETS:
Investments in securities, at value (Note 2)	$203,891,644	$49,115,563	$10,272,770	$8,754,356	$173,981,512	$237,418,229
Cash	—	—	—	—	20,225	—
Receivable for investment securities sold	76,691	1,717,184	7,350	50,955	3,525	2,033,757
Dividends and interest receivable	131,578	55,547	3,070	14,342	207,071	227,406
Receivable for Portfolio shares sold	60,566	27,678	704	6,231	35,538	—
Dividend reclaim receivable	67	3,265	—	—	—	2,846
Receivable from Adviser (Note 3)	—	—	6,570	5,251	—	9,564
Prepaid expenses and other assets	26,532	18,715	14,338	15,188	39,761	22,139
Total Assets	204,187,078	50,937,952	10,304,802	8,846,323	174,287,632	239,713,941

LIABILITIES:
Securities sold short, at value	—	—	—	—	—	36,118,663
Payable upon return on securities loaned	19,341,806	8,530,515	3,313,647	167,940	15,426,164	28,983,211
Payable for investment securities purchased	560,572	1,869,529	9,734	7,731	—	2,115,418
Payable for Portfolio shares redeemed	224,352	160,937	4,020	20,636	83,179	—
Investment advisory fees payable (Note 3)	228,311	49,108	9,429	11,860	25,983	281,286
Distribution fees payable (Note 4)	19,182	7,041	1,528	1,422	21,903	11,386
Shareholder Service fees payable (Note 4)	35,009	—	—	—	30,106	2,247
Administration fees payable	10,341	2,235	379	475	8,846	9,593
Directors’ fees payable	2,872	519	110	137	2,458	2,879
Chief compliance officer expenses payable	1,446	272	57	72	1,257	1,429
Dividends payable on securities sold short	—	—	—	—	—	37,877
Cash overdraft	—	—	—	4,295	—	1,050
Accrued expenses and other payables	121,162	28,793	13,197	12,211	106,481	141,076
Total Liabilities	20,545,053	10,648,949	3,352,101	226,779	15,706,377	67,706,115
NET ASSETS	$183,642,025	$40,289,003	$6,952,701	$8,619,544	$158,581,255	$172,007,826

NET ASSETS consist of:
Paid-in capital	$148,966,300	$51,279,604	$6,847,293	$10,159,110	$141,540,031	$146,530,654
Undistributed net investment income/ (accumulated net investment loss)	(1,141)	192,482	(2,488)	(11,794)	1,225,458	679,140
Accumulated net realized loss on investments sold and securities sold short	(808,276)	(14,191,479)	(798,485)	(2,398,162)	(48,264,412)	(8,725,603)
Net unrealized appreciation of investments and securities sold short	35,485,142	3,008,396	906,381	870,390	64,080,178	33,523,635

NET ASSETS	$183,642,025	$40,289,003	$6,952,701	$8,619,544	$158,581,255	$172,007,826
Investments in securities, at cost (Note 2)	$168,406,502	$46,107,167	$9,366,389	$7,883,966	$109,901,334	$202,433,786
Securities on Loan	19,472,854	8,532,982	3,357,803	166,068	15,504,917	28,999,073
Securities sold short, proceeds receivable	—	—	—	—	—	34,657,855

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Statements of Assets and Liabilities - (Continued) June 30, 2012 (Unaudited)

	LARGE COMPANY GROWTH PORTFOLIO	LARGE COMPANY VALUE PORTFOLIO	SMALL COMPANY GROWTH PORTFOLIO	SMALL COMPANY VALUE PORTFOLIO	WILSHIRE 5000 INDEXSM FUND	WILSHIRE LARGE CAP CORE PLUS FUND
NET ASSETS:
Investment Class shares	$103,553,210	$39,437,882	$6,928,687	$8,566,358	$104,851,458	$78,142,181
(50,000,000 shares authorized, per class, per Portfolio, par value $.001 per share)†
Institutional Class shares	$80,088,815	$851,121	$24,014	$53,186	$52,538,897	$93,865,645
(50,000,000 shares authorized, per class, per Portfolio, par value $.001 per share)†
Qualified Class shares	N/A	N/A	N/A	N/A	$120	N/A
(50,000,000 shares authorized, per class, per Portfolio, par value $.001 per share)
Horace Mann Class shares	N/A	N/A	N/A	N/A	$1,190,780	N/A
(50,000,000 shares authorized, per class, per Portfolio, par value $.001 per share)

SHARES OUTSTANDING:
Investment Class shares	2,982,911	2,652,974	407,459	532,874	8,815,479	9,536,490
Institutional Class shares	2,225,833	57,127	1,351	3,273	4,416,310	11,383,487
Qualified Class shares	N/A	N/A	N/A	N/A	10	N/A
Horace Mann Class shares	N/A	N/A	N/A	N/A	100,298	N/A

INVESTMENT CLASS SHARES:
Net asset value, offering and redemption price per share	$34.72	$14.87	$17.00	$16.08	$11.89	$8.19

INSTITUTIONAL CLASS SHARES:
Net asset value, offering and redemption price per share	$35.98	$14.90	$17.78	$16.25	$11.90	$8.25

QUALIFIED CLASS SHARES:
Net asset value, offering and redemption price per share	N/A	N/A	N/A	N/A	$12.09	N/A

HORACE MANN CLASS SHARES:
Net asset value, offering and redemption price per share	N/A	N/A	N/A	N/A	$11.87	N/A

†	For the Wilshire Large Cap Core Plus Fund, (40,000,000 shares authorized, per class, par value $.001 per share).

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Statements of Operations For the Six Months Ended June 30, 2012 (Unaudited)

	LARGE COMPANY GROWTH PORTFOLIO	LARGE COMPANY VALUE PORTFOLIO	SMALL COMPANY GROWTH PORTFOLIO	SMALL COMPANY VALUE PORTFOLIO	WILSHIRE 5000 INDEXSM FUND	WILSHIRE LARGE CAP CORE PLUS FUND
INVESTMENT INCOME:
Dividends	$1,130,250	$432,889	$49,656	$85,002	$1,631,461	$2,390,934
Interest	137	36	2	1	26	28
Income from Security Lending	32,971	2,297	2,803	1,823	37,272	87,506
Foreign taxes withheld	(1,186)	—	(38)	(31)	(67)	(13,000)
Total income	1,162,172	435,222	52,423	86,795	1,668,692	2,465,468

EXPENSES:
Investment advisory fee (Note 3)	688,372	137,229	29,603	37,440	79,219	880,250
Distribution (12b-1) fees (Note 4)
Investment Class	128,820	44,694	7,294	10,938	124,129	99,816
Horace Mann Class	N/A	N/A	N/A	N/A	1,349	N/A
Shareholder Service fees
Investment Class	64,703	4,623	4,543	3,564	40,914	15,693
Institutional Class	2,208	305	12	44	22,481	79
Administration and accounting fees (Note 3)	64,248	12,808	2,438	3,083	55,453	61,618
Directors' fees and expenses (Note 3)	18,254	3,434	713	904	15,882	18,044
Chief compliance officer expenses	1,531	2,082	21	25	462	520
Transfer agent fees (Note 3)	71,413	5,681	2,592	2,888	39,364	20,920
Professional fees	48,696	9,255	1,890	2,382	42,265	47,870
Printing fees	18,421	3,395	716	1,100	15,569	18,544
Registration and filing fees	14,527	11,704	12,962	11,316	27,168	19,159
Custodian fees (Note 3)	26,895	7,784	3,746	4,005	21,367	36,988
Dividend expense on securities sold short	—	—	—	—	—	350,754
Interest expense	—	—	—	—	—	245,962
Other	16,756	3,115	4,121	4,219	31,186	20,508
Total expenses	1,164,844	246,109	70,651	81,908	516,808	1,836,725
Fees waived by investment Adviser (Note 3)	—	—	(19,821)	(15,892)	—	(39,871)
Fees paid indirectly (Note 4)	(1,531)	(3,374)	(422)	(361)	(111)	(10,528)
Net expenses	1,163,313	242,735	50,408	65,655	516,697	1,786,326
Net investment income/(loss)	(1,141)	192,487	2,015	21,140	1,151,995	679,142

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS AND SECURITIES SOLD SHORT (NOTES 1 and 7):
Net realized gain/(loss) from:
Investments	9,448,584	940,458	98,431	208,124	2,640,201	4,949,823
Securities sold short	—	—	—	—	—	(1,301,368)
Net change in unrealized appreciation/ (depreciation) on:
Investments	7,605,599	1,139,606	383,104	388,906	9,427,580	9,892,231
Securities sold short	—	—	—	—	—	(952,631)
Net realized and unrealized gain on investments and securities sold short	17,054,183	2,080,064	481,535	597,030	12,067,781	12,588,055
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$17,053,042	$2,272,551	$483,550	$618,170	$13,219,776	$13,267,197

Amounts designated as “—” are either $0, or have been rounded to $0.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Statements of Changes in Net Assets For the Six Months Ended June 30, 2012 (Unaudited)

	LARGE COMPANY GROWTH PORTFOLIO	LARGE COMPANY VALUE PORTFOLIO	SMALL COMPANY GROWTH PORTFOLIO	SMALL COMPANY VALUE PORTFOLIO	WILSHIRE 5000 INDEXSM FUND	WILSHIRE LARGE CAP CORE PLUS FUND
OPERATIONS:
Net investment income/(loss)	$(1,141)	$192,487	$2,015	$21,140	$1,151,995	$679,142
Net realized gain on investments and securities sold short	9,448,584	940,458	98,431	208,124	2,640,201	3,648,455
Net change in unrealized appreciation on investments and securities sold short	7,605,599	1,139,606	383,104	388,906	9,427,580	8,939,600
Net increase in net assets resulting from operations	17,053,042	2,272,551	483,550	618,170	13,219,776	13,267,197

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net Investment Income:
Investment Class shares	—	—	—	—	—	—
Institutional Class shares	—	—	—	—	—	—
Qualified Class shares	N/A	N/A	N/A	N/A	—	N/A
Horace Mann Class shares	N/A	N/A	N/A	N/A	—	N/A
Net Realized Capital Gains
Investment Class shares	—	—	—	—	—	—
Institutional Class shares	—	—	—	—	—	—
Total Distributions to Shareholders	—	—	—	—	—	—

CAPITAL STOCK TRANSACTIONS (DOLLARS):
Investment Class shares:
Shares sold	7,272,860	8,726,437	332,640	603,251	5,432,620	11,054
Shares issued as reinvestment of distributions	—	—	—	—	—	—
Shares redeemed	(8,010,596)	(2,470,378)	(699,868)	(1,445,022)	(8,783,252)	(7,881,557)
Net increase/(decrease) in net assets from Investment Class share transactions	(737,736)	6,256,059	(367,228)	(841,771)	(3,350,632)	(7,870,503)
Institutional Class shares:
Shares sold	5,816,483	65,794	10,181	9,101	2,144,383	876,610
Shares issued as reinvestment of distributions	—	—	—	—	—	—
Shares redeemed	(7,563,106)	(46,613)	(1)	(42,537)	(4,322,699)	(7,400,825)
Net increase/(decrease) in net assets from Institutional Class share transactions	(1,746,623)	19,181	10,180	(33,436)	(2,178,316)	(6,524,215)
Qualified Class shares:
Shares sold	N/A	N/A	N/A	N/A	—	N/A
Shares issued as reinvestment of distributions	N/A	N/A	N/A	N/A	—	N/A
Shares redeemed	N/A	N/A	N/A	N/A	—	N/A
Net decrease in net assets from Qualified Class share transactions	N/A	N/A	N/A	N/A	—	N/A
Horace Mann Class shares:
Shares sold	N/A	N/A	N/A	N/A	19,650	N/A
Shares issued as reinvestment of distributions	N/A	N/A	N/A	N/A	—	N/A
Shares redeemed	N/A	N/A	N/A	N/A	(34,286)	N/A
Net decrease in net assets from Horace Mann Class share transactions	N/A	N/A	N/A	N/A	(14,636)	N/A
Net increase/(decrease) in net assets from capital stock transactions	(2,484,359)	6,275,240	(357,048)	(875,207)	(5,543,584)	(14,394,718)
Net increase/(decrease) in net assets	14,568,683	8,547,791	126,502	(257,037)	7,676,192	(1,127,521)

Amounts designated as “—” are either $0, or have been rounded to $0.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Statements of Changes in Net Assets - (Continued) For the Six Months Ended June 30, 2012 (Unaudited)

	LARGE COMPANY GROWTH PORTFOLIO	LARGE COMPANY VALUE PORTFOLIO	SMALL COMPANY GROWTH PORTFOLIO	SMALL COMPANY VALUE PORTFOLIO	WILSHIRE 5000 INDEXSM FUND	WILSHIRE LARGE CAP CORE PLUS FUND
NET ASSETS:
Beginning of period	$169,073,342	$31,741,212	$6,826,199	$8,876,581	$150,905,063	$173,135,347
End of period	$183,642,025	$40,289,003	$6,952,701	$8,619,544	$158,581,255	$172,007,826
Undistributed net investment income/ (accumulated net investment loss) at end of period	$(1,141)	$192,482	$(2,488)	$(11,794)	$1,225,458	$679,140

CAPITAL SHARE TRANSACTIONS:
Investment Class shares:
Shares sold	205,481	578,186	19,596	37,460	461,622	1,332
Shares issued as reinvestment of distributions	—	—	—	—	—	—
Shares redeemed	(230,405)	(165,833)	(40,820)	(89,187)	(750,637)	(953,600)
Net increase/(decrease) in Investment Class shares outstanding	(24,924)	412,353	(21,124)	(51,727)	(289,015)	(952,268)

Institutional Class shares:
Shares sold	162,194	4,340	562	548	181,312	105,904
Shares issued as reinvestment of distributions	—	—	—	—	—	—
Shares redeemed	(210,240)	(3,093)	—	(2,658)	(365,373)	(870,247)
Net increase/(decrease) in Institutional Class shares outstanding	(48,046)	1,247	562	(2,110)	(184,061)	(764,343)

Qualified Class shares:
Shares sold	N/A	N/A	N/A	N/A	—	N/A
Shares issued as reinvestment of distributions	N/A	N/A	N/A	N/A	—	N/A
Shares redeemed	N/A	N/A	N/A	N/A	—	N/A
Net decrease in Qualified Class shares outstanding	N/A	N/A	N/A	N/A	—	N/A

Horace Mann Class shares:
Shares sold	N/A	N/A	N/A	N/A	1,676	N/A
Shares issued as reinvestment of distributions	N/A	N/A	N/A	N/A	—	N/A
Shares redeemed	N/A	N/A	N/A	N/A	(2,907)	N/A
Net decrease in Horace Mann Class shares outstanding	N/A	N/A	N/A	N/A	(1,231)	N/A

Amounts designated as “—” are either $0, or have been rounded to $0.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Statements of Changes in Net Assets For the Year Ended December 31, 2011

	LARGE COMPANY GROWTH PORTFOLIO	LARGE COMPANY VALUE PORTFOLIO	SMALL COMPANY GROWTH PORTFOLIO	SMALL COMPANY VALUE PORTFOLIO	WILSHIRE 5000 INDEXSM FUND	WILSHIRE LARGE CAP CORE PLUS FUND
OPERATIONS:
Net investment income/(loss)	$(210,394)	$266,177	$(63,919)	$(1,008)	$2,071,889	$370,987
Net realized gain on investments and securities sold short	19,056,395	2,558,053	1,625,193	1,630,319	4,689,955	4,373,844
Net change in unrealized depreciation on investments and securities sold short	(20,776,717)	(3,902,707)	(1,548,423)	(2,313,120)	(6,547,746)	(8,274,855)
Net increase/(decrease) in net assets resulting from operations	(1,930,716)	(1,078,477)	12,851	(683,809)	214,098	(3,530,024)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net Investment Income:
Investment Class shares	—	(256,861)	—	(39,491)	(1,299,378)	(619,283)
Institutional Class shares	—	(9,947)	—	(922)	(764,700)	(994,442)
Qualified Class shares	N/A	N/A	N/A	N/A	—	N/A
Horace Mann Class shares	N/A	N/A	N/A	N/A	(13,865)	N/A
Net Realized Capital Gains
Investment Class shares	—	—	—	—	—	(2,109,433)
Institutional Class shares	—	—	—	—	—	(2,435,339)
Total Distributions to Shareholders	—	(266,808)	—	(40,413)	(2,077,943)	(6,158,497)

CAPITAL STOCK TRANSACTIONS (DOLLARS):
Investment Class shares:
Shares sold	4,042,266	1,719,606	790,076	1,454,740	19,394,996	35,639
Shares issued as reinvestment of distributions	—	255,796	—	39,014	1,267,385	2,721,826
Shares redeemed	(19,884,541)	(3,578,375)	(1,495,115)	(5,735,611)	(24,678,838)	(9,997,018)
Net decrease in net assets from Investment Class share transactions	(15,842,275)	(1,602,973)	(705,039)	(4,241,857)	(4,016,457)	(7,239,553)
Institutional Class shares:
Shares sold	9,873,214	13,915	4,074	35	6,781,426	3,205,807
Shares issued as reinvestment of distributions	—	8,942	—	888	760,788	3,429,780
Shares redeemed	(16,937,860)	(325,176)	(185,985)	(68,015)	(10,288,790)	(11,738,689)
Net decrease in net assets from Institutional Class share transactions	(7,064,646)	(302,319)	(181,911)	(67,092)	(2,746,576)	(5,103,102)
Qualified Class shares:
Shares sold	N/A	N/A	N/A	N/A	43,978	N/A
Shares issued as reinvestment of distributions	N/A	N/A	N/A	N/A	—	N/A
Shares redeemed	N/A	N/A	N/A	N/A	(778,666)	N/A
Net decrease in net assets from Qualified Class share transactions	N/A	N/A	N/A	N/A	(734,688)	N/A
Horace Mann Class shares:
Shares sold	N/A	N/A	N/A	N/A	42,075	N/A
Shares issued as reinvestment of distributions	N/A	N/A	N/A	N/A	13,865	N/A
Shares redeemed	N/A	N/A	N/A	N/A	(141,090)	N/A
Net decrease in net assets from Horace Mann Class share transactions	N/A	N/A	N/A	N/A	(85,150)	N/A
Net decrease in net assets from capital stock transactions	(22,906,921)	(1,905,292)	(886,950)	(4,308,949)	(7,582,871)	(12,342,655)
Net decrease in net assets	(24,837,637)	(3,250,577)	(874,099)	(5,033,171)	(9,446,716)	(22,031,176)

Amounts designated as “—” are either $0, or have been rounded to $0.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Statements of Changes in Net Assets - (Continued) For the Year Ended December 31, 2011

	LARGE COMPANY GROWTH PORTFOLIO	LARGE COMPANY VALUE PORTFOLIO	SMALL COMPANY GROWTH PORTFOLIO	SMALL COMPANY VALUE PORTFOLIO	WILSHIRE 5000 INDEXSM FUND	WILSHIRE LARGE CAP CORE PLUS FUND
NET ASSETS:
Beginning of year	$193,910,979	$34,991,789	$7,700,298	$13,909,752	$160,351,779	$195,166,523
End of year	$169,073,342	$31,741,212	$6,826,199	$8,876,581	$150,905,063	$173,135,347
Undistributed net investment income/(accumulated net investment loss)/(distributions in excess of net investment income) at end of year	$—	$(5)	$(4,503)	$(32,934)	$73,463	$(2)

CAPITAL SHARE TRANSACTIONS:
Investment Class shares:
Shares sold	124,807	121,345	45,137	91,474	1,711,879	4,334
Shares issued as reinvestment of distributions	—	18,416	—	2,574	115,427	364,597
Shares redeemed	(613,507)	(249,337)	(88,106)	(350,974)	(2,229,867)	(1,201,381)
Net decrease in Investment Class shares outstanding	(488,700)	(109,576)	(42,969)	(256,926)	(402,561)	(832,450)

Institutional Class shares:
Shares sold	296,601	922	225	2	605,494	397,872
Shares issued as reinvestment of distributions	—	643	—	58	69,351	455,164
Shares redeemed	(508,434)	(22,201)	(10,204)	(4,111)	(913,997)	(1,427,164)
Net decrease in Institutional Class shares outstanding	(211,833)	(20,636)	(9,979)	(4,051)	(239,152)	(574,128)

Qualified Class shares:
Shares sold	N/A	N/A	N/A	N/A	3,756	N/A
Shares issued as reinvestment of distributions	N/A	N/A	N/A	N/A	—	N/A
Shares redeemed	N/A	N/A	N/A	N/A	(68,517)	N/A
Net decrease in Qualified Class shares outstanding	N/A	N/A	N/A	N/A	(64,761)	N/A

Horace Mann Class shares:
Shares sold	N/A	N/A	N/A	N/A	3,772	N/A
Shares issued as reinvestment of distributions	N/A	N/A	N/A	N/A	1,266	N/A
Shares redeemed	N/A	N/A	N/A	N/A	(12,753)	N/A
Net decrease in Horace Mann Class shares outstanding	N/A	N/A	N/A	N/A	(7,716)	N/A

Amounts designated as “—” are either $0, or have been rounded to $0.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Statement of Cash Flows For the Six Months Ended June 30, 2012 (Unaudited)

WILSHIRE LARGE CAP CORE PLUS FUND
INCREASE (DECREASE) IN CASH
CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets from operations	$13,267,197
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Purchases of investment securities	(117,833,077)
Proceeds from disposition of investment securities	103,129,051
Purchases to cover securities sold short	(33,064,044)
Proceeds from securities sold short	32,276,672
Net realized (gain)/loss from:
Investments	(4,949,823)
Securities sold short	1,301,368
Net change in unrealized (appreciation)/depreciation on:
Investments	(9,892,231)
Securities sold short	952,631
Decrease in dividends and interest receivable	49,283
Decrease in receivable from Adviser	27,188
Increase in prepaid expenses and other assets	(3,499)
Increase in dividend reclaim receivable	(2,611)
Increase in payable upon return on securities loaned	28,983,211
Increase in investment advisory fees payable	136,038
Decrease in distribution fees payable	(5,954)
Decrease in shareholder service fees payable	(1,288)
Decrease in administration fees payable	(574)
Increase in Directors’ fees payable	301
Decrease in dividends payable on securities sold short	(6,732)
Increase in chief compliance officer expenses payable	520
Increase accrued expenses and other payables	26,621
Net cash provided by operating activities	14,390,248

Cash Flows From Financing Activities:
Proceeds from shares sold	900,615
Payments on shares redeemed	(15,292,230)
Distributions to shareholders*	—
Net cash flows used in financing activities	(14,391,615)
Net decrease in cash	(1,367)

Cash at beginning of period	317
Cash overdraft at end of period	$(1,050)

*	Non-cash operating activities not included herein interest paid of $350,754.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Large Company Growth Portfolio Financial Highlights

For a Fund Share Outstanding Throughout Each Period.
	Investment Class Shares
	Six Months Ended 06/30/2012 (Unaudited)		Year Ended 12/31/2011	Year Ended 12/31/2010		Year Ended 12/31/2009	Year Ended 12/31/2008	Year Ended 12/31/2007
Net asset value, beginning of period	$31.54		$32.00	$26.88		$20.12	$35.34	$36.20

Income/(loss) from investment operations:
Net investment income/(loss)1	(0.03)		(0.09)	0.01		0.00	(0.09)	(0.13)
Net realized and unrealized gain/(loss) on investments	3.21		(0.37)	5.12		6.76	(14.73)	6.18
Total from investment operations	3.18		(0.46)	5.13		6.76	(14.82)	6.05

Less distributions:
From net investment income	0.00		0.00	(0.01)		0.00	0.00	0.00
Return of capital	0.00		0.00	(0.00	)2	0.00	0.00	0.00
From capital gains	0.00		0.00	0.00		0.00	(0.40)	(6.91)
Total distributions	0.00		0.00	(0.01)		0.00	(0.40)	(6.91)

Net asset value, end of period	$34.72		$31.54	$32.00		$26.88	$20.12	$35.34

Total return	10.08	%3	(1.44)%	19.10%		33.60%	(41.88)%	16.33%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$103,553		$94,872	$111,904		$116,799	$118,683	$312,297
Operating expenses including reimbursement/fees paid indirectly	1.43	%4	1.41%	1.42%		1.43%	1.43%	1.41%
Operating expenses excluding reimbursement/fees paid indirectly	1.43	%4	1.41%	1.42%		1.43%	1.43%	1.41%
Net investment income/(loss)	(0.16	)%4	(0.27)%	0.04%		(0.02)%	(0.31)%	(0.32)%
Portfolio turnover rate	38	%3	104%	167%		84%	178%	129%

1	The selected per share data was calculated using the average shares outstanding method for the period.

2	Amount is less than $0.01 per share.

3	Not Annualized

4	Annualized

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Large Company Growth Portfolio Financial Highlights - (Continued)

For a Fund Share Outstanding Throughout Each Period.
	Institutional Class Shares
	Six Months Ended 06/30/2012 (Unaudited)		Year Ended 12/31/2011	Year Ended 12/31/2010		Year Ended 12/31/2009	Year Ended 12/31/2008	Year Ended 12/31/2007
Net asset value, beginning of period	$32.63		$32.99	$27.70		$20.72	$36.25	$36.84

Income/(loss) from investment operations:
Net investment income1	0.04		0.03	0.12		0.08	0.02	0.03
Net realized and unrealized gain/(loss) on investments	3.31		(0.39)	5.30		6.98	(15.15)	6.29
Total from investment operations	3.35		(0.36)	5.42		7.06	(15.13)	6.32

Less distributions:
From net investment income	0.00		0.00	(0.13)		(0.08)	0.00	0.00
Return of capital	0.00		0.00	(0.00	)2	0.00	0.00	0.00
From capital gains	0.00		0.00	0.00		0.00	(0.40)	(6.91)
Total distributions	0.00		0.00	(0.13)		(0.08)	(0.40)	(6.91)

Net asset value, end of period	$35.98		$32.63	$32.99		$27.70	$20.72	$36.25

Total return	10.27	%3	(1.09)%	19.55%		34.07%	(41.70)%	16.80%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$80,089		$74,201	$82,007		$89,049	$81,680	$169,017
Operating expenses including reimbursement/fees paid indirectly	1.06	%4	1.05%	1.05%		1.09%	1.06%	1.02%
Operating expenses excluding reimbursement/fees paid indirectly	1.06	%4	1.05%	1.05%		1.09%	1.06%	1.02%
Net investment income	0.21	%4	0.09%	0.40%		0.33%	0.07%	0.08%
Portfolio turnover rate	38	%3	104%	167%		84%	178%	129%

1	The selected per share data was calculated using the average shares outstanding method for the period.

2	Amount is less than $0.01 per share.

3	Not Annualized

4	Annualized

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Large Company Value Portfolio Financial Highlights

For a Fund Share Outstanding Throughout Each Period.
Investment Class Shares
Six Months Ended 06/30/2012 (Unaudited)	Year Ended 12/31/2011	Year Ended 12/31/2010	Year Ended 12/31/2009	Year Ended 12/31/2008	Year Ended 12/31/2007
Net asset value, beginning of period	$13.82	$14.42	$12.78	$10.02	$17.51	$22.99

Income/(loss) from investment operations:
Net investment income1	0.08	0.11	0.07	0.08	0.17	0.20
Net realized and unrealized gain/(loss) on investments	0.97	(0.59)	1.64	2.77	(7.45)	(0.58)
Total from investment operations	1.05	(0.48)	1.71	2.85	(7.28)	(0.38)

Less distributions:
From net investment income	0.00	(0.12)	(0.07)	(0.09)	(0.21)	(0.23)
Return of capital	0.00	0.00	(0.00	)2	0.00	0.00	(0.00	)2
From capital gains	0.00	0.00	0.00	0.00	0.00	2	(4.87)
Total distributions	0.00	(0.12)	(0.07)	(0.09)	(0.21)	(5.10)

Net asset value, end of period	$14.87	$13.82	$14.42	$12.78	$10.02	$17.51

Total return	7.60	%3	(3.36)%	13.40%	28.48%	(41.55)%	(2.00)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$39,438	$30,968	$33,887	$30,677	$24,791	$57,314
Operating expenses including reimbursement/fees paid indirectly	1.33	%4	1.39%	1.39%	1.48%	1.49%	1.42%
Operating expenses excluding reimbursement/fees paid indirectly	1.35	%4	1.39%	1.39%	1.48%	1.49%	1.42%
Net investment income/(loss)	1.24	%4	0.77%	0.54%	0.75%	1.22%	0.85%
Portfolio turnover rate	50	%3	140%	140%	188%	183%	120%

1	The selected per share data was calculated using the average shares outstanding method for the period.

2	Amount is less than $0.01 per share.

3	Not Annualized

4	Annualized

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Large Company Value Portfolio Financial Highlights - (Continued)

For a Fund Share Outstanding Throughout Each Period.
Institutional Class Shares
Six Months Ended 06/30/2012 (Unaudited)	Year Ended 12/31/2011	Year Ended 12/31/2010	Year Ended 12/31/2009	Year Ended 12/31/2008	Year Ended 12/31/2007
Net asset value, beginning of period	$13.84	$14.44	$12.79	$10.01	$17.49	$23.04

Income/(loss) from investment operations:
Net investment income1	0.09	0.16	0.08	0.10	0.20	0.27
Net realized and unrealized gain/(loss) on investments	0.97	(0.58)	1.66	2.76	(7.45)	(0.64)
Total from investment operations	1.06	(0.42)	1.74	2.86	(7.25)	(0.37)

Less distributions:
From net investment income	0.00	(0.18)	(0.09)	(0.08)	(0.23)	(0.31)
Return of capital	0.00	0.00	(0.00	)2	0.00	0.00	(0.00	)2
From capital gains	0.00	0.00	0.00	0.00	0.00	2	(4.87)
Total distributions	0.00	(0.18)	(0.09)	(0.08)	(0.23)	(5.18)

Net asset value, end of period	$14.90	$13.84	$14.44	$12.79	$10.01	$17.49

Total return	7.66	%3	(2.95)%	13.57%	28.60%	(41.41)%	(1.92)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$851	$773	$1,105	$1,461	$4,736	$8,469
Operating expenses including reimbursement/fees paid indirectly	1.13	%4	1.00%	1.27%	1.36%	1.30%	1.12%
Operating expenses excluding reimbursement/fees paid indirectly	1.15	%4	1.16%	1.27%	1.36%	1.30%	1.12%
Net investment income	1.24	%4	1.13%	0.65%	0.97%	1.34%	1.15%
Portfolio turnover rate	50%	140%	140%	188%	183%	120%

1	The selected per share data was calculated using the average shares outstanding method for the period.

2	Amount is less than $0.01 per share.

3	Not Annualized

4	Annualized

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Small Company Growth Portfolio Financial Highlights

For a Fund Share Outstanding Throughout Each Period.
Investment Class Shares
Six Months Ended 06/30/2012 (Unaudited)	Year Ended 12/31/2011	Year Ended 12/31/2010	Year Ended 12/31/2009	Year Ended 12/31/2008	Year Ended 12/31/2007
Net asset value, beginning of period	$15.90	$15.95	$12.64	$9.70	$16.94	$17.46

Income/(loss) from investment operations:
Net investment loss1	0.00	5	(0.14)	(0.05)	(0.08)	(0.10)	(0.09)
Net realized and unrealized gain/(loss) on investments	1.10	0.09	2	3.36	3.02	(6.56)	1.60
Total from investment operations	1.10	(0.05)	3.31	2.94	(6.66)	1.51

Less distributions:
From capital gains	0.00	0.00	0.00	0.00	(0.58)	(2.03)
Total distributions	0.00	0.00	0.00	0.00	(0.58)	(2.03)

Net asset value, end of period	$17.00	$15.90	$15.95	$12.64	$9.70	$16.94

Total return	6.92	%3	(0.31)%	26.19%	30.31%	(39.13)%	8.36%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$6,929	$6,813	$7,521	$6,513	$5,273	$18,702
Operating expenses including reimbursement/waiver and fees paid indirectly	1.44	%4	1.50%	1.45%	1.50%	1.47%	1.46%
Operating expenses excluding reimbursement/waiver and fees paid indirectly6	2.03	%4	2.02%	2.18%	2.41%	2.07%	2.06%
Net investment loss	0.06	%4	(0.85)%	(0.41)%	(0.74)%	(0.66)%	(1.09)%
Portfolio turnover rate	47	%3	177%	83%	98%	87%	99%

1	The selected per share data was calculated using the average shares outstanding method for the period.

2
The amount shown for a share outstanding throughout the year ended December 31, 2011, does not accord with the aggregate net gains on investments for the year because of the sales and repurchases of Portfolio shares in relation to fluctuating market value of the investments of the Portfolio.

3	Not Annualized

4	Annualized

5	Amount is less than $0.01 per share.

6
The ratio of operating expenses excluding reimbursement/waiver for the six months ended June 30, 2012 excludes the effect of fees paid indirectly. If this expense offset was included, the ratio would have been 2.02%.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Small Company Growth Portfolio Financial Highlights - (Continued)

For a Fund Share Outstanding Throughout Each Period.
Institutional Class Shares
Six Months Ended 06/30/2012 (Unaudited)	Year Ended 12/31/2011	Year Ended 12/31/2010	Year Ended 12/31/2009	Year Ended 12/31/2008	Year Ended 12/31/2007
Net asset value, beginning of period	$16.60	$16.61	$13.12	$10.03	$17.50	$17.93

Income/(loss) from investment operations:
Net investment loss1	0.03	(0.12)	(0.01)	(0.04)	(0.06)	(0.06)
Net realized and unrealized gain/(loss) on investments	1.15	0.11	2	3.50	3.13	(6.83)	1.66
Total from investment operations	1.18	(0.01)	3.49	3.09	(6.89)	1.60

Less distributions:
From capital gains	0.00	0.00	0.00	0.00	(0.58)	(2.03)
Total distributions	0.00	0.00	0.00	0.00	(0.58)	(2.03)

Net asset value, end of period	$17.78	$16.60	$16.61	$13.12	$10.03	$17.50

Total return	7.11	%3	(0.06)%	26.60%	30.81%	(39.17)%	8.58%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$24	$13	$179	$135	$154	$298
Operating expenses including reimbursement/waiver and fees paid indirectly	1.23	%4	1.23%	1.15%	1.18%	1.24%	1.21%
Operating expenses excluding reimbursement/waiver and fees paid indirectly5	1.82	%4	1.69%	1.87%	2.09%	1.78%	1.81%
Net investment income/(loss)	0.33	%4	(0.68)%	(0.09)%	(0.43)%	(0.39)%	(0.92)%
Portfolio turnover rate	47	%3	177%	83%	98%	87%	99%

1	The selected per share data was calculated using the average shares outstanding method for the period.

2
The amount shown for a share outstanding throughout the year ended December 31, 2011, does not accord with the aggregate net gains on investments for the year because of the sales and repurchases of Portfolio shares in relation to fluctuating market value of the investments of the Portfolio.

3	Not Annualized

4	Annualized

5
The ratio of operating expenses excluding reimbursement/waiver for the six months ended June 30, 2012, excludes the effect of fees paid indirectly. If this expense offset was included the ratio would have been 1.81%.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Small Company Value Portfolio Financial Highlights

For a Fund Share Outstanding Throughout Each Period.
Investment Class Shares
Six Months Ended 06/30/2012 (Unaudited)	Year Ended 12/31/2011	Year Ended 12/31/2010	Year Ended 12/31/2009	Year Ended 12/31/2008	Year Ended 12/31/2007
Net asset value, beginning of period	$15.04	$16.34	$13.32	$10.93	$16.49	$18.77

Income/(loss) from investment operations:
Net investment income1	0.04	0.00	0.12	0.05	0.09	0.10
Net realized and unrealized gain/(loss) on investments	1.00	(1.23)	3.02	2.44	(5.51)	(0.70)
Total from investment operations	1.04	(1.23)	3.14	2.49	(5.42)	(0.60)

Less distributions:
From net investment income	0.00	(0.07)	(0.12)	(0.10)	(0.14)	(0.11)
From capital gains	0.00	0.00	0.00	0.00	0.00	2	(1.57)
Total distributions	0.00	(0.07)	(0.12)	(0.10)	(0.14)	(1.68)

Net asset value, end of period	$16.08	$15.04	$16.34	$13.32	$10.93	$16.49

Total return	6.91	%3	(7.54)%	23.60%	22.81%	(32.81)%	(3.45)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$8,566	$8,795	$13,754	$9,511	$8,211	$21,630
Operating expenses including reimbursement/waiver and fees paid indirectly	1.49	%4	1.50%	1.50%	1.50%	1.34%	1.19%
Operating expenses excluding reimbursement/waiver and fees paid indirectly5	1.86	%4	1.90%	1.87%	2.01%	1.94%	1.79%
Net investment income/(loss)	0.48	%4	(0.02)%	0.82%	0.49%	0.62%	(0.05)%
Portfolio turnover rate	33	%3	118%	89%	61%	83%	68%

1	The selected per share data was calculated using the average shares outstanding method for the period.

2	Amount is less than $0.01 per share

3	Not Annualized

4	Annualized

5
The ratio of operating expenses excluding reimbursement/waiver for the six months ended June 30, 2012, excludes the effect of fees paid indirectly. If this expense offset was included the ratio would have been 1.85%.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Small Company Value Portfolio Financial Highlights - (Continued)

For a Fund Share Outstanding Throughout Each Period.
Institutional Class Shares
Six Months Ended 06/30/2012 (Unaudited)	Year Ended 12/31/2011	Year Ended 12/31/2010	Year Ended 12/31/2009	Year Ended 12/31/2008	Year Ended 12/31/2007
Net asset value, beginning of period	$15.19	$16.51	$13.45	$11.02	$16.61	$18.90

Income/(loss) from investment operations:
Net investment income1	0.05	0.09	0.14	0.07	0.12	0.17
Net realized and unrealized gain/(loss) on investments	1.01	(1.24)	3.06	2.48	(5.51)	(0.72)
Total from investment operations	1.06	(1.15)	3.20	2.55	(5.39)	(0.55)

Less distributions:
From net investment income	0.00	(0.17)	(0.14)	(0.12)	(0.20)	(0.17)
From capital gains	0.00	0.00	0.00	0.00	0.00	2	(1.57)
Total distributions	0.00	(0.17)	(0.14)	(0.12)	(0.20)	(1.74)

Net asset value, end of period	$16.25	$15.19	$16.51	$13.45	$11.02	$16.61

Total return	6.98	%3	(6.95)%	23.80%	23.11%	(32.37)%	(3.18)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$53	$82	$156	$170	$441	$5,652
Operating expenses including reimbursement/waiver and fees paid indirectly	1.31	%4	0.94%	1.29%	1.30%	1.00%	0.91%
Operating expenses excluding reimbursement/waiver and fees paid indirectly5	1.68	%4	1.64%	1.67%	1.71%	1.61%	1.51%
Net investment income	0.59	%4	0.53%	0.96%	0.65%	0.82%	0.30%
Portfolio turnover rate	33	%3	118%	89%	61%	83%	68%

1	The selected per share data was calculated using the average shares outstanding method for the period.

2	Amount is less than $0.01 per share.

3	Not Annualized

4	Annualized

5
The ratio of operating expenses excluding reimbursement/waiver for the six months ended June 30, 2012, excludes the effect of fees paid indirectly. If this expense offset was included the ratio would have been 1.67%.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire 5000 Indexsm Fund Financial Highlights

For a Fund Share Outstanding Throughout Each Period.
	Investment Class Shares
	Six Months Ended 06/30/2012 (Unaudited)		Year Ended 12/31/2011	Year Ended 12/31/2010	Year Ended 12/31/2009	Year Ended 12/31/2008	Year Ended 12/31/2007
Net asset value, beginning of period	$10.93		$11.05	$9.61	$7.67	$12.42	$12.02

Income/(loss) from investment operations:
Net investment income1	0.08		0.14	0.13	0.11	0.15	0.15
Net realized and unrealized gain/(loss) on investments	0.88		(0.12)	1.45	1.96	(4.77)	0.42
Total from investment operations	0.96		0.02	1.58	2.07	(4.62)	0.57

Less distributions:
From net investment income	0.00		(0.14)	(0.14)	(0.13)	(0.13)	(0.17)
Total distributions	0.00		(0.14)	(0.14)	(0.13)	(0.13)	(0.17)

Net asset value, end of period	$11.89		$10.93	$11.05	$9.61	$7.67	$12.42

Total return	8.78	%2	0.21%	16.44%	26.98%	(37.11)%	4.75%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$104,851		$99,545	$105,019	$109,304	$98,032	$143,090
Operating expenses including reimbursement/fees paid indirectly	0.73	%3	0.74%	0.72%	0.77%	0.78%	0.68%
Operating expenses excluding reimbursement/fees paid indirectly	0.73	%3	0.74%	0.72%	0.77%	0.78%	0.68%
Net investment income	1.38	%3	1.22%	1.26%	1.36%	1.48%	1.20%
Portfolio turnover rate	—	%2,4	9%	2%	57%	52%	60%

1	The selected per share data was calculated using the average shares outstanding method for the period.

2	Not Annualized

3	Annualized

4	Amounts designated as “—” have been rounded to 0.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire 5000 Indexsm Fund Financial Highlights - (Continued)

For a Fund Share Outstanding Throughout Each Period.
	Institutional Class Shares
	Six Months Ended 06/30/2012 (Unaudited)		Year Ended 12/31/2011	Year Ended 12/31/2010	Year Ended 12/31/2009	Year Ended 12/31/2008	Year Ended 12/31/2007
Net asset value, beginning of period	$10.92		$11.04	$9.60	$7.67	$12.41	$12.02

Income/(loss) from investment operations:
Net investment income1	0.09		0.16	0.15	0.13	0.17	0.19
Net realized and unrealized gain/(loss) on investments	0.89		(0.11)	1.45	1.95	(4.76)	0.41
Total from investment operations	0.98		0.05	1.60	2.08	(4.59)	0.60

Less distributions:
From net investment income	0.00		(0.17)	(0.16)	(0.15)	(0.15)	(0.21)
Total distributions	0.00		(0.17)	(0.16)	(0.15)	(0.15)	(0.21)

Net asset value, end of period	$11.90		$10.92	$11.04	$9.60	$7.67	$12.41

Total return	8.97	%2	0.43%	16.71%	27.10%	(36.95)%	4.97%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$52,539		$50,252	$53,415	$66,764	$55,088	$113,721
Operating expenses including reimbursement/fees paid indirectly	0.50	%3	0.53%	0.50%	0.54%	0.59%	0.39%
Operating expenses excluding reimbursement/fees paid indirectly	0.50	%3	0.53%	0.50%	0.54%	0.59%	0.39%
Net investment income	1.61	%3	1.43%	1.48%	1.59%	1.62%	1.49%
Portfolio turnover rate	—	%2,4	9%	2%	57%	52%	60%

1	The selected per share data was calculated using the average shares outstanding method for the period.

2	Not Annualized

3	Annualized

4	Amounts designated as “—” have been rounded to 0.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire 5000 Indexsm Fund Financial Highlights - (Continued)

For a Fund Share Outstanding Throughout Each Period.
Qualified Class Shares
Six Months Ended 06/30/2012 (Unaudited)	Year Ended 12/31/2011	Year Ended 12/31/2010	Year Ended 12/31/2009	Year Ended 12/31/2008	Year Ended 12/31/2007
Net asset value, beginning of period	$11.09	$11.03	$9.59	$7.67	$12.42	$12.02

Income/(loss) from investment operations:
Net investment income1	0.11	0.14	0.13	0.12	0.15	0.14
Net realized and unrealized gain/(loss) on investments	0.89	(0.08)	1.46	1.95	(4.76)	0.42
Total from investment operations	1.00	0.06	1.59	2.07	(4.61)	0.56

Less distributions:
From net investment income	0.00	0.00	(0.15)	(0.15)	(0.14)	(0.16)
Total distributions	0.00	0.00	(0.15)	(0.15)	(0.14)	(0.16)

Net asset value, end of period	$12.09	$11.09	$11.03	$9.59	$7.67	$12.42

Total return	9.02	%3	0.54%	16.56%	26.91%	(37.09)%	4.63%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$—	2	$—	2	$714	$614	$431	$607
Operating expenses including reimbursement/fees paid indirectly	0.00	%4,5	0.65%	0.66%	0.61%	0.84%	0.79%
Operating expenses excluding reimbursement/fees paid indirectly	0.00	%4,5	0.65%	0.66%	0.61%	0.84%	0.79%
Net investment income	1.91	%4	1.21%	1.32%	1.51%	1.40%	1.08%
Portfolio turnover rate	—	%2,3	9%	2%	57%	52%	60%

1	The selected per share data was calculated using the average shares outstanding method for the period.

2	Amounts designated as "—" have been rounded to 0.

3	Not Annualized

4	Annualized

5	Results not considered meaningful due to low level of assets.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire 5000 Indexsm Fund Financial Highlights - (Continued)

For a Fund Share Outstanding Throughout Each Period.
	Horace Mann Class Shares
	Six Months Ended 06/30/2012 (Unaudited)		Year Ended 12/31/2011	Year Ended 12/31/2010	Year Ended 12/31/2009	Year Ended 12/31/2008	Year Ended 12/31/2007
Net asset value, beginning of period	$10.91		$11.02	$9.59	$7.66	$12.38	$11.99

Income/(loss) from investment operations:
Net investment income1	0.09		0.13	0.13	0.11	0.15	0.14
Net realized and unrealized gain/(loss) on investments	0.87		(0.10)	1.44	1.95	(4.75)	0.41
Total from investment operations	0.96		0.03	1.57	2.06	(4.60)	0.55

Less distributions:
From net investment income	0.00		(0.14)	(0.14)	(0.13)	(0.12)	(0.16)
Total distributions	0.00		(0.14)	(0.14)	(0.13)	(0.12)	(0.16)

Net asset value, end of period	$11.87		$10.91	$11.02	$9.59	$7.66	$12.38

Total return	8.80	%2	0.25%	16.39%	26.85%	(37.08)%	4.60%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$1,191		$1,108	$1,204	$1,111	$952	$1,593
Operating expenses including reimbursement/fees paid indirectly	0.64	%3	0.78%	0.72%	0.80%	0.82%	0.74%
Operating expenses excluding reimbursement/fees paid indirectly	0.64	%3	0.78%	0.72%	0.80%	0.82%	0.74%
Net investment income	1.47	%3	1.17%	1.26%	1.34%	1.41%	1.14%
Portfolio turnover rate	—	%2,4	9%	2%	57%	52%	60%

1	The selected per share data was calculated using the average shares outstanding method for the period.

2	Not Annualized

3	Annualized

4	Amounts designated as “—” have been rounded to 0.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire Large Cap Core Plus Fund Financial Highlights

For a Fund Share Outstanding Throughout Each Period.
Investment Class Shares
Six Months Ended 06/30/2012 (Unaudited)	Year Ended 12/31/2011	Year Ended 12/31/2010	Year Ended 12/31/2009	Year Ended 12/31/2008	Period Ended 12/31/20071
Net asset value, beginning of period	$7.63	$8.09	$7.37	$6.23	$10.12	$10.00
Income/(loss) from investment operations:
Net investment income/(loss)2	0.03	0.00	3	0.00	3	0.04	0.02	(0.02)
Net realized and unrealized gain/(loss) on investments	0.53	(0.19)	0.84	1.13	(3.90)	0.14
Total from investment operations	0.56	(0.19)	0.84	1.17	(3.88)	0.12
Less distributions:
From net investment income	0.00	(0.06)	(0.04)	(0.03)	(0.01)	0.00	3
From capital gains	0.00	(0.21)	(0.08)	0.00	0.00	0.00
Total distributions	0.00	(0.27)	(0.12)	(0.03)	(0.01)	0.00
Net asset value, end of period	$8.19	$7.63	$8.09	$7.37	$6.23	$10.12
Total return	7.34	%4	(2.28)%	11.47%	18.73%	(38.31)%	1.21	%4
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$78,142	$80,004	$91,641	$93,553	$36,356	$7,196
Operating expenses excluding dividends and rebates on securities sold short and interest expense, after expense reimbursement/ waiver and fees paid indirectly	1.50	%5	1.50%	1.50%	1.50%	1.50%	1.50	%5
Operating expenses including dividends and rebates on securities sold short and interest expense, after expense reimbursement/ waiver and fees paid indirectly	2.17	%5	2.27%	2.19%	2.17%	2.70%	3.51	%5
Operating expenses including dividends and rebates on securities sold short and interest expense, before expense reimbursement/ waiver and fees paid indirectly6	2.24	%5	2.33%	2.23%	2.33%	3.79%	5.00	%5
Net investment income/(loss)	0.64	%5	0.06%	0.05%	0.61%	0.20%	(1.24	)%5
Portfolio turnover rate	22	%4	134%	283%	289%	175%	84	%4

1	The Wilshire Large Cap Core Plus Fund commenced operations November 15, 2007.

2	The selected per share data was calculated using the average shares outstanding method for the period.

3	Amount is less than $0.01 per share.

4	Not annualized.

5	Annualized.

6
The ratio of operating expenses including dividends and rebates on securities sold short and interest expense, before reimbursement/waiver for the six months ended June 30, 2012, excludes the effect of fees paid indirectly. If this expense offset was included the ratio would have been 2.23%.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire Large Cap Core Plus Fund Financial Highlights - (Continued)

For a Fund Share Outstanding Throughout Each Period.
	Institutional Class Shares
	Six Months Ended 06/30/2012 (Unaudited)		Year Ended 12/31/2011	Year Ended 12/31/2010	Year Ended 12/31/2009	Year Ended 12/31/2008	Period Ended 12/31/20071
Net asset value, beginning of period	$7.67		$8.14	$7.41	$6.25	$10.12	$10.00
Income/(loss) from investment operations:
Net investment income/(loss)2	0.03		0.02	0.02	0.06	0.04	(0.01)
Net realized and unrealized gain/(loss) on investments	0.55		(0.20)	0.85	1.14	(3.89)	0.13
Total from investment operations	0.58		(0.18)	0.87	1.20	(3.85)	0.12
Less distributions:
From net investment income	0.00		(0.08)	(0.06)	(0.04)	(0.02)	0.00	3
From capital gains	0.00		(0.21)	(0.08)	0.00	0.00	0.00
Total distributions	0.00		(0.29)	(0.14)	(0.04)	(0.02)	0.00
Net asset value, end of period	$8.25		$7.67	$8.14	$7.41	$6.25	$10.12
Total return	7.56	%4	(2.11)%	11.82%	19.14%	(38.09)%	1.23	%4
Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$93,866		$93,132	$103,526	$110,064	$24,617	$12,870
Operating expenses excluding dividends and rebates on securities sold short and interest expense, after expense reimbursement/ waiver and fees paid indirectly	1.25	%5	1.25%	1.25%	1.25%	1.21%	1.25	%5
Operating expenses including dividends and rebates on securities sold short and interest expense, after expense reimbursement/ waiver and fees paid indirectly	1.92	%5	2.02%	1.94%	1.92%	2.41%	3.09	%5
Operating expenses including dividends and rebates on securities sold short and interest expense, before expense reimbursement/ waiver and fees paid indirectly	1.96	%5	2.05%	1.96%	2.03%	3.50%	4.38	%5
Net investment income/(loss)	0.88	%5	0.32%	0.30%	0.85%	0.49%	(0.79	)%5
Portfolio turnover rate	22	%4	134%	283%	289%	175%	84	%4

1	The Wilshire Large Cap Core Plus Fund commenced operations November 15, 2007.

2	The selected per share data was calculated using the average shares outstanding method for the period.

3	Amount is less than $0.01 per share.

4	Not annualized.

5	Annualized.

6
The ratio of operating expenses including dividends and rebates on securities sold short and interest expense, before reimbursement/waiver for the six months ended June 30, 2012, excludes the effect of fees paid indirectly. If this expense offset was included, the ratio would have been 1.94%.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Notes to Financial Statements June 30, 2012 (Unaudited)

1. Organization.

Wilshire Mutual Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end diversified investment company, which was incorporated under Maryland law on July 30, 1992. The Company operates as a series company and presently offers six series, all of which had operations during the annual period: Large Company Growth Portfolio, Large Company Value Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio, Wilshire 5000 IndexSM Fund and Wilshire Large Cap Core Plus Fund (formerly the Wilshire Large Cap Core 130/30 Fund) (collectively the “Portfolios”, each a “Portfolio”). The Company accounts separately for the assets, liabilities and operations of each series.

Each of the Portfolios offers Investment and Institutional Class shares, each of which has equal rights as to voting privileges. The Wilshire 5000 IndexSM Fund also offers Qualified Class Shares and Horace Mann Class Shares. Each of the Investment Class, Qualified Class and Horace Mann Class has exclusive voting rights with respect to its particular service and distribution plan. Investment income, realized and unrealized capital gains and losses and the common expenses of each Portfolio are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Portfolio. Each class of shares differs in its respective service and distribution expenses.

2. Significant Accounting Policies.

Use of estimates – The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements.

Security valuation – A security listed or traded on U.S. exchanges is valued at its last sales price on the exchange where it is principally traded. In the absence of a current quotation, the security is valued at the mean between the last bid and asked prices on that exchange. Securities quoted on the National Association of Securities Dealers Automatic Quotation (NASDAQ) System, for which there have been sales, are valued at the NASDAQ official closing price. If there are no such sales, the most recent bid quotation is used. Securities traded over-the-counter (other than on NASDAQ) are valued at the last current sale price; and if there are no such sales, the most recent bid quotation is used. Equity securities primarily traded on a foreign exchange or market are valued daily at the price, which is an estimate of the fair value price, as provided by an independent pricing service. In the event market quotations are not readily available, or for whose value does not reflect fair value because a significant valuation event has occurred, such securities are valued at fair value according to procedures established by the Board of Directors or as determined in good faith by the Pricing Committee, whose members include at least two representatives of the Adviser, one of whom is an officer of the Company, or by the Company’s Valuation Committee. Fair value is defined as the amount the owner of a security might reasonably expect to receive upon a current sale. Significant events may include, but are not limited to the following: significant fluctuations in domestic

Wilshire Mutual Funds, Inc. Notes to Financial Statements - (Continued) June 30, 2012 (Unaudited)

markets, foreign markets or foreign currencies; occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant governmental actions; and major announcements affecting a single issuer or an entire market or market sector.

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Portfolios disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The guidance establishes three levels of the fair value hierarchy as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Portfolios have the ability to access at the measurement date;

•
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and

•	Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

In May 2011, the FASB issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”)”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 requires reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity, and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. The Portfolios adopted ASU 2011-04 during the six months ended June 30, 2012. The adoption of ASU 2011-04 did not have an impact on the Portfolios’ financial statements.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For the six months ended June 30, 2012, there have been no significant changes to the Portfolios’ fair value methodologies and there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

Fair value measurement classifications are summarized in each Portfolio’s Condensed Schedule of Investments, Schedule of Investments and/or Schedule of Securities Sold Short, as applicable.

Wilshire Mutual Funds, Inc. Notes to Financial Statements - (Continued) June 30, 2012 (Unaudited)

Securities sold short – The Wilshire Large Cap Core Plus Fund engages in short selling. To complete a short sale transaction, the Portfolio must borrow the security to make delivery to the buyer. The Portfolio then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Portfolio. Until the security is replaced, the Portfolio is required to pay to the lender amounts equal to any dividends or interest, which accrue during the period of the loan. To borrow the security, the Portfolio also may be required to pay a premium, which would increase the cost of the security sold. The Portfolio pays interest to the lender for borrowing the security. This amount is reflected as interest expense in the Statements of Operations.

Until the Portfolio closes its short position or replaces the borrowed security, the Portfolio will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the custodian as collateral will equal the current value of the security sold short and (ii) the amount deposited in the segregated account as collateral will not be less than the market value of the security at the time the security was sold short; or (b) otherwise cover the Portfolio’s short position.

Dividends on short positions are recorded on the ex-dividend date as an expense on the Statements of Operations. Short sale transactions result in off-balance sheet risk because the ultimate obligation may exceed the amount shown in the Statements of Assets and Liabilities. The Portfolio will incur a loss if the price of the security increases between the date of the short sale and the date on which the Portfolio replaces the borrowed security. The Portfolio will realize a gain if the price of the security declines between those dates. Short selling involves the risk of a potentially unlimited increase in the market value of the security sold short, which could result in a potentially unlimited loss for the Portfolio.

Securities transactions and investment income – Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis from settlement date. Distributions received on securities that represent a return of capital or capital gain are reclassed as a reduction of cost of investments and/or as a realized gain. The actual character of income, realized gain and return of capital distributions received from Real Estate Investment Trusts (“REITs”) is not known until after the end of the fiscal year, at which time such distribution estimates are appropriately adjusted.

Expenses policy – Distribution and Service fees directly attributable to a class of shares are charged to that class’ operations. Expenses of the Portfolios other than Distribution and Service fees are prorated among the classes to which the expense relates based on the relative net assets of each class of shares. Expenses directly attributable to a Portfolio are charged to that Portfolio. Expenses not directly attributable to a Portfolio are allocated proportionately among all Portfolios daily in relation to the net assets of each Portfolio or another reasonable basis. Expenses which are attributable to the Company and the Wilshire Variable Insurance Trust are allocated across the Company and the Wilshire Variable Insurance Trust based upon relative net assets or another reasonable basis. Expenses and fees, including the advisory fees, are accrued daily and taken into account for the purpose of determining the net asset value of each Portfolio’s shares.

Wilshire Mutual Funds, Inc. Notes to Financial Statements - (Continued) June 30, 2012 (Unaudited)

Investments in REITs – With respect to the Portfolios, dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of these estimated amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year end, and may differ from the estimated amounts.

Distributions to shareholders – Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income, if any, are declared and paid annually. The Portfolios’ net realized capital gains, unless offset by any available capital loss carryforward, are distributed to shareholders annually. Additional distributions of net investment income and capital gains may be made at the discretion of the Board of Directors in order to avoid the application of a 4% non-deductible Federal excise tax.

3. Investment Advisory Fee and Other Transactions.

Pursuant to the Advisory Agreement (the “Agreement”) between the Company and Wilshire Associates Incorporated (“Wilshire” or the “Adviser”), Wilshire charges annual fees of 0.75% of average daily net assets for the Large Company Growth and Large Company Value Portfolios, 0.85% of average daily net assets for the Small Company Growth and Small Company Value Portfolios, 0.10% of average daily net assets for the Wilshire 5000 IndexSM Fund and 1.00% for the Wilshire Large Cap Core Plus Fund. For the Wilshire Small Company Growth Portfolio and Wilshire Small Company Value Portfolio, Wilshire voluntarily agreed to limit Total Annual Portfolio Operating Expenses for the Institutional Class to 1.50% less an equivalent ratio of Investment Class share-specific expenses. These voluntary limits are expected to continue through December 31, 2012 and may be changed by Wilshire at any time, subject to approval by the Board of Directors. Wilshire will not seek recoupment from the Company for expenses previously waived or reimbursed for such Portfolios. Wilshire has entered into a contractual expense limitation agreement with the Wilshire Large Cap Core Plus Fund to waive a portion of its management fee and/or reimburse expenses to limit expenses (excluding taxes, brokerage expenses, dividend expenses on securities sold short, rebates on securities sold short, interest expense, and extraordinary expenses) to 1.50% and 1.25% of average daily net assets for Investment Class shares and Institutional Class shares, respectively. This agreement to limit expenses continues through at least April 30, 2013. Wilshire may recoup the amount of any management fee waived within three years after the year in which Wilshire incurred the expense if the recoupment does not exceed the existing expense limitation for the Wilshire Large Cap Core Plus Fund. At June 30, 2012, the amounts of waivers subject to recoupment for Wilshire Large Cap Core Plus Fund are $39,871 expiring in 2015, $75,863 expiring in 2014, $63,981, expiring in 2013, and $111,656, expiring in 2012. As of June 30, 2012, Wilshire had not recouped any management fees previously waived.

For the six months ended June 30, 2012, Wilshire waived advisory fees as follows:

Portfolio	Fees Waived	Fees Recouped
Small Company Growth Portfolio	$19,821	N/A
Small Company Value Portfolio	15,892	N/A
Wilshire Large Cap Core Plus Fund	39,871	N/A

Wilshire Mutual Funds, Inc. Notes to Financial Statements - (Continued) June 30, 2012 (Unaudited)

The Board of Directors of the Company has approved Los Angeles Capital Management and Equity Research, Inc. (“L.A. Capital”), Cornerstone Capital Management, Inc. (“Cornerstone”), Santa Barbara Asset Management, LLC (“Santa Barbara”), Pyramis Global Advisors, LLC (“Pyramis”), Victory Capital Management Inc. (“Victory”), Pzena Investment Management, LLC (“Pzena”), Acadian Asset Management, Inc. (“Acadian”), Systematic Financial Management, L.P. (“Systematic”), Ranger Investment Management, L.P. (“Ranger”), NWQ Investment Management Company, LP (“NWQ”), and TWIN Capital Management, Inc. (“TWIN”) (collectively the “Sub-Advisers”) to provide sub-advisory services with respect to the Portfolios. L.A. Capital, Cornerstone and Victory each manage a portion of the Large Company Growth Portfolio. Pzena, Acadian and Systematic each manage a portion of the Large Company Value Portfolio. L.A. Capital and Ranger each manage a portion of the Small Company Growth Portfolio. L.A. Capital and NWQ each manage a portion of the Small Company Value Portfolio. L.A. Capital is the sole sub-adviser for the Wilshire 5000 IndexSM Fund. Pyramis, TWIN and Santa Barbara each manage a portion of the Wilshire Large Cap Core Plus Fund.

Wilshire continues to oversee the Sub-Advisers. The fees of the Sub-Advisers are paid by Wilshire.

SEI Investments Global Funds Services (“SEI”) serves as the Company’s administrator and accounting agent pursuant to an administration agreement dated May 31, 2008. DST Systems, Inc. serves as the Company’s transfer agent and dividend disbursing agent. Effective June 10, 2011, NTC serves as the Company’s custodian for all Portfolios. Prior to June 10, 2011, BNY Mellon Asset Servicing Global Financial Institution served as the Company’s custodian for all Portfolios except the Wilshire Large Cap Core Plus Fund. Prior to June 10, 2011, JPMorgan Chase Bank, N.A. served as the custodian for the Wilshire Large Cap Core Plus Fund. SEI Investments Distribution Co. serves as the Company’s distributor.

Officers’ and Directors’ Expenses – The officers of the Company are affiliated with and receive remuneration from the Adviser. The Company does not pay any remuneration to its officers. The Company and Wilshire Variable Insurance Trust together pay each independent director an annual retainer of $14,000, an annual additional Board Chair retainer of $12,000, a Board in-person meeting fee of $1,500, a Board telephonic meeting fee of $1,000, an annual Committee Member retainer of $4,000, an annual Committee Chairperson retainer of $8,000 in lieu of the $4,000 Committee Member retainer, and a Committee telephonic meeting fee of $500.

4. Distribution Plan, Shareholder Services Plan and Fees Paid Indirectly.

The Directors of the Company have adopted shareholder services and/or distribution plans (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act, with respect to the Investment Class Shares of each Portfolio and the Qualified Class Shares of the Wilshire 5000 IndexSM Fund. Under the Plans, each such Portfolio reimburses SEI Investments Distribution Co. (the “Distributor”), at an annual rate of up to 0.25% of the value of the average daily net assets attributable to the Investment Class Shares and Qualified Class Shares of each Portfolio for certain services provided by securities dealers or other financial intermediaries or for certain distribution expenses for the purpose of financing any activity intended to result in the sale of Investment Class Shares or Qualified Class Shares. For the six months ended June 30, 2012, the distribution and service fee expenses incurred for each such class of the Large Company Growth Portfolio, Large Company Value Portfolio, Small Company Value Portfolio, Wilshire 5000 IndexSM Fund and Wilshire Large Cap Core Plus was 0.25% of the respective average net assets of each Portfolio. For the six months ended June 30, 2012, the distribution and services fee expenses incurred for Investment Class Shares of the Small Company Growth Portfolio was 0.21% of its respective average net assets.

Wilshire Mutual Funds, Inc. Notes to Financial Statements - (Continued) June 30, 2012 (Unaudited)

The Directors of the Company have adopted a shareholder services and distribution plan pursuant to Rule 12b-1 with respect to the Horace Mann Class Shares of the Wilshire 5000 IndexSM Fund. Under such Plan, the Company reimburses the Distributor for its shareholder service and distribution payments at an annual rate of up to 0.35% of the value of the average daily net assets of the Wilshire 5000 IndexSM Fund attributable to the Horace Mann Class Shares. For the six months ended June 30, 2012, the distribution fees for the Horace Mann Class Shares were 0.23% of average net assets.

In addition, Investment Class Shares and Institutional Class Shares pay the expenses associated with certain shareholder servicing arrangements with third parties, provided that payment of such fees does not exceed in any year 0.20% and 0.15% for the Investment and Institutional Class Shares, respectively, of the average net assets of each class. For the six months ended June 30, 2012, the net shareholder service provider fees were as follows (as a percent of average net assets of each class):

Portfolio	Investment Class	Institutional Class
Large Company Growth Portfolio	0.13%	0.01%
Large Company Value Portfolio	0.03%	0.07%
Small Company Growth Portfolio	0.13%	0.12%
Small Company Value Portfolio	0.08%	0.15%
Wilshire 5000 IndexSM Fund	0.08%	0.08%
Wilshire Large Cap Core Plus Fund	0.04%	0.00%

The Qualified Class Shares of the Wilshire 5000 IndexSM Fund has adopted a shareholder services plan which authorizes payments by the Qualified Class Shares of up to 0.15% of the average daily net assets attributable to the Portfolio’s Qualified Class Shares for certain shareholder services provided by insurers or other financial intermediaries. For the six months ended June 30, 2012, the shareholder service provider fees for the Qualified Class Shares were 0.00% of average net assets.

Fees paid indirectly – The Company has entered into a brokerage commission recapture program with the Distributor, pursuant to which a portion of the Portfolios’ commissions generated from transactions directed to the Distributor are used to reduce the Portfolios’ expenses. Under such program, the Distributor, as introducing broker, retains a portion of the Portfolios’ commissions.

Such commissions for the six month period ended June 30, 2012 were as follows:

Wilshire Large Company Growth Portfolio	$1,531
Wilshire Large Company Value Portfolio	3,374
Wilshire Small Company Growth Portfolio	422
Wilshire Small Company Value Portfolio	361
Wilshire 5000 IndexSM Fund	111
Wilshire Large Cap Core Plus Fund	10,528

Wilshire Mutual Funds, Inc. Notes to Financial Statements - (Continued) June 30, 2012 (Unaudited)

5. Securities Transactions.

For the six months ended June 30, 2012, aggregate cost of purchases and proceeds from sales of securities, other than short-term investments, short sales and purchases to cover, were as follows:

Portfolio	Purchases	Sales
Large Company Growth Portfolio	$68,349,400	$72,020,472
Large Company Value Portfolio	24,661,429	18,200,194
Small Company Growth Portfolio	3,262,243	3,643,384
Small Company Value Portfolio	2,896,271	3,706,722
Wilshire 5000 IndexSM Fund	605,797	5,747,211
Wilshire Large Cap Core Plus Fund	177,833,077	103,129,051

For Wilshire Large Cap Core Plus Fund, short sales and purchases to cover were $32,276,672 and $33,064,044, respectively.

6. Securities Lending.

The Portfolios may seek additional income by lending their securities on a short-term basis to banks, brokers and dealers in return for cash collateral, which is invested in short-term securities. A Portfolio may return a portion of the interest earned to the borrower or a third party which is unaffiliated with the Company and acting as a “placing broker.” A Portfolio receives compensation for lending securities in the form of fees. A Portfolio also continues to receive dividends on the securities loaned. Security loans are secured at all times by collateral. It is the Company’s policy that the collateral be equal to at least 102% of the market value of the securities loaned (105% if the collateral and securities loaned are denominated in different currencies) plus accrued interest when the transaction is entered into, and that the collateral supporting loans be remarked daily. However, due to market fluctuations during the day, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day’s market fluctuations and the current day’s lending activity. Gain or loss in the market price of the securities loaned that may occur during the term of the loan are reflected in the value of the Portfolio. The risks from securities lending are that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Portfolio. Lending securities entails a risk of loss to the Portfolio if and to the extent that the market value of securities loans were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Northern Trust Company (“NTC”) the Portfolios’ custodian, acts as the securities lending agent for the Portfolios. The value of the securities on loan and the value of the related collateral at June 30, 2012 are shown on the Statement of Assets and Liabilities. The Northern Trust Institutional Liquid Asset Portfolio was purchased with proceeds from collateral received from securities on loan. At June 30, 2012 $19,341,806, $8,530,515, $3,313,647, $167,940, $15,426,164, and $28,983,211 of this cash equivalent represents the collateral received for securities on loan in the Wilshire Large Company Growth Portfolio, Wilshire Large Company Value Portfolio, Wilshire Small Company Growth Portfolio, Wilshire Small Company Value Portfolio, Wilshire 5000 Index Fund, and the Wilshire Large Cap Core Plus Fund, respectively.

Wilshire Mutual Funds, Inc. Notes to Financial Statements - (Continued) June 30, 2012 (Unaudited)

7. Significant Shareholder Activity.

On June 30, 2012, the Portfolios had the following concentrations of shareholders holding 10% or more of the outstanding shares of the Portfolios. These represent omnibus shareholder accounts comprised of many individual shareholders.

Portfolio
Large Company Growth Portfolio (2 omnibus shareholders)	58%
Large Company Value Portfolio (2 omnibus shareholder)	84%
Small Company Growth Portfolio (2 omnibus shareholders)	64%
Small Company Value Portfolio (2 omnibus shareholders)	68%
Wilshire 5000 IndexSM Fund (3 omnibus shareholders)	66%
Wilshire Large Cap Core Plus Fund (2 omnibus shareholders)	100%

8. Tax Information.

No provision for federal income taxes is required because each Portfolio has qualified and intends to continue to qualify, as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and distributes to shareholders all of its taxable income and gains. Federal income tax regulations differ from accounting principles generally accepted in the United States of America; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

The Portfolios evaluate tax positions taken or expected to be taken in the course of preparing the Portfolios’ tax returns to determine whether it is “more-likely than-not” (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Portfolios did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

Under current tax law, capital and currency losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended December 31, 2011, the following Portfolios had post-October capital loss deferrals as follows:

Portfolio	Capital Losses
Small Company Value Portfolio	$16,623

Wilshire Mutual Funds, Inc. Notes to Financial Statements - (Continued) June 30, 2012 (Unaudited)

The federal tax cost, unrealized appreciation and depreciation at June 30, 2012 for each Portfolio are as follows (excluding securities sold short):

Portfolio	Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
Large Company Growth Portfolio	$168,406,502	$41,828,559	$(6,343,417)	$35,485,142
Large Company Value Portfolio	46,107,167	4,589,988	(1,581,592)	3,008,396
Small Company Growth Portfolio	9,366,389	1,113,621	(207,240)	906,381
Small Company Value Portfolio	7,883,966	1,181,541	(311,151)	870,390
Wilshire 5000 IndexSM Fund	110,821,636	72,544,502	(9,384,626)	63,159,876
Wilshire Large Cap Core Plus Fund	202,433,786	38,228,557	(3,244,114)	34,984,443

The differences between book and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Portfolios will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

The Portfolios intend to retain realized gains to the extent of available capital loss carryforwards. At December 31, 2011, the following Portfolios had available for federal income tax purposes unused capital losses as follows:

	Expiring December 31
Portfolio	2012	2013	2016	2017	2018
Large Company Growth Portfolio	$—	$—	$—	$8,205,794	$—
Large Company Value Portfolio	—	—	7,445,997	6,732,491	—
Small Company Growth Portfolio	—	—	—	876,116	—
Small Company Value Portfolio	—	—	431,874	2,132,220	—
Wilshire 5000 IndexSM Fund	5,509,772	108,266	9,735,193	30,139,484	2,464

During the year ended December 31, 2011, the Large Company Growth Portfolio, the Large Company Value Portfolio, the Small Company Growth Portfolio, the Small Company Value Portfolio, and the Wilshire 5000 IndexSM Fund utilized capital loss carryforwards of $18,999,715, $2,124,340, $1,610,372, $1,567,536, and $2,841,370, respectively, to offset capital gains.

Wilshire Mutual Funds, Inc. Notes to Financial Statements - (Continued) June 30, 2012 (Unaudited)

The tax character of distributions declared during the years ended December 31, 2011 and 2010 were as follows:

Portfolio	2011 Ordinary Income	2011 Capital Gains	2011 Return of Capital	2010 Ordinary Income	2010 Capital Gains	2010 Return of Capital
Large Company Growth Portfolio	$—	$—	$—	$352,731	$—	$12,146
Large Company Value Portfolio	266,100	—	708	175,536	—	1,913
Small Company Value Portfolio	40,413	—	—	105,261	—	—
Wilshire 5000 IndexSM Fund	2,077,943	—	—	2,127,746	—	—
Wilshire Large Cap Core Plus Fund	4,135,949	2,022,548	—	1,985,225	1,326,676	—

At December 31, 2011, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

	Large Company Growth Portfolio	Large Company Value Portfolio	Small Company Growth Portfolio	Small Company Value Portfolio	Wilshire 5000 IndexSM Fund	Wilshire Large Cap Core Plus Fund
Undistributed ordinary income	$—	$—	$—	$2,098	$73,201	$—
Undistributed long-term capital gain	—	—	—	—	—	407,706
Capital loss carryforwards	(8,205,794)	(14,178,488)	(876,116)	(2,564,094)	(45,495,179)	—
Post October losses	—	—	—	(16,623)	—	—
Unrealized appreciation	25,828,479	915,341	497,976	420,879	49,243,424	11,802,271
Other temporary differences	(2)	(5)	(2)	4	2	(2)
Total distributable earnings/ (accumulated losses)	$17,622,683	$(13,263,152)	$(378,142)	$(2,157,736)	$3,821,448	$12,209,975

9. Indemnifications

In the normal course of business, the Company, on behalf of the Portfolios, enters into contracts that provide general indemnifications. The Portfolios’ maximum exposure under these arrangements is dependent on claims that may be made against the Portfolios in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

10. Contingencies

The Wilshire 5000 Index Fund was named as a defendant and a putative member of a proposed defendant class of shareholders in a lawsuit filed on December 7, 2010, in the U.S. Bankruptcy Court for the District of Delaware and on March 6, 2012, in the District Court for the Southern District of New York, in connection with Tribune Company’s Chapter 11 bankruptcy proceeding. The 2010 lawsuit was brought by the official Committee of Unsecured Creditors of the Tribune Company and the 2012 lawsuit was brought by Deutsche Bank, as trustee for senior noteholders of Tribune Company. Both lawsuits relate to a leveraged buyout transaction by which Tribune Company converted to a privately-held company in 2007 less than a year prior to Tribune Company’s bankruptcy filing. The putative defendant class is comprised of beneficial owners of shares of Tribune Company

Wilshire Mutual Funds, Inc. Notes to Financial Statements - (Continued) June 30, 2012 (Unaudited)

who meet certain jurisdictional requirements and received proceeds of the leveraged buyout. The plaintiffs seek to recover those proceeds, together with interest and attorneys’ fees and expenses, as fraudulent transfers under the Bankruptcy Act or various state laws, respectively. The Adviser does not expect the Portfolio to be materially impacted by the lawsuits.

11. Subsequent Event Evaluation.

The Portfolios have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements.

Wilshire Mutual Funds, Inc. Additional Fund Information

Information on Proxy Voting

The Securities and Exchange Commission (“SEC”) has adopted the requirement that all funds file their complete proxy voting records with the SEC on an annual basis on Form N-PX. Such filing, for the 12-month period ended June 30, must be made no later than August 31 of each year.

A description of policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio securities, along with each Portfolio’s proxy voting record relating to portfolio securities held during most recent 12-month period ended June 30 is available at no charge, upon request by calling 1-888-200-6796, by e-mailing us at www.wilfunds.com or on the SEC’s website at http://www.sec.gov.

Information on Form N-Q

The Company files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of period. The Company’s Forms N-Q are available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

Householding Policy

In order to reduce printing and mailing expenses, only one copy of each prospectus, annual and semi-annual report will be sent to all related accounts at a common address, unless you have indicated otherwise on your Account Application. Shareholders may revoke their consent to householding at any time by calling 1-888-200-6796. Upon receipt of a shareholder’s revocation, the Company will begin mailing individual copies of the above-referenced documents to the shareholder’s attention within 30 days.

Wilshire Mutual Funds, Inc. Privacy Statement

At Wilshire Mutual Funds, Inc., we appreciate the privacy concerns of our customers. We have established the following policies to maintain the privacy of information you share with us.

INFORMATION WE COLLECT

We collect and retain nonpublic personal information about you that may include:

•	Information we receive on your account applications or other forms such as your name, address, financial information and/or social security number;

•	Information we receive about your mutual fund transactions, such as purchases, sales, exchanges and account balances; and

•
Information we collect through the use of Internet “cookies” when you access our website. Cookies are a collection of information stored on the local hard drive of an Internet user, used primarily by web servers to identify previous users and their preferences. A web server can not find out a user’s name or email address, or anything about the user’s computer using cookies.

INFORMATION WE MAY SHARE

We do not sell any of your nonpublic personal information to third parties. We may share the information we collect with affiliates or with non-affiliated third parties only when those parties are acting on our behalf in servicing your account, or as required by law. These third parties may include:

•	Administrative service providers who, for example, process transactions for your account, print checks or prepare account statements;

•	Companies that provide services for us to help market our products to you; and

•	Governmental or other legal agencies, as required by law.

When information is shared with third parties, they are legally obligated to maintain the confidentiality of the information and to limit their use of it to servicing your account, except as permitted or required by law.

CONFIDENTIALITY AND SECURITY

Within our organization, we restrict access to your nonpublic personal information to authorized employees who need to access such information in order to provide services or products to you. We maintain physical, electronic and procedural safeguards to protect your nonpublic personal information.

As previously mentioned, we may collect information through the use of Internet “cookies” on our website. In addition, in order to provide you with access to your account via the web, it is necessary for us to collect certain nonpublic personal information such as your name, social security number and account information. Special measures such as data encryption and authentication apply to all nonpublic personal information and communications on our website.

APPLICABILITY

Our privacy policies apply only to those individual investors who have a direct customer relationship with us. If you are an individual shareholder of record of any of the Portfolios, we consider you to be our customer. Shareholders purchasing or owning shares of any of the Portfolios through their bank, broker, or other financial institution should also consult that financial institution’s privacy policies.

Wilshire Mutual Funds, Inc. values your business. We understand the importance of maintaining the integrity of your personal information and are committed to keeping your trust. Please contact us at 1-888-200-6796 if you have any questions concerning our policy, or visit us at www.wilshirefunds.com for additional copies of this policy.

[This page intentionally left blank]

Wilshire Mutual Funds

Wilshire Associates Incorporated
1299 Ocean Avenue
Santa Monica, CA 90401
1-888-200-6796
www.wilfunds.com

WIL-AR-001-0500

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

(a)
The Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period for the Wilshire 5000 IndexSM Fund, the Large Company Growth Portfolio, the Large Company Value Portfolio, the Small Company Growth Portfolio and the Small Company Value Portfolio are listed below. The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period for the Wilshire Large Cap Core Plus Fund is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable

Wilshire Mutual Funds, Inc. Large Company Growth Portfolio Schedule of Investments	June 30, 2012 (Unaudited)

Shares		Value

COMMON STOCK — 98.4%††
Consumer Discretionary — 20.3%
80	Aaron's, Inc.	$2,265
9,435	Amazon.com, Inc. †	2,154,482
53,909	Apollo Group, Inc., Class A †	1,950,967
500	AutoZone, Inc. †	183,585
550	Bally Technologies, Inc. †	25,663
3,070	Bed Bath & Beyond, Inc. †	189,726
1,013	Big Lots, Inc. †	41,320
19,810	Brinker International, Inc.	631,345
27,171	Burberry Group PLC ADR(a)	1,131,672
7,400	Cablevision Systems Corp., Class A(a)	98,346
24,515	CBS Corp., Class B	803,602
2,835	Chipotle Mexican Grill, Inc., Class A †	1,077,158
10,740	Choice Hotels International, Inc.	428,848
28,697	Coach, Inc.	1,678,201
16,360	Comcast Corp. Special, Class A(a)	523,029
9,905	Dick's Sporting Goods, Inc.	475,440
3,010	Dillard's, Inc., Class A	191,677
7,769	DIRECTV, Class A †	379,283
4,690	Discovery Communications, Inc., Class C †	234,922
27,704	Dollar General Corp. †	1,506,821
25,850	Dollar Tree, Inc. †	1,390,730
2,990	Expedia, Inc.(a)	143,729
17,900	Ford Motor Co.	171,661
10,630	Gannett Co., Inc.	156,580
15,310	Gap, Inc. (The)	418,882
740	Garmin, Ltd.(a)	28,335
1,662	Harley-Davidson, Inc.	76,003
17,590	Home Depot, Inc. (The)	932,094
4,220	International Game Technology	66,465
3,230	ITT Educational Services, Inc. † (a)	196,222
86,551	Johnson Controls, Inc.	2,398,328
4,580	Kohl's Corp.	208,344
5,900	Las Vegas Sands Corp.	256,591
1,140	Liberty Media Corp. - Capital, Class A †	100,217
11,900	Liberty Media Corp. - Interactive, Class A †	211,701
14,030	Ltd. Brands, Inc.	596,696
12,725	Lululemon Athletica, Inc. †	758,792
4,110	Madison Square Garden, Inc., Class A †	153,878
4,290	Mattel, Inc.	139,168
17,078	McDonald's Corp.	1,511,915
4,480	Morningstar, Inc.	259,123
690	News Corp., Class A	15,380
3,090	NIKE, Inc., Class B	271,240
1,187	Nordstrom, Inc.	58,982
6,990	Omnicom Group, Inc.	339,714
1,080	O'Reilly Automotive, Inc. †	90,472
1,100	PetSmart, Inc.	74,998
3,420	priceline.com, Inc. †	2,272,659
3,410	Ross Stores, Inc.	213,023
950	Sally Beauty Holdings, Inc. †	24,453
10,440	Scripps Networks Interactive, Inc., Class A	593,619
44,534	Sirius XM Radio, Inc. † (a)	82,388
24,573	Starbucks Corp.	1,310,232
14,050	Starwood Hotels & Resorts Worldwide, Inc.	745,212
1,160	Tempur-Pedic International, Inc. † (a)	27,132
6,420	Tiffany & Co.	339,939
4,860	Time Warner Cable, Inc., Class A	399,006
1,540	Time Warner, Inc.	59,290
12,900	TJX Cos., Inc.	553,797

Shares		Value
Consumer Discretionary (continued)
10,825	Tractor Supply Co.	$899,124
3,000	TripAdvisor, Inc. †	134,070
1,420	TRW Automotive Holdings Corp. †	52,199
1,420	Ulta Salon Cosmetics & Fragrance, Inc.	132,599
3,561	Urban Outfitters, Inc. †	98,248
15,191	VF Corp.	2,027,239
5,050	Viacom, Inc., Class B	237,451
13,510	Virgin Media, Inc.(a)	329,509
28,888	Walt Disney Co. (The)	1,401,068
1,370	Weight Watchers International, Inc.	70,637
3,290	Wyndham Worldwide Corp.	173,515
1,950	Wynn Resorts, Ltd.	202,254
2,590	Yum! Brands, Inc.	166,848
		37,280,103
Consumer Staples — 8.9%
19,670	Altria Group, Inc.	679,598
24,348	British American Tobacco PLC ADR	2,486,418
1,360	Church & Dwight Co., Inc.	75,439
70	Clorox Co.	5,072
23,063	Coca-Cola Co. (The)	1,803,296
1,280	Coca-Cola Enterprises, Inc.	35,891
4,591	Colgate-Palmolive Co.	477,923
4,210	Costco Wholesale Corp.	399,950
3,490	CVS Caremark Corp.	163,088
27,060	Diageo PLC ADR	2,789,074
4,650	Dr. Pepper Snapple Group, Inc.(a)	203,438
120	Estee Lauder Cos., Inc. (The), Class A	6,495
4,470	General Mills, Inc.	172,274
540	Herbalife, Ltd.(a)	26,098
170	Hershey Co. (The)	12,245
840	HJ Heinz Co.	45,679
2,970	Kimberly-Clark Corp.	248,797
730	Kraft Foods, Inc., Class A	28,192
2,450	Lorillard, Inc.	323,277
8,260	Mead Johnson Nutrition Co., Class A	665,013
4,536	Monster Beverage Corp. †	322,963
16,316	PepsiCo, Inc.	1,152,889
21,856	Philip Morris International, Inc.	1,907,155
4,690	Procter & Gamble Co. (The)	287,263
1,630	Reynolds American, Inc.	73,138
2,090	Sysco Corp.	62,303
11,990	Walgreen Co.	354,664
18,867	Wal-Mart Stores, Inc.	1,315,407
2,380	Whole Foods Market, Inc.	226,862
		16,349,901
Energy — 6.3%
13,780	Anadarko Petroleum Corp.	912,236
22,400	Cameron International Corp. †	956,704
130	Chevron Corp.	13,715
108,120	Cobalt International Energy, Inc. †	2,540,820
2,050	Concho Resources, Inc. †	174,496
6,278	ConocoPhillips	350,815
2,530	Core Laboratories NV	293,227
22,441	Hess Corp.	975,061
10,250	Occidental Petroleum Corp.	879,142
3,100	Oceaneering International, Inc.	148,366
4,149	Phillips 66 †	137,913
47,550	Schlumberger, Ltd.	3,086,471
880	SEACOR Holdings, Inc. †	78,654
670	SM Energy Co.	32,904
72,497	Weatherford International, Ltd. †	915,637
		11,496,161
Financials — 5.6%
8,600	Affiliated Managers Group, Inc. †	941,270

Wilshire Mutual Funds, Inc. Large Company Growth Portfolio Schedule of Investments	June 30, 2012 (Unaudited)

Shares		Value
Financials (continued)
3,090	American Capital Agency Corp.(a)	$103,855
10,710	American Express Co.	623,429
4,260	American Tower Corp., Class A	297,816
840	Assured Guaranty, Ltd.	11,844
35,423	CapitalSource, Inc.	238,043
8,810	Capitol Federal Financial, Inc.	104,663
8,670	CBOE Holdings, Inc.(a)	239,986
820	CME Group, Inc., Class A	219,850
1,330	Discover Financial Services	45,991
1,800	Franklin Resources, Inc.	199,782
41,180	General Growth Properties, Inc.	744,946
12,360	Goldman Sachs Group, Inc. (The)	1,184,830
1,300	IntercontinentalExchange, Inc. †	176,774
2,540	Macerich Co. (The)	149,987
68	Marsh & McLennan Cos., Inc.	2,192
150	Protective Life Corp.	4,411
4,660	Public Storage	672,951
3,150	Simon Property Group, Inc.	490,329
8,960	SLM Corp.	140,762
670	Taubman Centers, Inc.	51,697
500	Ventas, Inc.	31,560
27,459	Visa, Inc., Class A	3,394,756
6,480	Waddell & Reed Financial, Inc., Class A	196,214
2,660	Washington Federal, Inc.	44,927
		10,312,865
Health Care — 13.1%
16,350	Abbott Laboratories	1,054,085
18,515	Alexion Pharmaceuticals, Inc. †	1,838,540
18,933	Allergan, Inc.	1,752,628
2,300	AmerisourceBergen Corp., Class A(a)	90,505
11,760	Amgen, Inc.	858,950
1,900	Baxter International, Inc.	100,985
3,268	Becton Dickinson and Co.	244,283
12,334	Biogen Idec, Inc. †	1,780,783
480	BioMarin Pharmaceutical, Inc. † (a)	18,998
15,290	Bristol-Myers Squibb Co.	549,675
25,576	Celgene Corp. †	1,640,956
2,600	Cerner Corp. †	214,916
3,641	Cooper Cos., Inc. (The)	290,406
550	Covance, Inc. †	26,318
3,260	Edwards Lifesciences Corp. †	336,758
1,420	Eli Lilly & Co.	60,932
16,365	Express Scripts Holding Co. †	913,658
4,590	Forest Laboratories, Inc. †	160,604
36,050	Gilead Sciences, Inc. †	1,848,644
7,660	HCA Holdings, Inc.(a)	233,094
640	Health Management Associates, Inc., Class A †	5,024
59,175	Hologic, Inc. †	1,067,517
314	IDEXX Laboratories, Inc. † (a)	30,185
24,998	Illumina, Inc. †	1,009,669
408	Intuitive Surgical, Inc. †	225,946
22,746	Johnson & Johnson	1,536,720
1,117	Laboratory Corp. of America Holdings † (a)	103,445
1,380	LifePoint Hospitals, Inc. †	56,552
2,310	McKesson Corp.	216,563
5,971	Mednax, Inc. † (a)	409,252
1,330	Medtronic, Inc.	51,511
10,300	Myriad Genetics, Inc. †	244,831
17,452	NuVasive, Inc. †	442,583
4,383	Patterson Cos., Inc.	151,082
11,200	Perrigo Co.	1,320,816
1,340	Regeneron Pharmaceuticals, Inc. † (a)	153,055
756	ResMed, Inc. †	23,587

Shares		Value
Health Care (continued)
140	SXC Health Solutions Corp. † (a)	$13,889
3,046	Techne Corp.	226,013
7,620	United Therapeutics Corp. †	376,276
13,325	Vertex Pharmaceuticals, Inc. †	745,134
26,582	WellPoint, Inc.	1,695,666
		24,121,034
Industrials — 9.7%
5,473	3M Co.	490,381
5,222	Alliant Techsystems, Inc.	264,077
5,095	Boeing Co. (The)	378,558
23,530	Caterpillar, Inc.	1,997,932
870	CH Robinson Worldwide, Inc.(a)	50,921
5,808	Corrections Corp. of America(a)	171,046
5,590	Crane Co.	203,364
77,610	CSX Corp.	1,735,360
3,460	Cummins, Inc.	335,309
2,800	Deere & Co.	226,436
600	Donaldson Co., Inc.	20,022
1,990	Emerson Electric Co.	92,694
20,780	Fastenal Co.	837,642
46,088	Fluor Corp.	2,273,982
1,930	Goodrich Corp.	244,917
4,930	Graco, Inc.	227,175
1,160	Honeywell International, Inc.	64,774
126	Illinois Tool Works, Inc.	6,664
1,840	JB Hunt Transport Services, Inc.	109,664
29,967	Joy Global, Inc.	1,700,028
1,810	KAR Auction Services, Inc. † (a)	31,114
6,729	Landstar System, Inc.	348,024
1,100	Lincoln Electric Holdings, Inc.	48,169
1,340	Lockheed Martin Corp.	116,687
4,000	Nordson Corp.	205,160
1,300	Norfolk Southern Corp.	93,301
750	Northrop Grumman Corp.	47,843
20,427	Rockwell Automation, Inc.	1,349,408
26,551	Textron, Inc.	660,323
4,462	Toro Co. (The)	327,020
900	TransDigm Group, Inc. †	120,870
13,550	Union Pacific Corp.	1,616,650
7,550	United Parcel Service, Inc., Class B	594,638
2,240	United Technologies Corp.	169,187
4,320	Verisk Analytics, Inc., Class A †	212,803
7,010	WESCO International, Inc. † (a)	403,425
		17,775,568
Information Technology — 29.7%
100	Accenture PLC, Class A	6,009
62,744	Acme Packet, Inc. †	1,170,176
3,789	Altera Corp.	128,220
5,500	ANSYS, Inc. †	347,105
26,705	Apple, Inc. †	15,595,720
25,489	Baidu, Inc. ADR †	2,930,725
4,369	BMC Software, Inc. †	186,469
19,315	Broadcom Corp., Class A	652,847
30,997	Citrix Systems, Inc. †	2,601,888
23,890	Cognizant Technology Solutions Corp., Class A †	1,433,400
1,160	Cypress Semiconductor Corp.	15,335
17,100	Dell, Inc. †	214,092
53,750	eBay, Inc. †	2,258,038
59,620	EMC Corp. †	1,528,060
3,166	F5 Networks, Inc. †	315,207
15,935	Facebook, Inc., Class A † (a)	495,897
1,100	Factset Research Systems, Inc.	102,234
1,910	Gartner, Inc. †	82,225

Wilshire Mutual Funds, Inc. Large Company Growth Portfolio Schedule of Investments	June 30, 2012 (Unaudited)

Shares		Value
Information Technology (continued)
6,390	Google, Inc., Class A †	$3,706,647
36,020	Intel Corp.	959,933
15,743	International Business Machines Corp.	3,079,016
710	Intuit, Inc.	42,139
140	KLA-Tencor Corp.	6,895
249	Lam Research Corp. †	9,397
1,740	Lexmark International, Inc., Class A	46,249
580	Mastercard, Inc., Class A	249,464
88,995	Microsoft Corp.	2,722,357
13,890	NetApp, Inc. †	441,980
8,517	NeuStar, Inc., Class A †	284,468
4,202	NVIDIA Corp. †	58,072
30,467	OpenTable, Inc. †	1,371,320
32,422	Oracle Corp.	962,933
7,680	Paychex, Inc.	241,229
105,815	QUALCOMM, Inc.	5,891,779
9,169	Tech Data Corp. †	441,671
7,700	Teradata Corp. †	554,477
35,686	Texas Instruments, Inc.	1,023,831
13,810	VeriSign, Inc. † (a)	601,702
200	VMware, Inc., Class A †	18,208
105,539	Western Union Co. (The)	1,777,277
		54,554,691
Materials — 4.1%
2,100	Air Products & Chemicals, Inc.	169,533
3,240	Cabot Corp.	131,868
350	CF Industries Holdings, Inc.	67,809
2,160	Compass Minerals International, Inc.(a)	164,765
1,600	Cytec Industries, Inc.	93,824
620	Domtar Corp.	47,560
6,020	EI du Pont de Nemours & Co.	304,431
47,100	Freeport-McMoRan Copper & Gold, Inc.	1,604,697
600	Greif, Inc., Class A	24,600
19,836	Monsanto Co.	1,642,024
36,725	Mosaic Co.	2,011,061
4,090	Packaging Corp. of America	115,502
940	PPG Industries, Inc.	99,753
6,790	Praxair, Inc.	738,277
540	Sherwin-Williams Co. (The)	71,469
5,883	Silgan Holdings, Inc.	251,145
1,950	Southern Copper Corp.(a)	61,444
		7,599,762
Telecommunication Services — 0.5%
21,910	Verizon Communications, Inc.	973,680

Utilities — 0.2%
2,540	CenterPoint Energy, Inc.	52,502
370	Dominion Resources, Inc.	19,980
290	Duke Energy Corp.(a)	6,687
540	NiSource, Inc.(a)	13,365
3,030	Oneok, Inc.	128,199
1,240	Questar Corp.	25,867
440	Southern Co.	20,372
760	Wisconsin Energy Corp.	30,073
		297,045
Total Common Stock (Cost $145,275,668)		180,760,810

Shares		Value

SHORT-TERM INVESTMENTS — 12.6%
19,341,806	Northern Trust Institutional Liquid Asset Portfolio, 0.010% (b) (c)	$19,341,806
3,789,028	Northern Trust Institutional Government Select Portfolio, 0.010% (c)	3,789,028

Total Short-Term Investments
(Cost $23,130,834)		23,130,834
Total Investments — 111.0%
(Cost $168,406,502)		203,891,644
Other Assets & Liabilities, Net — (11.0)%		(20,249,619)
NET ASSETS — 100.0%		$183,642,025

†	Non-income producing security.
††	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(a)	This security or a partial position of this security is on loan at June 30, 2012. The total market value of securities on loan at June 30, 2012 was $19,472,854.
(b)	This security was purchased with cash collateral held from securities on loan. The total value of such security as of June 30, 2012 was $19,341,806.
(c)	Rate shown is the 7-day effective yield as of June 30, 2012.

ADR — American Depositary Receipt
PLC— Public Limited Company

Wilshire Mutual Funds, Inc. Large Company Value Portfolio Schedule of Investments	June 30, 2012 (Unaudited)

Shares		Value

COMMON STOCK — 99.3%††
Consumer Discretionary — 9.1%
225	American Greetings Corp., Class A(a)	$3,289
10,875	Apollo Group, Inc., Class A † (a)	393,566
862	Arctic Cat, Inc. † (a)	31,515
7,841	CBS Corp., Class B	257,028
1,649	Comcast Corp. Special, Class A	52,719
1,563	CSS Industries, Inc.	32,120
12,950	Delphi Automotive PLC † (a)	330,225
1,562	Dillard's, Inc., Class A	99,468
5,307	Exceed Co., Ltd. † (a)	11,144
3,165	Flexsteel Industries, Inc.	62,604
9,025	Foot Locker, Inc.	275,985
8,448	General Motors Co. † (a)	166,594
2,350	Home Depot, Inc. (The)	124,526
272	Jarden Corp.	11,429
1,843	Luby's, Inc. †	12,348
8,650	Macy's, Inc.(a)	297,128
1,867	Marcus Corp.	25,690
2,000	Movado Group, Inc.	50,040
2,121	Multimedia Games, Inc. †	29,694
6,150	News Corp., Class A(a)	137,083
8,800	Omnicom Group, Inc.	427,680
800	PVH Corp.	62,232
172	Quiksilver, Inc. † (a)	401
47,875	Staples, Inc.	624,769
1,518	Unifi, Inc. †	17,199
2,666	Wyndham Worldwide Corp.(a)	140,605
		3,677,081
Consumer Staples — 6.8%
3,175	Anheuser-Busch InBev NV ADR(a)	252,888
10,517	Archer-Daniels-Midland Co.	310,462
11,137	Avon Products, Inc.	180,531
490	Bunge, Ltd.(a)	30,743
11,971	CVS Caremark Corp.	559,405
3,225	Herbalife, Ltd.(a)	155,864
6,300	Kraft Foods, Inc., Class A	243,306
5,775	Molson Coors Brewing Co., Class B	240,298
111	Nu Skin Enterprises, Inc., Class A(a)	5,206
4,100	Orchids Paper Products Co.(a)	72,488
2,811	Philip Morris International, Inc.	245,288
118	Smithfield Foods, Inc. †	2,552
8,678	Tyson Foods, Inc., Class A	163,407
1,303	Universal Corp.	60,368
3,089	Wal-Mart Stores, Inc.	215,365
		2,738,171
Energy — 15.0%
1,524	Adams Resources & Energy, Inc.	63,886
2,559	Anadarko Petroleum Corp.	169,406
1,850	Apache Corp.	162,597
6,850	Baker Hughes, Inc.	281,535
14,318	BP PLC	580,466
7,887	Chevron Corp.	832,078
8,646	ConocoPhillips	483,138
1,350	Devon Energy Corp.(a)	78,286
13,989	Exxon Mobil Corp.	1,197,039
3,600	HollyFrontier Corp.	127,548
9,812	Marathon Petroleum Corp.	440,755
6,600	Nabors Industries, Ltd. † (a)	95,040
2,575	National Oilwell Varco, Inc.	165,933
4,479	Phillips 66 †	148,882
9,801	Royal Dutch Shell PLC, Class A	660,903
4,400	Suncor Energy, Inc.	127,380
4,221	Tesoro Corp. †	105,356

Shares		Value
Energy (continued)
1,400	Transocean, Ltd.	$62,622
6,186	Valero Energy Corp.	149,392
5,485	Western Refining, Inc.	122,151
		6,054,393
Financials — 25.7%
2,712	Aflac, Inc.	115,504
22,325	Allstate Corp. (The)	783,384
638	Altisource Portfolio Solutions SA † (a)	46,721
4,041	American Express Co.	235,227
23,395	American International Group, Inc. † (a)	750,746
4,806	Assurant, Inc.	167,441
12,725	Axis Capital Holdings, Ltd.	414,199
47,375	Bank of America Corp.	387,528
2,100	BB&T Corp.	64,785
2,400	Calamos Asset Management, Inc., Class A(a)	27,480
7,980	Capital One Financial Corp.(a)	436,187
3,548	Cash America International, Inc.(a)	156,254
19,484	Citigroup, Inc.	534,056
20,594	CNO Financial Group, Inc.(a)	160,633
2,500	Comerica, Inc.	76,775
1,160	Diamond Hill Investment Group, Inc.	90,816
925	Digital Realty Trust, Inc.	69,440
19,973	Discover Financial Services	690,666
735	Everest Re Group, Ltd.(a)	76,065
614	Fidelity National Financial, Inc., Class A	11,826
15,900	Fifth Third Bancorp	213,060
2,200	Franklin Resources, Inc.	244,178
2,450	Goldman Sachs Group, Inc. (The)	234,857
924	Hartford Financial Services Group, Inc.	16,290
12,400	Invesco, Ltd.	280,240
18,564	JPMorgan Chase & Co.	663,292
27,048	KeyCorp	209,352
5,800	Lincoln National Corp.	126,846
20,000	MetLife, Inc.(a)	617,000
12,125	Morgan Stanley	176,904
1,852	PartnerRe, Ltd.(a)	140,141
11,154	PNC Financial Services Group, Inc.	681,621
11,650	Regions Financial Corp.	78,637
3,734	Reinsurance Group of America, Inc., Class A	198,686
7,650	SLM Corp.	120,181
6,225	State Street Corp.	277,884
9,657	Symetra Financial Corp.	121,871
27,975	UBS AG	327,587
9,634	Wells Fargo & Co.	322,161
		10,346,521
Health Care — 11.2%
7,437	Abbott Laboratories	479,463
7,564	Aetna, Inc.	293,256
2,200	Amgen, Inc.	160,688
4,075	Becton Dickinson and Co.	304,606
4,915	Bristol-Myers Squibb Co.	176,694
9,193	Eli Lilly & Co.	394,472
1,350	Gilead Sciences, Inc. †	69,228
2,359	Humana, Inc.	182,681
6,584	Johnson & Johnson	444,815
1,924	McKesson Corp.(a)	180,375
16,934	Merck & Co., Inc.	706,995
21,335	Pfizer, Inc.	490,705
4,853	Pozen, Inc. † (a)	30,283
10,318	UnitedHealth Group, Inc.	603,603
		4,517,864

Wilshire Mutual Funds, Inc. Large Company Value Portfolio Schedule of Investments	June 30, 2012 (Unaudited)

Shares		Value
Industrials — 9.5%
2,237	3M Co.(a)	$200,435
2,451	Boeing Co. (The)	182,109
15,246	Delta Air Lines, Inc. †	166,944
4,625	Eaton Corp.	183,289
3,900	Fortune Brands Home & Security, Inc. †	86,853
4,445	FreightCar America, Inc.	102,102
24,100	General Electric Co.	502,244
8,450	Hertz Global Holdings, Inc. †	108,160
723	Intersections, Inc.	11,459
1,611	KBR, Inc.	39,808
3,118	Kimball International, Inc., Class B	24,009
4,675	L-3 Communications Holdings, Inc., Class 3	345,997
22	Layne Christensen Co. †	455
23,275	Masco Corp.	322,824
627	NN, Inc. †	6,402
11,637	Northrop Grumman Corp.	742,324
478	Raytheon Co.(a)	27,050
555	Saia, Inc. †	12,149
721	Sauer-Danfoss, Inc.	25,185
16,351	Southwest Airlines Co.	150,756
1,216	Standex International Corp.	51,765
1,906	Sypris Solutions, Inc.	13,285
2,550	Timken Co.	116,764
4,786	Tyco International, Ltd.	252,940
3,800	United Rentals, Inc. †	129,352
349	Willis Lease Finance Corp. †	4,300
		3,808,960
Information Technology — 11.3%
2,600	Adobe Systems, Inc. †	84,162
361	Apple, Inc. †	210,824
5,800	Broadcom Corp., Class A	196,040
15,800	Cisco Systems, Inc.	271,286
11,100	Computer Sciences Corp.	275,502
26,050	Dell, Inc. †	326,146
6,011	EMC Corp. †	154,062
575	Google, Inc., Class A †	333,540
28,650	Hewlett-Packard Co.	576,152
14	Hutchinson Technology, Inc. †	20
12,865	Intel Corp.	342,852
107	International Business Machines Corp.	20,927
2,450	Lam Research Corp. †	92,463
1,184	Magnachip Semiconductor Corp. †	11,284
16,295	Microsoft Corp.	498,464
20,000	Oracle Corp.	594,000
90	PRGX Global, Inc. †	715
3,300	Skyworks Solutions, Inc. † (a)	90,321
14,825	TE Connectivity, Ltd.	473,066
		4,551,826
Materials — 5.2%
1,100	Agrium, Inc.(a)	97,317
2,400	Ashland, Inc.(a)	166,344
480	Buckeye Technologies, Inc.	13,675
3,471	Cabot Corp.	141,270
1,030	CF Industries Holdings, Inc.	199,552
2,712	Chemtura Corp. †	39,324
1,838	Domtar Corp.	140,993
2,338	Eastman Chemical Co.	117,765
5,700	Freeport-McMoRan Copper & Gold, Inc.	194,199
7,855	Huntsman Corp.	101,644
8,345	LyondellBasell Industries NV, Class A	336,053
4,545	PPG Industries, Inc.	482,315
3,086	Spartech Corp. †	15,955

Shares		Value
Materials (continued)
3,125	Weyerhaeuser Co.	$69,875
		2,116,281
Telecommunication Services — 1.6%
10,700	AT&T, Inc.	381,562
2,931	Telephone & Data Systems, Inc.	62,401
4,153	Verizon Communications, Inc.	184,559
		628,522
Utilities — 3.9%
2,150	Energen Corp.	97,030
6,075	Entergy Corp.	412,432
110	FirstEnergy Corp.	5,411
7,000	NiSource, Inc.(a)	173,250
1,123	NRG Energy, Inc. †	19,495
5,751	Portland General Electric Co.	153,321
11,800	PPL Corp.	328,158
6,733	Public Service Enterprise Group, Inc.	218,823
3,400	Southern Co.	157,420
		1,565,340
Total Common Stock (Cost $36,996,563)		40,004,959

SHORT-TERM INVESTMENTS — 22.6%
8,530,515	Northern Trust Institutional Liquid Asset Portfolio, 0.010% (b) (c)	8,530,515
580,089	Northern Trust Institutional Government Select Portfolio, 0.010% (c)	580,089

Total Short-Term Investments
(Cost $9,110,604)		9,110,604
Total Investments — 121.9%
(Cost $46,107,167)		49,115,563
Other Assets & Liabilities, Net — (21.9)%		(8,826,560)
NET ASSETS — 100.0%		$40,289,003

†	Non-income producing security.
††	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(a)	This security or a partial position of this security is on loan at June 30, 2012. The total market value of securities on loan at June 30, 2012 was $8,532,982.
(b)	This security was purchased with cash collateral held from securities on loan. The total value of such security as of June 30, 2012 was $8,530,515.
(c)	Rate shown is the 7-day effective yield as of June 30, 2012.

ADR — American Depositary Receipt
Ltd.— Limited
PLC— Public Limited Company

Wilshire Mutual Funds, Inc. Small Company Growth Portfolio Schedule of Investments	June 30, 2012 (Unaudited)

Shares		Value

COMMON STOCK — 99.2%
Consumer Discretionary — 21.9%
1,280	Aeropostale, Inc. †	$22,822
1,606	AFC Enterprises, Inc. † (a)	37,163
310	American Greetings Corp., Class A	4,532
170	American Public Education, Inc. † (a)	5,440
240	America's Car-Mart, Inc. † (a)	9,324
1,080	Amerigon, Inc. † (a)	12,409
3,816	Ameristar Casinos, Inc.	67,810
1,072	ANN, Inc. †	27,325
610	Arbitron, Inc.	21,350
480	Arctic Cat, Inc. †	17,549
580	Asbury Automotive Group, Inc. †	13,740
2,050	Ascena Retail Group, Inc. †	38,171
240	Belo Corp., Class A	1,546
30	Biglari Holdings, Inc. † (a)	11,592
110	Bob Evans Farms, Inc.	4,422
1,100	Bridgepoint Education, Inc. † (a)	23,980
593	Brunswick Corp.	13,176
430	Buckle, Inc. (The)	17,015
760	Cabela's, Inc. †	28,736
430	Capella Education Co. †	14,947
440	Carmike Cinemas, Inc. †	6,446
170	Carter's, Inc. †	8,942
160	Cato Corp. (The), Class A	4,874
20	CEC Entertainment, Inc.	727
2,212	Cheesecake Factory, Inc. (The) †	70,696
1,014	Cherokee, Inc.(a)	14,125
920	Cinemark Holdings, Inc.	21,022
577	Coinstar, Inc. † (a)	39,617
350	Conn's, Inc. †	5,180
900	Cost Plus, Inc. †	19,800
781	Cracker Barrel Old Country Store, Inc.	49,047
1,000	CROCS, Inc. †	16,150
917	Dana Holding Corp.	11,747
520	Destination Maternity Corp.(a)	11,232
650	DineEquity, Inc. †	29,016
1,188	Domino's Pizza, Inc.(a)	36,721
160	Dorman Products, Inc. †	4,014
448	Ethan Allen Interiors, Inc.	8,929
1,217	Express, Inc. †	22,113
320	Finish Line, Inc. (The), Class A	6,691
60	Francesca's Holdings Corp. †	1,621
190	GNC Holdings, Inc., Class A	7,448
220	hhgregg, Inc. † (a)	2,488
720	Hibbett Sports, Inc. †	41,551
110	Hillenbrand, Inc.	2,022
1,160	Hot Topic, Inc.	11,240
1,000	HSN, Inc.	40,350
230	iRobot Corp. †	5,095
377	JOS A Bank Clothiers, Inc. †	16,008
1,410	Leapfrog Enterprises, Inc., Class A † (a)	14,467
120	Libbey, Inc. †	1,844
600	Life Time Fitness, Inc. † (a)	27,906
490	Lions Gate Entertainment Corp. †	7,223
212	Lumber Liquidators Holdings, Inc. † (a)	7,164
1,930	MDC Partners, Inc., Class A	21,886
80	Men's Wearhouse, Inc. (The)	2,251
500	Monro Muffler Brake, Inc.	16,620
220	Movado Group, Inc.	5,504
710	Multimedia Games, Inc. †	9,940
810	National CineMedia, Inc.	12,288
746	New York & Co., Inc. †	2,596

Shares		Value
Consumer Discretionary (continued)
660	Nexstar Broadcasting Group, Inc., Class A † (a)	$4,448
2,690	Orbitz Worldwide, Inc. † (a)	9,818
315	Overstock.com, Inc. †	2,177
130	Oxford Industries, Inc.	5,811
799	Papa John's International, Inc. †	38,008
60	Penske Automotive Group, Inc.(a)	1,274
1,960	PetMed Express, Inc.	23,834
20	PF Chang's China Bistro, Inc.	1,029
2,210	Pier 1 Imports, Inc.	36,310
600	Pool Corp.(a)	24,276
340	Red Robin Gourmet Burgers, Inc. †	10,373
100	Rue21, Inc. †	2,524
90	Ruth's Hospitality Group, Inc. †	594
1,390	Select Comfort Corp. † (a)	29,079
900	Sinclair Broadcast Group, Inc., Class A	8,154
349	Six Flags Entertainment Corp.	18,909
1,190	Smith & Wesson Holding Corp. †	9,889
538	Sotheby's	17,947
150	Steven Madden, Ltd. †	4,763
220	Strayer Education, Inc.	23,984
710	Sturm Ruger & Co., Inc.	28,506
846	Tenneco, Inc. †	22,690
400	Texas Roadhouse, Inc., Class A	7,372
1,050	Town Sports International Holdings, Inc. † (a)	13,955
300	True Religion Apparel, Inc.(a)	8,694
2,500	Valassis Communications, Inc. †	54,375
100	Vera Bradley, Inc. † (a)	2,108
260	Vitamin Shoppe, Inc. † (a)	14,282
206	Warnaco Group, Inc. (The) †	8,771
522	Winmark Corp.	30,563
120	Winnebago Industries, Inc. †	1,223
419	Zumiez, Inc. †	16,593
		1,519,983
Consumer Staples — 5.7%
290	B&G Foods, Inc., Class A(a)	7,714
266	Boston Beer Co., Inc., Class A †	32,186
200	Calavo Growers, Inc.	5,116
160	Cal-Maine Foods, Inc.	6,256
460	Casey's General Stores, Inc.	27,135
370	Darling International, Inc. †	6,101
340	Elizabeth Arden, Inc. †	13,195
90	Fresh Market, Inc. (The) † (a)	4,827
230	Hain Celestial Group, Inc. (The) †	12,659
452	Harris Teeter Supermarkets, Inc.	18,528
110	Lancaster Colony Corp.	7,833
100	Medifast, Inc. † (a)	1,968
749	Nature's Sunshine Products, Inc.	11,310
502	Nu Skin Enterprises, Inc., Class A(a)	23,544
350	Omega Protein Corp. †	2,576
210	Orchids Paper Products Co.	3,713
472	Pantry, Inc. (The) †	6,938
190	Pricesmart, Inc.	12,827
4,590	Rite Aid Corp. †	6,426
310	Roundy's, Inc.	3,165
430	Sanderson Farms, Inc.	19,703
1,490	Smart Balance, Inc. † (a)	13,991
980	Snyders-Lance, Inc.	24,725
340	Spectrum Brands Holdings, Inc. †	11,074
120	Susser Holdings Corp. †	4,460
110	Tootsie Roll Industries, Inc.	2,625
250	TreeHouse Foods, Inc. †	15,573
480	United Natural Foods, Inc. †	26,333

Wilshire Mutual Funds, Inc. Small Company Growth Portfolio Schedule of Investments	June 30, 2012 (Unaudited)

Shares		Value
Consumer Staples (continued)
600	USANA Health Sciences, Inc. † (a)	$24,672
1,397	Vector Group, Ltd.(a)	23,777
260	WD-40 Co.	12,951
360	Westway Group, Inc. † (a)	2,156
		396,057
Energy — 3.0%
1,087	Alon USA Energy, Inc.	9,196
295	Berry Petroleum Co., Class A	11,700
2,120	BPZ Resources, Inc. †	5,363
294	Contango Oil & Gas Co. † (a)	17,405
1,055	Crosstex Energy, Inc.(a)	14,770
1,152	CVR Energy, Inc. †	30,620
47	Dril-Quip, Inc. †	3,083
904	Energy XXI Bermuda, Ltd.(a)	28,286
1,670	ION Geophysical Corp. †	11,005
580	Magnum Hunter Resources Corp. † (a)	2,424
522	Rosetta Resources, Inc. †	19,126
420	Targa Resources Corp.	17,934
128	Vaalco Energy, Inc. † (a)	1,105
1,773	Western Refining, Inc.	39,485
		211,502
Financials — 10.0%
660	American Assets Trust, Inc.	16,005
150	American Campus Communities, Inc.	6,747
60	American Capital Mortgage Investment Corp.	1,433
210	American Safety Insurance Holdings, Ltd. †	3,937
230	Amtrust Financial Services, Inc.	6,833
200	Apollo Residential Mortgage, Inc.(a)	3,856
640	Bank of the Ozarks, Inc.	19,251
150	BofI Holding, Inc. †	2,964
350	Cash America International, Inc.(a)	15,414
2,674	CBL & Associates Properties, Inc.	52,250
90	Cohen & Steers, Inc.(a)	3,106
213	Credit Acceptance Corp. †	17,915
1,360	DFC Global Corp. † (a)	25,065
236	Diamond Hill Investment Group, Inc.	18,477
896	Duff & Phelps Corp., Class A(a)	12,992
230	DuPont Fabros Technology, Inc.(a)	6,569
100	EastGroup Properties, Inc.	5,330
690	Employers Holdings, Inc.	12,448
550	Encore Capital Group, Inc. †	16,291
510	Enterprise Financial Services Corp.	5,590
230	Epoch Holding Corp.(a)	5,239
430	Extra Space Storage, Inc.	13,158
2,460	FelCor Lodging Trust, Inc. † (a)	11,562
230	First Cash Financial Services, Inc. †	9,239
380	First Financial Bankshares, Inc.	13,133
2,840	Glimcher Realty Trust	29,025
1,430	Greenlight Capital Re, Ltd., Class A † (a)	36,351
820	HFF, Inc., Class A † (a)	11,431
520	Highwoods Properties, Inc.	17,498
70	Home Properties, Inc.	4,295
1,470	Investors Bancorp, Inc. † (a)	22,182
1,120	Investors Real Estate Trust	8,848
100	Manning & Napier, Inc., Class A(a)	1,423
320	MarketAxess Holdings, Inc.	8,525
450	Montpelier Re Holdings, Ltd.	9,580
383	National Health Investors, Inc.	19,502
190	Navigators Group, Inc. †	9,510
171	Netspend Holdings, Inc. † (a)	1,572
1,340	Omega Healthcare Investors, Inc.	30,150
350	Oritani Financial Corp.(a)	5,036

Shares		Value
Financials (continued)
130	PS Business Parks, Inc.	$8,804
420	S.Y. Bancorp, Inc.	10,059
200	Saul Centers, Inc.	8,574
160	Signature Bank †	9,755
3,870	Strategic Hotels & Resorts, Inc. †	25,000
605	SVB Financial Group † (a)	35,526
340	Taylor Capital Group, Inc. †	5,573
250	Universal Health Realty Income Trust(a)	10,382
370	Westamerica Bancorporation	17,460
639	World Acceptance Corp. †	42,046
		692,911
Health Care — 21.1%
169	Accretive Health, Inc. † (a)	1,852
1,249	Acorda Therapeutics, Inc. †	29,426
220	Affymax, Inc. † (a)	2,834
298	Air Methods Corp. †	29,279
1,615	Akorn, Inc. †	25,469
900	Align Technology, Inc. †	30,114
414	Alkermes PLC † (a)	7,026
70	Alnylam Pharmaceuticals, Inc. † (a)	817
750	AMN Healthcare Services, Inc. †	4,448
1,530	Arena Pharmaceuticals, Inc. †	15,269
420	Ariad Pharmaceuticals, Inc. †	7,228
1,056	ArthroCare Corp. †	30,920
464	athenahealth, Inc. † (a)	36,735
460	Auxilium Pharmaceuticals, Inc. †	12,369
626	Bio-Reference Labs, Inc. † (a)	16,451
520	BioScrip, Inc. † (a)	3,864
1,000	CardioNet, Inc. †	2,030
906	Centene Corp. †	27,325
588	Cepheid, Inc. †	26,313
450	Cerus Corp. †	1,494
880	Chemed Corp.(a)	53,187
60	Computer Programs & Systems, Inc.	3,433
567	Corvel Corp. †	27,783
1,273	Cubist Pharmaceuticals, Inc. †	48,259
1,040	Curis, Inc. †	5,616
530	Cyberonics, Inc. †	23,818
1,409	Depomed, Inc. †	8,017
120	Derma Sciences, Inc. †	1,142
300	Discovery Laboratories, Inc. †	696
1,490	Dusa Pharmaceuticals, Inc. †	7,778
1,731	DynaVox, Inc., Class A †	1,939
342	Emergent Biosolutions, Inc. †	5,181
400	Emeritus Corp. †	6,732
90	Ensign Group, Inc. (The)	2,544
1,700	EnteroMedics, Inc. † (a)	5,865
300	ExamWorks Group, Inc. †	3,969
290	Exelixis, Inc. † (a)	1,604
378	Haemonetics Corp. †	28,014
30	Hanger Orthopedic Group, Inc. †	769
80	HealthSouth Corp. †	1,861
150	HealthStream, Inc. † (a)	3,900
80	HeartWare International, Inc. †	7,104
60	Hi-Tech Pharmacal Co., Inc. † (a)	1,944
552	HMS Holdings Corp. † (a)	18,387
180	ICU Medical, Inc. † (a)	9,608
680	Immunogen, Inc. † (a)	11,410
690	Impax Laboratories, Inc. †	13,959
750	Incyte Corp., Ltd. † (a)	17,025
370	Infinity Pharmaceuticals, Inc. † (a)	5,017
100	Insulet Corp. †	2,137
160	Invacare Corp.	2,469
542	Jazz Pharmaceuticals PLC † (a)	24,395

Wilshire Mutual Funds, Inc. Small Company Growth Portfolio Schedule of Investments	June 30, 2012 (Unaudited)

Shares		Value
Health Care (continued)
190	LHC Group, Inc. †	$3,222
140	MAP Pharmaceuticals, Inc. † (a)	2,097
860	MedAssets, Inc. †	11,567
821	Medicines Co. (The) †	18,834
1,225	Medicis Pharmaceutical Corp., Class A	41,834
205	Medidata Solutions, Inc. † (a)	6,697
210	Medivation, Inc. † (a)	19,194
390	Mediware Information Systems †	5,694
1,070	Merge Healthcare, Inc. †	3,060
2,520	Metropolitan Health Networks, Inc. †	24,116
140	MModal, Inc. † (a)	1,817
410	Molina Healthcare, Inc. † (a)	9,619
658	Momenta Pharmaceuticals, Inc. †	8,896
90	MWI Veterinary Supply, Inc. †	9,249
378	Neurocrine Biosciences, Inc. † (a)	2,990
360	NPS Pharmaceuticals, Inc. † (a)	3,100
470	NuVasive, Inc. †	11,919
1,041	NxStage Medical, Inc. † (a)	17,447
1,268	Obagi Medical Products, Inc. †	19,362
160	Omeros Corp. †	1,600
821	Omnicell, Inc. †	12,020
170	Oncothyreon, Inc. †	796
226	Onyx Pharmaceuticals, Inc. †	15,018
300	Optimer Pharmaceuticals, Inc. † (a)	4,656
490	Orthofix International NV † (a)	20,213
740	Owens & Minor, Inc.	22,666
1,044	Par Pharmaceutical Cos., Inc. †	37,730
470	PAREXEL International Corp. †	13,268
7,720	PDL BioPharma, Inc.(a)	51,184
112	Pernix Therapeutics Holdings †	816
830	Pharmacyclics, Inc. †	45,326
190	Pozen, Inc. † (a)	1,186
672	Progenics Pharmaceuticals, Inc. †	6,572
360	Providence Service Corp. (The) †	4,936
175	PSS World Medical, Inc. † (a)	3,673
846	Quality Systems, Inc.	23,274
1,025	Questcor Pharmaceuticals, Inc. † (a)	54,571
833	RTI Biologics, Inc. †	3,132
446	Salix Pharmaceuticals, Ltd. †	24,280
1,340	Sciclone Pharmaceuticals, Inc. † (a)	9,393
110	Seattle Genetics, Inc. †	2,793
1,131	Select Medical Holdings Corp. † (a)	11,434
310	Skilled Healthcare Group, Inc., Class A † (a)	1,947
2,304	Spectrum Pharmaceuticals, Inc. † (a)	35,850
449	Staar Surgical Co. †	3,489
790	STERIS Corp.	24,782
2,340	Sunrise Senior Living, Inc. † (a)	17,059
830	SurModics, Inc. †	14,359
400	Synergetics USA, Inc. †	1,784
1,155	Team Health Holdings, Inc. †	27,824
230	Theravance, Inc. † (a)	5,111
130	Utah Medical Products, Inc.	4,359
690	Vivus, Inc. †	19,693
892	WellCare Health Plans, Inc. † (a)	47,276
119	West Pharmaceutical Services, Inc.	6,008
		1,467,617
Industrials — 14.2%
726	3D Systems Corp. † (a)	24,786
280	Acacia Research-Acacia Technologies †	10,427
180	Acuity Brands, Inc.(a)	9,164
320	Advisory Board Co. (The) † (a)	15,869
993	Aircastle, Ltd.(a)	11,966
890	Alaska Air Group, Inc. †	31,951

Shares		Value
Industrials (continued)
401	Allegiant Travel Co., Class A †	$27,941
110	Applied Industrial Technologies, Inc.	4,053
540	Astronics Corp. †	15,250
2,400	Avis Budget Group, Inc. †	36,480
290	AZZ, Inc.	17,765
440	Barrett Business Services, Inc.	9,302
739	Beacon Roofing Supply, Inc. †	18,638
600	Brady Corp., Class A	16,506
420	Casella Waste Systems, Inc., Class A †	2,457
129	Chart Industries, Inc. † (a)	8,870
350	CLARCOR, Inc.	16,856
692	Coleman Cable, Inc.	6,013
1,348	Deluxe Corp.	33,619
580	Dollar Thrifty Automotive Group, Inc. †	46,957
757	DXP Enterprises, Inc. †	31,408
448	Echo Global Logistics, Inc. † (a)	8,539
460	Exponent, Inc. † (a)	24,302
74	H&E Equipment Services, Inc. †	1,112
703	HEICO Corp.	27,782
939	Hexcel Corp. †	24,217
440	Hub Group, Inc., Class A †	15,928
20	Huron Consulting Group, Inc. †	633
810	Innerworkings, Inc. † (a)	10,959
808	Insperity, Inc.(a)	21,857
830	Intersections, Inc.	13,156
170	Kaman Corp.	5,260
1,780	Knight Transportation, Inc.	28,462
50	MasTec, Inc. †	752
161	Middleby Corp. †	16,037
292	Mueller Industries, Inc.	12,436
400	National Presto Industries, Inc.	27,908
580	Old Dominion Freight Line, Inc. †	25,108
980	Pacer International, Inc. †	5,312
410	Park-Ohio Holdings Corp. †	7,802
160	Patrick Industries, Inc. †	2,040
200	Portfolio Recovery Associates, Inc. †	18,252
330	Primoris Services Corp.(a)	3,960
159	RBC Bearings, Inc. † (a)	7,521
980	Republic Airways Holdings, Inc. †	5,439
150	Roadrunner Transportation Systems, Inc. †	2,533
520	Saia, Inc. † (a)	11,383
472	Sauer-Danfoss, Inc.	16,487
40	SeaCube Container Leasing, Ltd.	683
530	SkyWest, Inc.	3,461
430	Spirit Airlines, Inc. †	8,368
135	Standard Parking Corp. †	2,905
619	Sun Hydraulics Corp.	15,035
300	Sypris Solutions, Inc.	2,091
1,496	TAL International Group, Inc.	50,101
4,030	Taser International, Inc. † (a)	21,117
443	Tennant Co.	17,698
597	Textainer Group Holdings, Ltd.(a)	22,029
108	Titan International, Inc.(a)	2,649
439	Trimas Corp. †	8,824
80	TrueBlue, Inc. † (a)	1,238
50	United Rentals, Inc. †	1,702
1,390	US Airways Group, Inc. † (a)	18,529
400	USG Corp. †	7,620
690	Wabash National Corp. †	4,568
296	Watsco, Inc.	21,845
440	Werner Enterprises, Inc.	10,512
488	Woodward Governor Co.	19,247
390	XPO Logistics, Inc. †	6,552
		988,229

Wilshire Mutual Funds, Inc. Small Company Growth Portfolio Schedule of Investments	June 30, 2012 (Unaudited)

Shares		Value
Information Technology — 20.1%
298	ADTRAN, Inc.(a)	$8,997
1,069	Advent Software, Inc. †	28,981
170	American Software, Inc., Class A	1,352
341	Ancestry.com, Inc. †	9,388
459	Anixter International, Inc.	24,350
130	Aspen Technology, Inc. †	3,009
760	Blackbaud, Inc.	19,509
20	BroadSoft, Inc. † (a)	579
479	Cabot Microelectronics Corp.(a)	13,991
130	CACI International, Inc., Class A †	7,153
1,140	CalAmp Corp. †	8,356
180	Calix, Inc. † (a)	1,480
1,062	Cardtronics, Inc. †	32,083
1,177	Cirrus Logic, Inc. †	35,169
296	Coherent, Inc. †	12,817
426	CommVault Systems, Inc. †	21,117
300	Constant Contact, Inc. †	5,364
743	CSG Systems International, Inc. †	12,839
224	Cymer, Inc. †	13,205
2,260	Datalink Corp. †	21,583
400	Dice Holdings, Inc. †	3,756
1,000	Dot Hill Systems Corp. †	1,140
163	DTS, Inc. † (a)	4,251
90	Electronics for Imaging, Inc. †	1,462
1,370	Entegris, Inc. †	11,700
1,160	Exar Corp. †	9,466
50	ExlService Holdings, Inc. †	1,232
100	Fabrinet † (a)	1,255
1,144	Fair Isaac Corp.	48,368
79	FARO Technologies, Inc. †	3,324
545	FEI Co.(a)	26,073
140	Finisar Corp. † (a)	2,094
792	Forrester Research, Inc.	26,817
2,940	Global Cash Access Holdings, Inc. †	21,197
2,601	GT Advanced Technologies, Inc. † (a)	13,733
353	Hackett Group, Inc. (The) †	1,966
1,594	Heartland Payment Systems, Inc.	47,948
121	Hittite Microwave Corp. †	6,185
190	iGATE Corp. †	3,234
440	Innodata, Inc. †	3,010
250	InterDigital, Inc.(a)	7,378
1,839	j2 Global, Inc.(a)	48,586
955	Jack Henry & Associates, Inc.	32,967
380	Kenexa Corp. †	11,031
450	KEY Tronic Corp. †	3,708
130	Liquidity Services, Inc. † (a)	6,655
160	Littelfuse, Inc.	9,102
645	LivePerson, Inc. †	12,294
150	Loral Space & Communications, Inc.	10,102
911	Manhattan Associates, Inc. †	41,642
720	MAXIMUS, Inc.	37,260
1,110	Mentor Graphics Corp. †	16,650
320	Micrel, Inc.	3,050
274	Microsemi Corp. †	5,066
120	MicroStrategy, Inc., Class A †	15,583
220	MIPS Technologies, Inc., Class A †	1,467
72	Monolithic Power Systems, Inc. †	1,431
660	MTS Systems Corp.	25,443
390	NeoPhotonics Corp. † (a)	1,927
762	Netgear, Inc. †	26,297
285	Netscout Systems, Inc. †	6,153
144	Newport Corp. †	1,731
1,130	NIC, Inc.(a)	14,351
268	OpenTable, Inc. †	12,063
180	Oplink Communications, Inc. † (a)	2,435

Shares		Value
Information Technology (continued)
110	OSI Systems, Inc. †	$6,967
300	Parametric Technology Corp. †	6,288
1,047	Plantronics, Inc.	34,970
1,775	Plexus Corp. †	50,055
2,675	PRGX Global, Inc. †	21,266
741	Progress Software Corp. †	15,465
340	QLIK Technologies, Inc. †	7,521
1,343	Quest Software, Inc. † (a)	37,403
50	RealD, Inc. † (a)	748
60	Saba Software, Inc. †	557
596	Scansource, Inc. †	18,262
107	SolarWinds, Inc. †	4,661
130	Sourcefire, Inc. † (a)	6,682
270	Stamps.com, Inc. †	6,661
500	STEC, Inc. †	3,900
10	Stratasys, Inc. †	496
814	Synaptics, Inc. † (a)	23,305
309	Syntel, Inc.(a)	18,756
350	Take-Two Interactive Software, Inc. †	3,311
700	TeleNav, Inc. †	4,291
1,384	TeleTech Holdings, Inc. †	22,144
810	Telular Corp.	7,484
220	Tessco Technologies, Inc.	4,851
300	TiVo, Inc. †	2,481
550	TNS, Inc. †	9,867
170	Travelzoo, Inc. † (a)	3,862
930	Tyler Technologies, Inc. †	37,525
300	Ultimate Software Group, Inc. †	26,736
580	Unisys Corp. †	11,339
160	Universal Display Corp. † (a)	5,750
675	ValueClick, Inc. † (a)	11,063
158	VASCO Data Security International, Inc. † (a)	1,292
586	Veeco Instruments, Inc. †	20,135
100	Verint Systems, Inc. †	2,951
250	VirnetX Holding Corp. † (a)	8,812
110	Virtusa Corp. † (a)	1,469
170	Web.com Group, Inc. † (a)	3,114
897	Websense, Inc. †	16,801
320	Wright Express Corp. † (a)	19,750
3,030	XO Group, Inc. †	26,876
2,670	Zix Corp. †	6,942
		1,396,714
Materials — 2.4%
874	AEP Industries, Inc. †	38,063
230	American Vanguard Corp.	6,116
120	Arabian American Development Co. †	1,163
150	Buckeye Technologies, Inc.	4,273
420	Chemtura Corp. †	6,090
750	Coeur d'Alene Mines Corp. †	13,170
260	Flotek Industries, Inc. †	2,428
430	FutureFuel Corp.	4,519
274	HB Fuller Co.	8,412
260	Headwaters, Inc. † (a)	1,339
344	Innophos Holdings, Inc.	19,422
60	Innospec, Inc. † (a)	1,777
446	Koppers Holdings, Inc.	15,164
303	LSB Industries, Inc. †	9,366
660	Myers Industries, Inc.	11,325
30	NewMarket Corp.	6,498
170	Omnova Solutions, Inc. †	1,282
70	PH Glatfelter Co.	1,146
80	Schweitzer-Mauduit International, Inc.	5,451
230	TPC Group, Inc. †	8,498

Wilshire Mutual Funds, Inc. Small Company Growth Portfolio Schedule of Investments	June 30, 2012 (Unaudited)

Shares		Value
Materials (continued)
390	Wausau Paper Corp.	$3,795
		169,297
Telecommunication Services — 0.6%
1,231	Cogent Communications Group, Inc. † (a)	23,697
462	General Communication, Inc., Class A †	3,839
1,010	IDT Corp., Class B	9,908
508	Lumos Networks Corp.	4,801
		42,245
Utilities — 0.2%
490	California Water Service Group	9,050
150	Otter Tail Corp.	3,430
140	York Water Co.	2,505
		14,985
Total Common Stock (Cost $5,993,159)		6,899,540

SHORT-TERM INVESTMENTS — 48.6%
3,313,647	Northern Trust Institutional Liquid Asset Portfolio, 0.010% (b) (c)	3,313,647
59,583	Northern Trust Institutional Government Select Portfolio, 0.010% (c)	59,583

Total Short-Term Investments
(Cost $3,373,230)		3,373,230
Total Investments — 147.8%
(Cost $9,366,389)		10,272,770
Other Assets & Liabilities, Net — (47.8)%		(3,320,069)
NET ASSETS — 100.0%		$6,952,701

†	Non-income producing security.
(a)	This security or a partial position of this security is on loan at June 30, 2012. The total market value of securities on loan at June 30, 2012 was $3,357,803.
(b)	This security was purchased with cash collateral held from securities on loan. The total value of such security as of June 30, 2012 was $3,313,647.
(c)	Rate shown is the 7-day effective yield as of June 30, 2012.

Ltd.— Limited
PLC— Public Limited Company

Wilshire Mutual Funds, Inc. Small Company Value Portfolio Schedule of Investments	June 30, 2012 (Unaudited)

Shares		Value

COMMON STOCK — 99.6% ††
Consumer Discretionary — 15.1%
2,410	American Greetings Corp., Class A	$35,234
560	America's Car-Mart, Inc. †	21,756
2,175	Ameristar Casinos, Inc.	38,650
210	ANN, Inc. †	5,353
400	Arctic Cat, Inc. †	14,624
1,050	Asbury Automotive Group, Inc. †	24,874
1,900	Bassett Furniture Industries, Inc.	19,589
60	Biglari Holdings, Inc. †	23,183
1,223	Bob Evans Farms, Inc.	49,165
2,050	Boyd Gaming Corp. †	14,760
420	Brown Shoe Co., Inc.	5,422
1,412	Cabela's, Inc. †	53,388
600	Carriage Services, Inc., Class A	4,992
629	Cherokee, Inc.	8,762
100	Coinstar, Inc. † (a)	6,866
690	Collective Brands, Inc. †	14,780
413	Conn's, Inc. †	6,112
200	Core-Mark Holding Co., Inc.	9,628
140	Cost Plus, Inc. †	3,080
675	Cracker Barrel Old Country Store, Inc.	42,390
650	CSS Industries, Inc.	13,358
2,510	Dana Holding Corp.	32,153
380	Destination Maternity Corp.	8,208
273	Dillard's, Inc., Class A	17,384
160	DineEquity, Inc. †	7,142
1,151	Domino's Pizza, Inc.	35,577
470	Ethan Allen Interiors, Inc.	9,367
480	Express, Inc. †	8,722
1,866	Finish Line, Inc. (The), Class A	39,018
500	Flexsteel Industries, Inc.	9,890
360	G-III Apparel Group, Ltd. †	8,528
670	Group 1 Automotive, Inc.	30,559
1,922	hhgregg, Inc. † (a)	21,738
400	Hibbett Sports, Inc. †	23,084
366	Hooker Furniture Corp.	4,315
1,320	Hot Topic, Inc.	12,791
250	HSN, Inc.	10,087
1,470	Iconix Brand Group, Inc. †	25,681
460	Jakks Pacific, Inc.	7,365
1,100	Lifetime Brands, Inc.	13,717
1,070	Lincoln Educational Services Corp.	6,955
820	Lithia Motors, Inc., Class A	18,901
530	Marriott Vacations Worldwide Corp. †	16,419
210	MDC Holdings, Inc.	6,861
730	MDC Partners, Inc., Class A	8,278
682	Men's Wearhouse, Inc. (The)	19,191
762	Multimedia Games, Inc. †	10,668
4,678	New York & Co., Inc. †	16,279
1,910	New York Times Co. (The), Class A †	14,898
2,540	Nexstar Broadcasting Group, Inc., Class A †	17,120
2,060	Orbitz Worldwide, Inc. †	7,519
970	Penske Automotive Group, Inc.	20,603
290	Perry Ellis International, Inc. †	6,018
2,010	Pier 1 Imports, Inc.	33,024
2,390	Reading International, Inc., Class A †	12,930
850	Red Robin Gourmet Burgers, Inc. †	25,934
310	Regis Corp.	5,568
1,000	Rent-A-Center, Inc., Class A	33,740
1,149	Saks, Inc. † (a)	12,237
1,767	Scholastic Corp.	49,759

Shares		Value
Consumer Discretionary (continued)
680	Select Comfort Corp. †	$14,226
2,950	Sinclair Broadcast Group, Inc., Class A	26,727
340	Skechers U.S.A., Inc., Class A †	6,926
2,170	Sonic Automotive, Inc., Class A	29,664
1,892	Spartan Motors, Inc.	9,914
430	Stein Mart, Inc. †	3,418
770	Sturm Ruger & Co., Inc.	30,915
1,140	Superior Industries International, Inc.	18,662
911	Tenneco, Inc. †	24,433
770	Valassis Communications, Inc. †	16,747
430	VOXX International Corp., Class A †	4,008
480	Winnebago Industries, Inc. †	4,891
3,200	Zale Corp. †	8,608
500	Zumiez, Inc. †	19,800
		1,303,133
Consumer Staples — 4.5%
240	Andersons, Inc. (The)	10,239
405	Hain Celestial Group, Inc. (The) †	22,291
1,210	Ingles Markets, Inc., Class A	19,396
320	John B. Sanfilippo & Son, Inc. †	5,712
670	Medifast, Inc. †	13,185
520	Nash Finch Co.	11,170
989	Nature's Sunshine Products, Inc.	14,934
200	Nu Skin Enterprises, Inc., Class A	9,380
1,170	Omega Protein Corp. †	8,611
4,907	Pantry, Inc. (The) †	72,133
2,322	Revlon, Inc., Class A †	33,042
6,070	Rite Aid Corp. †	8,498
3,139	Smart Balance, Inc. †	29,476
170	Snyders-Lance, Inc.	4,289
454	Susser Holdings Corp. †	16,875
366	TreeHouse Foods, Inc. †	22,798
540	Universal Corp.	25,018
990	USANA Health Sciences, Inc. † (a)	40,709
300	Weis Markets, Inc.	13,356
690	Westway Group, Inc. †	4,133
		385,245
Energy — 2.4%
976	Alon USA Energy, Inc.	8,257
2,150	Amyris, Inc. †	9,524
228	Bristow Group, Inc.	9,273
1,710	Crosstex Energy, Inc.	23,940
1,280	CVR Energy, Inc. †	34,022
2,169	Delek US Holdings, Inc.	38,153
883	Helix Energy Solutions Group, Inc. †	14,490
999	REX American Resources Corp. †	19,500
1,217	Vaalco Energy, Inc. †	10,503
1,865	Western Refining, Inc.	41,534
		209,196
Financials — 41.8%
200	Agree Realty Corp.	4,426
1,350	Alterra Capital Holdings, Ltd.	31,523
6,399	American Equity Investment Life Holding Co.	70,453
936	American Safety Insurance Holdings, Ltd. †	17,550
470	Amerisafe, Inc. †	12,196
1,160	Anworth Mortgage Asset Corp.	8,178
8,650	Apollo Investment Corp. †	66,432
340	Argo Group International Holdings, Ltd.	9,952
590	Arlington Asset Investment Corp., Class A	12,809

Wilshire Mutual Funds, Inc. Small Company Value Portfolio Schedule of Investments	June 30, 2012 (Unaudited)

Shares		Value
Financials (continued)
1,220	ARMOUR Residential REIT, Inc.	$8,674
6,430	Ashford Hospitality Trust, Inc.	54,205
1,390	AV Homes, Inc. †	20,266
6,127	Banco Latinoamericano de Comercio Exterior SA, Class E	131,302
237	Bank of Marin Bancorp	8,771
676	Bank of the Ozarks, Inc.	20,334
1,680	Banner Corp.	36,809
531	BofI Holding, Inc. †	10,493
6,906	Boston Private Financial Holdings, Inc.	61,671
6,899	Calamos Asset Management, Inc., Class A	78,994
1,320	CapLease, Inc.	5,478
1,870	Capstead Mortgage Corp.	26,012
1,466	Cathay General Bancorp	24,204
2,228	CBL & Associates Properties, Inc.	43,535
7,090	Cedar Shopping Centers, Inc.	35,805
1,507	Centerstate Banks, Inc.	10,775
1,891	Chemical Financial Corp.	40,657
200	Chesapeake Lodging Trust	3,444
4,154	CNO Financial Group, Inc.	32,401
396	Colonial Properties Trust	8,767
1,381	Community Bank System, Inc.	37,453
180	Coresite Realty Corp.	4,647
1,490	Cousins Properties, Inc.	11,547
66	Credit Acceptance Corp. †	5,551
600	CYS Investments, Inc.	8,262
2,123	DuPont Fabros Technology, Inc.	60,633
970	Dynex Capital, Inc.	10,069
870	Eagle Bancorp, Inc. †	13,702
910	Employers Holdings, Inc.	16,416
1,329	Entertainment Properties Trust	54,635
3,634	Equity One, Inc.	77,041
1,599	FBL Financial Group, Inc., Class A	44,788
410	First American Financial Corp.	6,954
10,726	First Busey Corp.	51,807
245	First Citizens BancShares, Inc., Class A	40,829
11,715	First Commonwealth Financial Corp.	78,842
1,617	First Financial Bancorp	25,840
1,149	First Financial Bankshares, Inc.	39,709
2,721	First Financial Holdings, Inc.	29,169
2,070	First Industrial Realty Trust, Inc. †	26,123
4,200	First Marblehead Corp. (The) †	4,914
3,961	FirstMerit Corp.	65,436
3,947	FNB Corp.	42,904
830	Fox Chase Bancorp, Inc.	11,985
310	FXCM, Inc., Class A	3,646
1,491	Glacier Bancorp, Inc.	23,096
2,760	Gladstone Capital Corp.	21,776
570	Global Indemnity PLC, Class A †	11,542
630	Greenlight Capital Re, Ltd., Class A †	16,015
5,150	Hanmi Financial Corp. †	53,972
660	Hatteras Financial Corp.	18,876
1,516	Highwoods Properties, Inc.	51,013
742	Hudson Valley Holding Corp.	13,430
339	Infinity Property & Casualty Corp.	19,550
2,880	Inland Real Estate Corp.	24,134
1,040	Interactive Brokers Group, Inc., Class A	15,309
940	Invesco Mortgage Capital, Inc.	17,240
540	Investment Technology Group, Inc. †	4,968
7,050	iStar Financial, Inc. †	45,473
789	Kaiser Federal Financial Group, Inc.	11,662
700	Kohlberg Capital Corp.	5,082
770	Lakeland Financial Corp.	20,659
152	LaSalle Hotel Properties	4,429

Shares		Value
Financials (continued)
2,558	Lexington Realty Trust	$21,666
927	LTC Properties, Inc.	33,632
5,348	Maiden Holdings, Ltd.	46,421
400	Marlin Business Services Corp.	6,556
4,560	MB Financial, Inc.	98,222
790	MCG Capital Corp.	3,634
970	Medallion Financial Corp.	10,302
1,146	Medical Properties Trust, Inc.	11,025
3,977	MFA Financial, Inc.	31,379
1,220	Montpelier Re Holdings, Ltd.	25,974
1,730	MVC Capital, Inc.	22,404
310	National Financial Partners Corp. †	4,154
260	National Health Investors, Inc.	13,239
13,574	National Penn Bancshares, Inc.	129,903
226	National Retail Properties, Inc.	6,394
300	Navigators Group, Inc. †	15,015
1,017	NBT Bancorp, Inc.	21,957
1,042	Nelnet, Inc., Class A	23,966
760	New Mountain Finance Corp. †	10,784
2,750	NGP Capital Resources Co.	19,470
8,320	NorthStar Realty Finance Corp.	43,430
1,699	Old National Bancorp	20,405
950	One Liberty Properties, Inc.	17,889
277	Oppenheimer Holdings, Inc., Class A	4,354
1,541	Oritani Financial Corp.	22,175
640	Orrstown Financial Services, Inc.	5,139
1,290	Parkway Properties, Inc.	14,758
1,310	Pennsylvania Real Estate Investment Trust	19,624
270	PennyMac Mortgage Investment Trust	5,327
661	PHH Corp. †	11,554
700	Pinnacle Financial Partners, Inc. †	13,657
207	Piper Jaffray Cos. †	4,850
280	Platinum Underwriters Holdings, Ltd.	10,668
250	Post Properties, Inc.	12,237
830	Potlatch Corp.	26,510
760	Primerica †	20,315
203	ProAssurance Corp.	18,085
1,661	Provident Financial Services, Inc.	25,496
1,016	Pzena Investment Management, Inc., Class A	4,501
3,900	Radian Group, Inc.	12,831
5,010	RAIT Financial Trust	23,146
1,991	Redwood Trust, Inc.	24,848
2,239	Republic Bancorp, Inc., Class A	49,818
640	Retail Opportunity Investments Corp.(a)	7,718
342	RLI Corp.	23,324
810	RLJ Lodging Trust	14,685
754	S&T Bancorp, Inc.	13,926
2,951	Safeguard Scientifics, Inc. †	45,682
140	Safety Insurance Group, Inc.	5,690
1,540	SeaBright Holdings, Inc.	13,691
1,050	SI Financial Group, Inc.	12,075
440	Solar Capital, Ltd.	9,794
2,430	Southwest Bancorp, Inc. †	22,866
890	Sovran Self Storage, Inc.	44,580
720	Starwood Property Trust, Inc.	15,343
470	Sterling Financial Corp. †	8,878
1,520	Strategic Hotels & Resorts, Inc. †	9,819
120	Sun Communities, Inc.	5,309
6,575	Susquehanna Bancshares, Inc.	67,722
726	SVB Financial Group †	42,631
685	SWS Group, Inc.	3,651
1,600	Symetra Financial Corp.	20,192

Wilshire Mutual Funds, Inc. Small Company Value Portfolio Schedule of Investments	June 30, 2012 (Unaudited)

Shares		Value
Financials (continued)
227	Tower Group, Inc.	$4,737
2,902	Trustco Bank Corp.	15,845
1,700	Two Harbors Investment Corp.	17,612
790	Union First Market Bankshares Corp.	11,415
480	Walter Investment Management Corp.	11,251
5,229	Webster Financial Corp.	113,260
2,180	Western Alliance Bancorp †	20,405
480	Winthrop Realty Trust	5,837
		3,602,896
Health Care — 7.8%
660	Amedisys, Inc. †	8,217
717	Amsurg Corp., Class A †	21,496
235	Assisted Living Concepts, Inc., Class A	3,342
921	Centene Corp. †	27,777
404	Chemed Corp.	24,418
110	Cubist Pharmaceuticals, Inc. †	4,170
420	Derma Sciences, Inc. †	3,998
592	Emergent Biosolutions, Inc. †	8,969
1,668	HealthSouth Corp. †	38,798
580	Healthways, Inc. †	4,628
400	Hi-Tech Pharmacal Co., Inc. †	12,960
2,473	Magellan Health Services, Inc. †	112,101
1,634	Maxygen, Inc. †	9,739
989	Medicis Pharmaceutical Corp., Class A	33,775
1,199	Molina Healthcare, Inc. †	28,128
160	National Healthcare Corp.	7,237
921	Owens & Minor, Inc.	28,210
580	Par Pharmaceutical Cos., Inc. †	20,961
5,922	PDL BioPharma, Inc.(a)	39,263
474	Quality Systems, Inc.	13,040
334	Questcor Pharmaceuticals, Inc. †	17,782
5,100	RTI Biologics, Inc. †	19,176
3,157	Select Medical Holdings Corp. †	31,917
183	Sirona Dental Systems, Inc. †	8,237
1,099	Skilled Healthcare Group, Inc., Class A †	6,902
570	Spectrum Pharmaceuticals, Inc. † (a)	8,869
1,560	Sun Healthcare Group, Inc. †	13,057
630	SurModics, Inc. †	10,899
1,510	Team Health Holdings, Inc. †	36,376
2,040	Universal American Corp. †	21,481
1,970	Viropharma, Inc. †	46,689
		672,612
Industrials — 12.9%
9,669	Aircastle, Ltd.	116,511
180	Alaska Air Group, Inc. †	6,462
503	Albany International Corp., Class A	9,411
600	Allegiant Travel Co., Class A †	41,808
164	American Science & Engineering, Inc.	9,258
220	Atlas Air Worldwide Holdings, Inc. †	9,572
1,216	Belden, Inc.	40,554
891	Blount International, Inc. †	13,053
391	Brady Corp., Class A	10,756
2,889	Briggs & Stratton Corp.	50,529
1,769	Deluxe Corp.	44,119
270	Dollar Thrifty Automotive Group, Inc. †	21,859
855	DXP Enterprises, Inc. †	35,474
308	EMCOR Group, Inc.	8,569
1,256	Encore Wire Corp.	33,636
202	Foster (L.B.) Co., Class A	5,779
1,174	FTI Consulting, Inc. †	33,752
539	GenCorp, Inc. †	3,509
971	Great Lakes Dredge & Dock Corp.	6,913
710	HEICO Corp.	28,059

Shares		Value
Industrials (continued)
200	Huron Consulting Group, Inc. †	$6,330
1,230	JetBlue Airways Corp. †	6,519
474	Kaman Corp.	14,666
1,915	Kelly Services, Inc., Class A	24,723
323	Korn/Ferry International †	4,635
819	MasTec, Inc. †	12,318
554	Michael Baker Corp. †	14,454
2,787	Miller Industries, Inc.	44,397
327	Mine Safety Appliances Co.	13,158
1,759	Mueller Industries, Inc.	74,916
100	National Presto Industries, Inc.	6,977
159	Northwest Pipe Co. †	3,857
997	RailAmerica, Inc. †	24,128
1,560	Republic Airways Holdings, Inc. †	8,658
1,099	Rush Enterprises, Inc., Class A †	17,969
400	Saia, Inc. †	8,756
110	Sauer-Danfoss, Inc.	3,842
2,870	SeaCube Container Leasing, Ltd.	48,991
1,060	Simpson Manufacturing Co., Inc.	31,281
3,091	SkyWest, Inc.	20,184
1,068	TAL International Group, Inc.	35,767
472	Tennant Co.	18,856
339	Tredegar Corp.	4,936
1,002	Unifirst Corp.	63,878
241	United Stationers, Inc.	6,495
559	Watsco, Inc.	41,254
1,760	Willis Lease Finance Corp. †	21,683
		1,113,211
Information Technology — 8.0%
1,726	Acxiom Corp. †	26,080
1,870	Advanced Energy Industries, Inc. †	25,095
589	Anixter International, Inc.	31,246
310	Black Box Corp.	8,897
309	Blackbaud, Inc.	7,932
434	CACI International, Inc., Class A †	23,879
1,500	CIBER, Inc. †	6,465
356	Coherent, Inc. †	15,415
1,500	Comtech Telecommunications Corp.	42,870
493	Cray, Inc. †	5,955
750	Datalink Corp. †	7,163
1,400	Earthlink, Inc.	10,416
2,930	Entegris, Inc. †	25,022
100	Fair Isaac Corp.	4,228
523	First Solar, Inc. †	7,876
162	Forrester Research, Inc.	5,485
1,658	GT Advanced Technologies, Inc. †	8,754
1,989	Insight Enterprises, Inc. †	33,475
663	Mantech International Corp., Class A	15,561
410	MKS Instruments, Inc.	11,861
1,106	Monotype Imaging Holdings, Inc. †	18,548
341	MTS Systems Corp.	13,145
480	Nanometrics, Inc. †	7,373
450	Netgear, Inc. †	15,530
854	Omnivision Technologies, Inc. †	11,410
1,630	Photronics, Inc. †	9,943
229	Plantronics, Inc.	7,649
400	Plexus Corp. †	11,280
970	Power-One, Inc. †	4,384
845	Quest Software, Inc. †	23,533
2,857	Richardson Electronics, Ltd.	35,227
1,130	Sanmina-SCI Corp. †	9,255
1,778	Scansource, Inc. †	54,478
105	Syntel, Inc.	6,373

Wilshire Mutual Funds, Inc. Small Company Value Portfolio Schedule of Investments	June 30, 2012 (Unaudited)

Shares		Value
Information Technology (continued)
1,510	Tellabs, Inc.	$5,028
9,333	United Online, Inc.	39,385
509	ValueClick, Inc. †	8,343
568	Veeco Instruments, Inc. †	19,517
370	Websense, Inc. †	6,930
6,798	Westell Technologies, Inc., Class A †	16,179
4,668	XO Group, Inc. †	41,405
		688,590
Materials — 3.1%
234	A Schulman, Inc.	4,645
1,818	Coeur d'Alene Mines Corp. †	31,924
490	Georgia Gulf Corp.	12,578
679	HB Fuller Co.	20,845
365	Innophos Holdings, Inc.	20,608
120	Kaiser Aluminum Corp.	6,221
1,001	Koppers Holdings, Inc.	34,034
340	Minerals Technologies, Inc.	21,685
640	Myers Industries, Inc.	10,983
627	Olympic Steel, Inc.	10,295
481	PH Glatfelter Co.	7,874
480	PolyOne Corp.	6,567
200	Schweitzer-Mauduit International, Inc.	13,628
1,721	Sensient Technologies Corp.	63,212
		265,099
Telecommunication Services — 0.9%
830	IDT Corp., Class B	8,142
537	Neutral Tandem, Inc. †	7,078
436	Premiere Global Services, Inc. †	3,658
4,574	USA Mobility, Inc.	58,822
		77,700
Utilities — 3.1%
410	Artesian Resources Corp., Class A	8,831
700	Avista Corp.	18,690
140	Black Hills Corp.	4,504
500	California Water Service Group	9,235
290	Cleco Corp.	12,131
510	El Paso Electric Co.	16,912
1,152	MGE Energy, Inc.	54,489
240	Northwest Natural Gas Co.	11,424
380	NorthWestern Corp.	13,946
436	Otter Tail Corp.	9,971
1,250	PNM Resources, Inc.	24,425
820	Portland General Electric Co.	21,861
510	Southwest Gas Corp.	22,262
200	UIL Holdings Corp.	7,172
380	UNS Energy Corp.	14,596
460	WGL Holdings, Inc.	18,285
		268,734
Total Common Stock (Cost $7,716,026)		8,586,416
SHORT-TERM INVESTMENTS — 1.9%
167,940	Northern Trust Institutional Liquid Asset Portfolio, 0.010% (b) (c) (Cost $167,940)	167,940
Total Investments —101.5%
(Cost $7,716,026)		8,754,356
Other Assets & Liabilities, Net — (1.5)%		(134,812)
NET ASSETS — 100.0%		$8,619,544

‡	Real Estate Investment Trust
†	Non-income producing security.
††	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(a)	This security or a partial position of this security is on loan at June 30, 2012. The total market value of securities on loan at June 30, 2012 was $166,068.
(b)	This security was purchased with cash collateral held from securities on loan. The total value of such security as of June 30, 2012 was $167,940.
(c)	Rate shown is the 7-day effective yield as of June 30, 2012.

Ltd.— Limited
PLC— Public Limited Company

Wilshire Mutual Funds, Inc. Wilshire 5000 Indexsm FUnd Schedule of Investments	June 30, 2012 (Unaudited)

Shares		Value

COMMON STOCK — 99.3%
Consumer Discretionary — 11.5%
300	1-800-Flowers.com, Inc., Class A †	$1,047
975	Aaron's, Inc.	27,602
900	Abercrombie & Fitch Co., Class A	30,726
300	Acme United Corp.	3,057
800	Advance Auto Parts, Inc.	54,576
850	Aeropostale, Inc. †	15,156
100	AFC Enterprises, Inc. †	2,314
90	AH Belo Corp., Class A	362
200	Aldila, Inc. †	440
3,880	Amazon.com, Inc. †	885,998
400	Ambassadors Group, Inc.	2,176
656	AMC Networks, Inc., Class A †	23,321
3,500	American Apparel, Inc. †	3,002
1,400	American Axle & Manufacturing Holdings, Inc. †	14,686
2,625	American Eagle Outfitters, Inc.	51,791
450	American Greetings Corp., Class A	6,579
100	Ameristar Casinos, Inc.	1,777
964	ANN, Inc. †	24,572
1,350	Apollo Group, Inc., Class A †	48,856
300	Arbitron, Inc.	10,500
1,128	Ascena Retail Group, Inc. †	21,003
200	Ascent Media Corp., Class A †	10,350
1,017	Autoliv, Inc.	55,589
1,250	AutoNation, Inc. † (a)	44,100
406	AutoZone, Inc. †	149,071
500	Bally Technologies, Inc. †	23,330
1,000	Beazer Homes USA, Inc. † (a)	3,250
1,400	Bebe Stores, Inc.	8,218
1,925	Bed Bath & Beyond, Inc. †	118,965
950	Belo Corp., Class A	6,118
3,400	Best Buy Co., Inc.	71,264
200	Big 5 Sporting Goods Corp.	1,512
500	Big Lots, Inc. †	20,395
40	Biglari Holdings, Inc. † (a)	15,456
250	Blue Nile, Inc. † (a)	7,428
300	Bluegreen Corp. †	1,488
224	Blyth, Inc.(a)	7,741
400	Bon-Ton Stores, Inc. (The)(a)	3,124
100	Books-A-Million, Inc., Class A †	320
1,280	BorgWarner, Inc. †	83,955
2,000	Boyd Gaming Corp. †	14,400
1,000	Bravo Brio Restaurant Group, Inc. † (a)	17,830
500	Bridgepoint Education, Inc. † (a)	10,900
775	Brinker International, Inc.	24,699
764	Brookfield Residential Properties, Inc. † (a)	8,328
500	Brunswick Corp.	11,110
500	Cabela's, Inc. †	18,905
2,625	Cablevision Systems Corp., Class A(a)	34,886
200	Cache, Inc. †	928
500	Callaway Golf Co.	2,955
500	Career Education Corp. †	3,345
900	Caribou Coffee Co., Inc. †	11,619
1,755	CarMax, Inc. †	45,525
3,200	Carnival Corp.	109,664
850	Carter's, Inc. †	44,710
6,483	CBS Corp., Class B	212,513
362	Charles & Colvard, Ltd. †	1,365
700	Charter Communications, Inc., Class A †	49,609
600	Cheesecake Factory, Inc. (The) †	19,176
2,450	Chico's FAS, Inc.	36,358
200	Children's Place Retail Stores, Inc. (The) †	9,966

Shares		Value
Consumer Discretionary (continued)
300	Chipotle Mexican Grill, Inc., Class A †	$113,985
800	Cinemark Holdings, Inc.	18,280
50	Citi Trends, Inc. † (a)	772
1,000	Clear Channel Outdoor Holdings, Inc., Class A	6,020
3,500	Coach, Inc.	204,680
100	Cobra Electronics Corp. †	439
200	Coinstar, Inc. † (a)	13,732
1,450	Coldwater Creek, Inc. †	792
550	Collective Brands, Inc. † (a)	11,781
110	Collectors Universe	1,615
200	Columbia Sportswear Co.	10,724
22,271	Comcast Corp. Special, Class A(a)	712,004
500	Conn's, Inc. †	7,400
1,000	Cooper Tire & Rubber Co.	17,540
2,450	Corinthian Colleges, Inc. †	7,080
1,200	CROCS, Inc. †	19,380
6,200	Crown Media Holdings, Inc., Class A †	10,850
50	CSS Industries, Inc.	1,027
300	Cumulus Media, Inc., Class A †	903
1,500	Dana Holding Corp.	19,215
1,500	Darden Restaurants, Inc.	75,945
450	Deckers Outdoor Corp. †	19,804
775	DeVry, Inc.	24,002
5	Dial Global, Inc. †	17
1,002	Dick's Sporting Goods, Inc.	48,096
100	Dillard's, Inc., Class A	6,368
6,008	DIRECTV, Class A †	293,310
1,600	Discovery Communications, Inc., Class A †	86,400
2,025	DISH Network Corp., Class A	57,814
100	Dixie Group, Inc. †	380
1,000	Dollar General Corp. †	54,390
2,550	Dollar Tree, Inc. †	137,190
650	Domino's Pizza, Inc.(a)	20,092
650	Dover Downs Gaming & Entertainment, Inc.	1,957
2,623	DR Horton, Inc.(a)	48,211
1,200	DreamWorks Animation SKG, Inc., Class A † (a)	22,872
642	Education Management Corp. † (a)	4,462
219	Emmis Communications Corp., Class A †	403
100	Empire Resorts, Inc. †	185
250	Entercom Communications Corp., Class A †	1,505
100	Entravision Communications Corp., Class A	121
1,366	EW Scripps Co. (The), Class A †	13,127
1,057	Expedia, Inc.	50,810
1,000	Express, Inc. †	18,170
1,200	Family Dollar Stores, Inc.	79,776
200	Famous Dave's of America, Inc. †	2,210
1,500	Federal-Mogul Corp. †	16,500
800	Fifth & Pacific , Inc. †	8,584
100	Finish Line, Inc. (The), Class A	2,091
1,900	Foot Locker, Inc.	58,102
40,485	Ford Motor Co.	388,251
300	Forward Industries, Inc. †	522
600	Fossil, Inc. †	45,924
700	Fred's, Inc., Class A	10,703
200	Furniture Brands International, Inc. †	248
600	Gaiam, Inc., Class A † (a)	2,340
1,625	GameStop Corp., Class A(a)	29,835
600	Gaming Partners International Corp.	3,678
2,800	Gannett Co., Inc.	41,244
4,400	Gap, Inc. (The)	120,384

Wilshire Mutual Funds, Inc. Wilshire 5000 Indexsm FUnd Schedule of Investments	June 30, 2012 (Unaudited)

Shares		Value
Consumer Discretionary (continued)
9,050	General Motors Co. † (a)	$178,466
275	Genesco, Inc. †	16,541
2,010	Gentex Corp.	41,949
1,900	Genuine Parts Co.	114,475
300	GNC Holdings, Inc., Class A	11,760
1,875	Goodyear Tire & Rubber Co. (The) †	22,144
500	Grand Canyon Education, Inc. †	10,470
1,000	Gray Television, Inc. †	1,470
200	Group 1 Automotive, Inc.	9,122
400	Guess, Inc.	12,148
3,760	H&R Block, Inc.	60,085
696	Hanesbrands, Inc. †	19,300
2,475	Harley-Davidson, Inc.	113,182
600	Harman International Industries, Inc.	23,760
1,000	Harte-Hanks, Inc.	9,140
1,300	Hasbro, Inc.	44,031
200	Helen of Troy, Ltd. †	6,778
500	hhgregg, Inc. † (a)	5,655
200	Hibbett Sports, Inc. †	11,542
300	Hillenbrand, Inc.	5,514
14,395	Home Depot, Inc. (The)	762,791
200	Hooker Furniture Corp.	2,358
100	Hot Topic, Inc.	969
1,000	Hovnanian Enterprises, Inc., Class A †	2,900
743	HSN, Inc.	29,980
600	Hyatt Hotels Corp., Class A †	22,296
450	Iconix Brand Group, Inc. †	7,861
3,450	International Game Technology	54,337
237	International Speedway Corp., Class A	6,205
5,372	Interpublic Group of Cos., Inc. (The)	58,286
743	Interval Leisure Group, Inc.(a)	14,124
340	ITT Educational Services, Inc. † (a)	20,655
2,292	J.C. Penney Co., Inc.	53,427
1,000	Jack in the Box, Inc. †	27,880
1,000	Jarden Corp.	42,020
500	John Wiley & Sons, Inc., Class A	24,495
7,450	Johnson Controls, Inc.	206,439
378	Jones Group, Inc. (The)(a)	3,614
300	JOS A Bank Clothiers, Inc. †	12,738
600	Journal Communications, Inc., Class A †	3,096
300	K12, Inc. † (a)	6,990
800	KB Home(a)	7,840
300	Kenneth Cole Productions, Inc., Class A †	4,515
200	Kid Brands, Inc. †	400
50	Knology, Inc. †	983
2,400	Kohl's Corp.	109,176
300	Krispy Kreme Doughnuts, Inc. †	1,917
550	K-Swiss, Inc., Class A †	1,694
200	Lakes Entertainment, Inc. †	570
500	Lamar Advertising Co., Class A †	14,300
5,600	Las Vegas Sands Corp.	243,544
200	La-Z-Boy, Inc., Class Z †	2,458
100	Leapfrog Enterprises, Inc., Class A †	1,026
1,183	Lear Corp.	44,635
500	Learning Tree International, Inc. †	2,185
750	Lee Enterprises, Inc. †	1,215
1,410	Leggett & Platt, Inc.	29,793
1,200	Lennar Corp., Class A	37,092
1,000	Libbey, Inc. †	15,370
1,351	Liberty Global, Inc., Class A †	67,050
1,377	Liberty Media Corp. - Capital, Class A †	121,052
5,675	Liberty Media Corp. - Interactive, Class A †	100,958
200	Life Time Fitness, Inc. † (a)	9,302
700	Lifetime Brands, Inc.	8,729
2,940	Limited Brands, Inc.	125,038

Shares		Value
Consumer Discretionary (continued)
200	LIN TV Corp., Class A †	$604
200	Lincoln Educational Services Corp.	1,300
2,537	Live Nation Entertainment, Inc. †	23,290
1,800	LKQ Corp. †	60,120
13,331	Lowe's Cos., Inc.	379,134
4,798	Macy's, Inc.	164,811
881	Madison Square Garden, Inc., Class A †	32,985
100	Marcus Corp.	1,376
700	Marine Products Corp.	4,256
2,577	Marriott International, Inc., Class A	101,018
257	Marriott Vacations Worldwide Corp. † (a)	7,962
3,100	Martha Stewart Living Omnimedia, Class A	10,540
3,730	Mattel, Inc.	121,001
100	Matthews International Corp., Class A	3,249
496	McClatchy Co. (The), Class A †	1,091
11,690	McDonald's Corp.	1,034,916
3,200	McGraw-Hill Cos., Inc. (The)	144,000
271	MDC Holdings, Inc.	8,854
500	Media General, Inc., Class A †	2,305
500	Meritage Homes Corp. †	16,970
4,200	MGM Resorts International †	46,872
577	Mohawk Industries, Inc. †	40,292
1,600	Monarch Casino & Resort, Inc. †	14,624
150	Morgans Hotel Group Co. † (a)	705
700	MTR Gaming Group, Inc. †	3,325
591	Multimedia Games, Inc. †	8,274
500	National CineMedia, Inc.	7,585
50	Nautilus, Inc. †	166
100	Navarre Corp. †	159
600	Netflix, Inc. † (a)	41,082
1,300	New York & Co., Inc. †	4,524
2,100	New York Times Co. (The), Class A †	16,380
2,926	Newell Rubbermaid, Inc.	53,078
14,813	News Corp., Class A	330,182
200	Nexstar Broadcasting Group, Inc., Class A † (a)	1,348
3,940	NIKE, Inc., Class B	345,853
2,000	Nordstrom, Inc.	99,380
60	NVR, Inc. †	51,000
5,525	Office Depot, Inc. †	11,934
1,100	OfficeMax, Inc. † (a)	5,566
3,500	Omnicom Group, Inc.	170,100
2,900	Orbitz Worldwide, Inc. † (a)	10,585
41	Orchard Supply Hardware Stores Corp., Class A †	682
1,360	O'Reilly Automotive, Inc. †	113,927
650	Orleans Homebuilders, Inc. † (b)	—
500	Outdoor Channel Holdings, Inc.	3,655
300	Overstock.com, Inc. †	2,073
50	Oxford Industries, Inc.	2,235
200	Pacific Sunwear of California, Inc. †	366
300	Panera Bread Co., Class A †	41,832
700	Penn National Gaming, Inc. †	31,213
400	Penske Automotive Group, Inc.(a)	8,496
1,500	PEP Boys-Manny Moe & Jack	14,850
100	Perry Ellis International, Inc. †	2,075
1,250	PetSmart, Inc.	85,225
1,900	Pier 1 Imports, Inc.	31,217
800	Pinnacle Entertainment, Inc. †	7,696
600	Polaris Industries, Inc.	42,888
275	Premier Exhibitions, Inc. † (a)	742
560	priceline.com, Inc. †	372,131
3,840	Pulte Group, Inc. †	41,088
600	PVH Corp.	46,674
50	Quiksilver, Inc. †	116

Wilshire Mutual Funds, Inc. Wilshire 5000 Indexsm FUnd Schedule of Investments	June 30, 2012 (Unaudited)

Shares		Value
Consumer Discretionary (continued)
1,850	RadioShack Corp.	$7,104
565	Ralph Lauren Corp., Class A	79,134
1,000	ReachLocal, Inc. †	11,000
600	Regal Entertainment Group, Class A	8,256
200	Regis Corp.	3,592
250	Rent-A-Center, Inc., Class A	8,435
1,500	Rick's Cabaret International, Inc. †	13,005
100	Rocky Brands, Inc. †	1,319
2,075	Ross Stores, Inc.	129,625
1,625	Royal Caribbean Cruises, Ltd.	42,299
500	Ruby Tuesday, Inc. †	3,405
500	Ryland Group, Inc. (The)	12,790
1,800	Saks, Inc. † (a)	19,170
100	Salem Communications Corp., Class A	547
1,000	Sally Beauty Holdings, Inc. †	25,740
400	School Specialty, Inc. †	1,304
1,500	Scientific Games Corp., Class A †	12,825
900	Scripps Networks Interactive, Inc., Class A	51,174
200	Sealy Corp. †	370
925	Sears Holdings Corp. †	55,222
188	Select Comfort Corp. †	3,933
2,675	Service Corp. International	33,090
600	Shoe Carnival, Inc.	12,894
100	Shuffle Master, Inc. †	1,380
776	Signet Jewelers, Ltd.(a)	34,152
900	Sinclair Broadcast Group, Inc., Class A	8,154
48,100	Sirius XM Radio, Inc. † (a)	88,985
1,000	Sonic Automotive, Inc., Class A(a)	13,670
800	Sonic Corp. †	8,016
603	Sotheby's	20,116
75	Spartan Motors, Inc.	393
400	Speedway Motorsports, Inc.	6,764
552	Stage Stores, Inc.	10,113
1,892	Stanley Black & Decker, Inc.	121,769
200	Stanley Furniture Co., Inc. †	798
8,075	Staples, Inc.	105,379
8,100	Starbucks Corp.	431,892
1,973	Starwood Hotels & Resorts Worldwide, Inc.	104,648
100	Steinway Musical Instruments, Inc. †	2,450
900	Stewart Enterprises, Inc., Class A	6,426
150	Superior Industries International, Inc.	2,455
1,300	Syms Corp. †	8,593
600	Systemax, Inc. †	7,092
1,500	Talbots, Inc. †	3,780
6,825	Target Corp.	397,147
700	Tempur-Pedic International, Inc. †	16,373
450	Tenneco, Inc. †	12,069
380	Tesla Motors, Inc. † (a)	11,890
1,000	Texas Roadhouse, Inc., Class A	18,430
500	Thor Industries, Inc.	13,705
1,235	Tiffany & Co.	65,393
3,016	Time Warner Cable, Inc., Class A	247,614
10,758	Time Warner, Inc.	414,183
7,475	TJX Cos., Inc.	320,902
1,600	Toll Brothers, Inc. †	47,568
800	Tractor Supply Co.	66,448
200	Trans World Entertainment Corp. †	620
1,057	TripAdvisor, Inc. †	47,237
300	True Religion Apparel, Inc.	8,694
1,000	TRW Automotive Holdings Corp. †	36,760
200	Tuesday Morning Corp. †	858
600	Tupperware Brands Corp.	32,856
600	Ulta Salon Cosmetics & Fragrance, Inc.	56,028
400	Under Armour, Inc., Class A †	37,792

Shares		Value
Consumer Discretionary (continued)
200	Universal Electronics, Inc. †	$2,634
500	Universal Technical Institute, Inc.	6,755
1,400	Urban Outfitters, Inc. †	38,626
200	Value Line, Inc.	2,378
300	Valuevision Media, Inc., Class A †	624
950	VF Corp.	126,778
5,406	Viacom, Inc., Class B	254,190
2,825	Virgin Media, Inc.(a)	68,902
18,643	Walt Disney Co. (The)	904,185
500	Warnaco Group, Inc. (The) †	21,290
296	Weight Watchers International, Inc.	15,262
4,600	Wendy's Co.(a)	21,712
572	Whirlpool Corp.	34,983
1,100	Williams-Sonoma, Inc.	38,467
500	Winnebago Industries, Inc. †	5,095
400	Wolverine World Wide, Inc.	15,512
600	World Wrestling Entertainment, Inc., Class A(a)	4,692
1,785	Wyndham Worldwide Corp.	94,141
650	Wynn Resorts, Ltd.	67,418
4,650	Yum! Brands, Inc.	299,553
1,900	Zale Corp. †	5,111
		18,192,193
Consumer Staples — 10.2%
200	Alico, Inc.	6,108
2,200	Alliance One International, Inc. †	7,612
21,875	Altria Group, Inc.	755,781
250	Andersons, Inc. (The)	10,665
6,786	Archer-Daniels-Midland Co.	200,323
3,950	Avon Products, Inc.	64,029
1,900	Beam, Inc.	118,731
1,100	Brown-Forman Corp., Class B	106,535
1,900	Bunge, Ltd.(a)	119,206
2,175	Campbell Soup Co.	72,601
1,500	Central European Distribution Corp. †	4,290
1,700	Church & Dwight Co., Inc.	94,299
1,500	Clorox Co.	108,690
23,270	Coca-Cola Co. (The)	1,819,481
4,120	Coca-Cola Enterprises, Inc.	115,525
5,090	Colgate-Palmolive Co.	529,869
4,573	ConAgra Foods, Inc.	118,578
1,550	Constellation Brands, Inc., Class A †	41,943
4,350	Costco Wholesale Corp.	413,250
14,142	CVS Caremark Corp.	660,856
650	Darling International, Inc. †	10,718
6,720	DE Master Blenders NV †	75,772
2,134	Dean Foods Co. †	36,342
1,500	Dole Food Co., Inc. †	13,170
2,000	Dr. Pepper Snapple Group, Inc.	87,500
800	Energizer Holdings, Inc. †	60,200
2,400	Estee Lauder Cos., Inc. (The), Class A	129,888
1,687	Flowers Foods, Inc.	39,189
7,100	General Mills, Inc.	273,634
1,300	Green Mountain Coffee Roasters, Inc. †	28,314
400	Hain Celestial Group, Inc. (The) †	22,016
1,200	Herbalife, Ltd.(a)	57,996
2,000	Hershey Co. (The)	144,060
1,344	Hillshire Brands Co.	38,963
3,750	HJ Heinz Co.	203,925
2,100	Hormel Foods Corp.	63,882
550	Ingles Markets, Inc., Class A	8,817
800	Ingredion, Inc.	39,616
1,219	JM Smucker Co. (The)	92,059
3,050	Kellogg Co.	150,457
4,574	Kimberly-Clark Corp.	383,164

Wilshire Mutual Funds, Inc. Wilshire 5000 Indexsm FUnd Schedule of Investments	June 30, 2012 (Unaudited)

Shares		Value
Consumer Staples (continued)
17,271	Kraft Foods, Inc., Class A	$667,006
6,825	Kroger Co. (The)	158,272
1,235	Lorillard, Inc.	162,958
70	Mannatech, Inc. †	485
750	McCormick & Co., Inc.	45,487
2,300	Mead Johnson Nutrition Co., Class A	185,173
200	MGP Ingredients, Inc.	642
1,500	Molson Coors Brewing Co., Class B	62,415
1,600	Monster Beverage Corp. †	113,920
700	Nu Skin Enterprises, Inc., Class A(a)	32,830
17,957	PepsiCo, Inc.	1,268,842
18,180	Philip Morris International, Inc.	1,586,387
350	Post Holdings, Inc. †	10,762
1,200	Prestige Brands Holdings, Inc. †	18,972
31,052	Procter & Gamble Co. (The)	1,901,935
700	Ralcorp Holdings, Inc. †	46,718
100	Reliv International, Inc.	160
5,703	Reynolds American, Inc.	255,894
7,050	Rite Aid Corp. †	9,870
70	Rocky Mountain Chocolate Factory, Inc.	813
2,800	Safeway, Inc.	50,820
50	Sanderson Farms, Inc.	2,291
2,200	Smithfield Foods, Inc. †	47,586
1,000	Snyders-Lance, Inc.	25,230
3,036	SUPERVALU, Inc.	15,726
6,700	Sysco Corp.	199,727
3,805	Tyson Foods, Inc., Class A	71,648
198	USANA Health Sciences, Inc. † (a)	8,142
1,050	Vector Group, Ltd.(a)	17,871
10,000	Walgreen Co.	295,800
19,545	Wal-Mart Stores, Inc.	1,362,677
1,625	Whole Foods Market, Inc.	154,895
		16,110,008
Energy — 10.3%
1,500	Alon USA Energy, Inc.	12,690
2,272	Alpha Natural Resources, Inc. †	19,789
1,000	Amyris, Inc. † (a)	4,430
5,387	Anadarko Petroleum Corp.	356,619
4,346	Apache Corp.	381,970
300	Approach Resources, Inc. †	7,662
3,000	Arch Coal, Inc.	20,670
600	Atwood Oceanics, Inc. †	22,704
4,720	Baker Hughes, Inc.	193,992
600	Barnwell Industries, Inc. †	1,782
400	Berry Petroleum Co., Class A	15,864
45	BioFuel Energy Corp. †	160
900	Bolt Technology Corp.	13,509
300	BP Prudhoe Bay Royalty Trust	34,971
3,100	BPZ Resources, Inc. †	7,843
200	Bristow Group, Inc.	8,134
1,800	Cabot Oil & Gas Corp.	70,920
1,218	Cal Dive International, Inc. †	3,532
1,500	Callon Petroleum Co. †	6,390
2,800	Cameron International Corp. †	119,588
150	CARBO Ceramics, Inc.	11,509
200	Cheniere Energy, Inc. †	2,948
6,600	Chesapeake Energy Corp.	122,760
21,239	Chevron Corp.	2,240,714
447	Cimarex Energy Co.	24,639
600	Clean Energy Fuels Corp. †	9,300
1,000	Cloud Peak Energy, Inc. †	16,910
400	Comstock Resources, Inc. †	6,568
800	Concho Resources, Inc. †	68,096
14,631	ConocoPhillips	817,580
2,600	Consol Energy, Inc.(a)	78,624

Shares		Value
Energy (continued)
500	Continental Resources, Inc. †	$33,310
200	Cross Timbers Royalty Trust	6,998
500	Crosstex Energy, Inc.	7,000
1,000	CVR Energy, Inc. †	26,580
1,000	Delek US Holdings, Inc.	17,590
3,779	Denbury Resources, Inc. †	57,101
4,336	Devon Energy Corp.	251,445
2,477	DHT Holdings, Inc.(a)	1,547
850	Diamond Offshore Drilling, Inc.(a)	50,260
800	Dresser-Rand Group, Inc. †	35,632
300	Dril-Quip, Inc. †	19,677
15	Energy Partners, Ltd. † (a)	254
1,000	Energy XXI Bermuda, Ltd.(a)	31,290
2,575	EOG Resources, Inc.	232,033
1,600	EQT Corp.	85,808
2,700	EXCO Resources, Inc.	20,493
812	Exterran Holdings, Inc. † (a)	10,353
52,985	Exxon Mobil Corp.	4,533,926
2,356	FMC Technologies, Inc. †	92,426
950	Forest Oil Corp. †	6,963
100	GeoMet, Inc. † (a)	32
500	Goodrich Petroleum Corp. †	6,930
381	Gulf Island Fabrication, Inc.	10,748
300	Gulfmark Offshore, Inc., Class A †	10,212
350	Gulfport Energy Corp. †	7,220
10,181	Halliburton Co.	289,039
1,000	Helix Energy Solutions Group, Inc. † (a)	16,410
1,150	Helmerich & Payne, Inc.	50,002
1,900	Hercules Offshore, Inc. †	6,726
3,665	Hess Corp.	159,244
1,058	HollyFrontier Corp.	37,485
500	Hornbeck Offshore Services, Inc. †	19,390
1,000	Houston American Energy Corp.(a)	1,120
1,750	ION Geophysical Corp. †	11,533
450	James River Coal Co. †	1,219
2,200	Key Energy Services, Inc. †	16,720
14,985	Kinder Morgan, Inc.	482,817
400	Lufkin Industries, Inc.	21,728
9	Magnum Hunter Resources Corp. † (a)	38
8,222	Marathon Oil Corp.	210,237
4,111	Marathon Petroleum Corp.	184,666
450	Matrix Service Co. †	5,108
2,875	McDermott International, Inc. †	32,027
1,500	McMoRan Exploration Co. †	19,005
2,400	Murphy Oil Corp.	120,696
3,100	Nabors Industries, Ltd. †	44,640
5,045	National Oilwell Varco, Inc.	325,100
1,525	Newfield Exploration Co. †	44,698
875	Newpark Resources, Inc. †	5,162
1,750	Noble Energy, Inc.	148,435
1,000	Northern Oil and Gas, Inc. †	15,940
400	Oasis Petroleum, Inc. †	9,672
9,405	Occidental Petroleum Corp.	806,667
900	Oceaneering International, Inc.	43,074
500	Oil States International, Inc. †	33,100
113	OYO Geospace Corp. †	10,169
15	Pacific Ethanol, Inc. †	5
730	Patriot Coal Corp. † (a)	891
1,950	Patterson-UTI Energy, Inc.	28,392
3,150	Peabody Energy Corp.	77,238
2,300	Petroquest Energy, Inc. †	11,500
7,315	Phillips 66 †	243,151
1,325	Pioneer Natural Resources Co.	116,878
1,553	Plains Exploration & Production Co. †	54,635
1,700	Pyramid Oil Co. †	7,769
2,200	QEP Resources, Inc.	65,934

Wilshire Mutual Funds, Inc. Wilshire 5000 Indexsm FUnd Schedule of Investments	June 30, 2012 (Unaudited)

Shares		Value
Energy (continued)
1,700	Quicksilver Resources, Inc. † (a)	$9,214
1,800	Range Resources Corp.	111,366
600	Rex Energy Corp. †	6,726
600	Rosetta Resources, Inc. †	21,984
1,600	Rowan PLC, Class A †	51,728
1,012	RPC, Inc.	12,033
4,400	SandRidge Energy, Inc. † (a)	29,436
15,329	Schlumberger, Ltd.	995,005
1,000	Ship Finance International, Ltd.(a)	15,630
750	SM Energy Co.	36,832
1,000	Solazyme, Inc. † (a)	13,900
4,200	Southwestern Energy Co. †	134,106
7,341	Spectra Energy Corp.	213,329
1,065	Sunoco, Inc.	50,587
1,706	Superior Energy Services, Inc. †	34,512
3,500	Syntroleum Corp. †	2,363
1,500	Tesoro Corp. †	37,440
222	TGC Industries, Inc. †	2,156
1,600	Trico Marine Services, Inc. † (b)	42
1,765	Ultra Petroleum Corp. †	40,719
200	Union Drilling, Inc. † (a)	896
500	Unit Corp. †	18,445
1,150	USEC, Inc. † (a)	1,139
1,100	Vaalco Energy, Inc. †	9,493
6,814	Valero Energy Corp.	164,558
1,550	Venoco, Inc. † (a)	15,515
8	Verenium Corp. †	25
800	W&T Offshore, Inc.	12,240
300	Warren Resources, Inc. †	720
500	Western Refining, Inc.	11,135
1,400	Whiting Petroleum Corp. †	57,568
7,050	Williams Cos., Inc. (The)	203,181
800	World Fuel Services Corp.	30,424
2,350	WPX Energy, Inc. † (a)	38,023
500	ZaZa Energy Corp. † (a)	2,260
		16,421,685
Financials — 16.2%
200	21st Century Holding Co. †	800
1	Acadia Realty Trust	23
600	Affiliated Managers Group, Inc. †	65,670
200	Affirmative Insurance Holdings, Inc. †	66
5,550	Aflac, Inc.	236,375
450	Alexander & Baldwin, Inc. †	23,963
700	Alexandria Real Estate Equities, Inc.	50,904
5,550	Allstate Corp. (The)	194,750
800	Alterra Capital Holdings, Ltd.	18,680
100	Altisource Portfolio Solutions SA †	7,323
807	American Campus Communities, Inc.	36,299
1,600	American Capital Agency Corp.(a)	53,776
4,200	American Capital, Ltd. †	42,294
1,100	American Equity Investment Life Holding Co.	12,111
10,250	American Express Co.	596,653
1,100	American Financial Group, Inc.	43,153
5,100	American International Group, Inc. †	163,659
300	American National Insurance Co.	21,381
4,425	American Tower Corp., Class A	309,352
2,580	Ameriprise Financial, Inc.	134,831
1,000	Amtrust Financial Services, Inc.	29,710
11,525	Annaly Capital Management, Inc.	193,390
1,500	Anworth Mortgage Asset Corp.	10,575
1,256	Apartment Investment & Management Co., Class A	33,950
2,200	Apollo Investment Corp. † (a)	16,896
200	Arbor Realty Trust, Inc.	1,070

Shares		Value
Financials (continued)
1,200	Arch Capital Group, Ltd. †	$47,628
4	Arlington Asset Investment Corp., Class A	87
1,150	Arthur J. Gallagher & Co.	40,330
544	Ashford Hospitality Trust, Inc.	4,586
1,100	Aspen Insurance Holdings, Ltd.(a)	31,790
400	Asset Acceptance Capital Corp. † (a)	2,720
1,354	Associated Banc-Corp	17,859
300	Associated Estates Realty Corp.	4,485
900	Assurant, Inc.	31,356
1,600	Assured Guaranty, Ltd.	22,560
700	Astoria Financial Corp.	6,860
600	AV Homes, Inc. †	8,748
847	AvalonBay Communities, Inc.	119,834
1,700	Axis Capital Holdings, Ltd.	55,335
50	Bancorp, Inc. †	473
1,150	BancorpSouth, Inc.	16,698
117,248	Bank of America Corp.	959,089
450	Bank of Hawaii Corp.	20,678
11,913	Bank of New York Mellon Corp. (The)	261,490
16	BankAtlantic Bancorp, Inc., Class A †	88
700	BankFinancial Corp.(a)	5,271
1,000	BankUnited, Inc.(a)	23,580
7,925	BB&T Corp.	244,486
600	BBCN Bancorp, Inc. †	6,534
500	Beneficial Mutual Bancorp, Inc. †	4,315
21,220	Berkshire Hathaway, Inc., Class B †	1,768,263
1,000	BGC Partners, Inc., Class A(a)	5,870
2,000	BioMed Realty Trust, Inc., Class Basis Forward(a)	37,360
1,100	BlackRock, Inc., Class A	186,802
1,000	Boston Private Financial Holdings, Inc.	8,930
1,625	Boston Properties, Inc.	176,101
1,988	Brandywine Realty Trust	24,532
1,075	BRE Properties, Inc.	53,771
3,075	Brookfield Properties Corp.	53,567
1,500	Brookline Bancorp, Inc.	13,275
1,400	Brown & Brown, Inc.	38,178
100	Camden National Corp.	3,662
825	Camden Property Trust	55,828
350	Capital City Bank Group, Inc.	2,580
4,850	Capital One Financial Corp.	265,101
3,839	CapitalSource, Inc.	25,798
1,000	Capitol Federal Financial, Inc.	11,880
700	CapLease, Inc.	2,905
1,700	Capstead Mortgage Corp.	23,647
100	Cardinal Financial Corp.(a)	1,228
288	Cathay General Bancorp	4,755
1,780	CBL & Associates Properties, Inc.	34,781
600	CBOE Holdings, Inc.	16,608
3,825	CBRE Group, Inc., Class A †	62,577
650	Cedar Shopping Centers, Inc.	3,282
11,314	Charles Schwab Corp. (The)	146,290
400	Charter Financial Corp.	3,880
500	Chemical Financial Corp.	10,750
11,900	Chimera Investment Corp.(a)	28,084
3,300	Chubb Corp.	240,306
23	CIFC Corp. † (a)	170
1,394	Cincinnati Financial Corp.	53,070
2,150	CIT Group, Inc. †	76,626
33,765	Citigroup, Inc.	925,499
600	City National Corp.	29,148
775	CME Group, Inc., Class A	207,785
300	CNA Financial Corp.	8,316
2,900	CNO Financial Group, Inc.(a)	22,620
750	CoBiz Financial, Inc.	4,695

Wilshire Mutual Funds, Inc. Wilshire 5000 Indexsm FUnd Schedule of Investments	June 30, 2012 (Unaudited)

Shares		Value
Financials (continued)
350	Cohen & Steers, Inc.(a)	$12,078
1,429	Colonial Properties Trust	31,638
276	Columbia Banking System, Inc.	5,194
2,433	Comerica, Inc.	74,717
1,240	Commerce Bancshares, Inc.	46,996
1,293	CommonWealth REIT	24,722
500	Community Bank System, Inc.	13,560
100	Community Trust Bancorp, Inc.	3,349
200	CompuCredit Holdings Corp. † (a)	724
850	Corporate Office Properties Trust	19,984
1,863	Cousins Properties, Inc.	14,438
199	Cowen Group, Inc., Class A †	529
200	Crawford & Co., Class B	818
937	CubeSmart, Class Basis Forward	10,935
600	Cullen/Frost Bankers, Inc.	34,494
1,000	CVB Financial Corp.	11,650
1,000	CYS Investments, Inc.(a)	13,770
3,450	DCT Industrial Trust, Inc.	21,735
2,995	DDR Corp.	43,847
2,502	DiamondRock Hospitality Co.	25,520
1,000	Digital Realty Trust, Inc.	75,070
5,425	Discover Financial Services	187,596
1,100	Donegal Group, Inc., Class A	14,608
1,100	Douglas Emmett, Inc.	25,410
400	Duff & Phelps Corp., Class A	5,800
3,101	Duke Realty Corp.	45,399
700	DuPont Fabros Technology, Inc.(a)	19,992
3,778	E*Trade Financial Corp. †	30,375
2,000	East West Bancorp, Inc.	46,920
1,325	Eaton Vance Corp.	35,709
1,000	Education Realty Trust, Inc.	11,080
900	eHealth, Inc. † (a)	14,499
200	Encore Capital Group, Inc. †	5,924
700	Endurance Specialty Holdings, Ltd.	26,824
50	Enterprise Financial Services Corp.	548
300	Entertainment Properties Trust	12,333
500	Equity Lifestyle Properties, Inc.	34,485
1,000	Equity One, Inc.	21,200
3,479	Equity Residential	216,950
400	Essex Property Trust, Inc.	61,568
700	Everest Re Group, Ltd.	72,443
1,500	Extra Space Storage, Inc.	45,900
1,000	Ezcorp, Inc., Class A †	23,460
625	Federal Realty Investment Trust	65,056
1,200	Federated Investors, Inc., Class B	26,220
1,000	FelCor Lodging Trust, Inc. † (a)	4,700
2,291	Fidelity National Financial, Inc., Class A	44,125
11,701	Fifth Third Bancorp	156,793
1,200	Financial Institutions, Inc.	20,256
100	First Acceptance Corp. †	134
827	First American Financial Corp.	14,026
300	First BanCorp	2,667
166	First Bank of Puerto Rico †	657
500	First Cash Financial Services, Inc. † (a)	20,085
800	First Commonwealth Financial Corp.	5,384
425	First Community Bancshares, Inc.(a)	6,133
100	First Financial Corp.	2,900
2,433	First Horizon National Corp.	21,045
650	First Industrial Realty Trust, Inc. †	8,203
50	First Marblehead Corp. (The) †	59
3,424	First Niagara Financial Group, Inc.	26,194
800	First Potomac Realty Trust(a)	9,416
600	First Republic Bank † (a)	20,160
1,007	FirstMerit Corp.	16,636
950	Flagstone Reinsurance Holdings SA	7,609
1,500	FNB Corp.	16,305

Shares		Value
Financials (continued)
2,100	Forest City Enterprises, Inc., Class A †	$30,660
1,760	Franklin Resources, Inc.	195,342
950	Franklin Street Properties Corp.(a)	10,051
2,734	Fulton Financial Corp.	27,313
4,665	General Growth Properties, Inc.	84,390
5,850	Genworth Financial, Inc., Class A †	33,111
400	Getty Realty Corp.	7,660
900	Glacier Bancorp, Inc.(a)	13,941
1,000	Gleacher & Co., Inc. †	800
800	Glimcher Realty Trust	8,176
4,950	Goldman Sachs Group, Inc. (The)	474,507
435	Gramercy Capital Corp. †	1,087
338	Green Bankshares, Inc. †	561
1,000	Guaranty Bancorp † (a)	2,110
100	Hallmark Financial Services † (a)	780
627	Hancock Holding Co.	19,086
69	Hanmi Financial Corp. †	723
700	Hanover Insurance Group, Inc. (The)	27,391
4,750	Hartford Financial Services Group, Inc.	83,742
1,000	Hatteras Financial Corp.	28,600
1,175	HCC Insurance Holdings, Inc.	36,895
4,625	HCP, Inc.	204,194
2,200	Health Care REIT, Inc.	128,260
500	Healthcare Realty Trust, Inc.	11,920
50	Heritage Commerce Corp. †	325
700	Hersha Hospitality Trust, Class A	3,696
650	Highwoods Properties, Inc.	21,872
1,500	Hilltop Holdings, Inc. †	15,465
660	Home BancShares, Inc.	20,183
500	Home Properties, Inc.	30,680
1,000	Horace Mann Educators Corp.	17,480
1,500	Hospitality Properties Trust	37,155
8,624	Host Hotels & Resorts, Inc.	136,432
44	Howard Hughes Corp. (The) †	2,712
6,626	Hudson City Bancorp, Inc.	42,208
9,351	Huntington Bancshares, Inc.	59,846
100	ICG Group, Inc. †	925
85	IMPAC Mortgage Holdings, Inc. †	170
300	Infinity Property & Casualty Corp.	17,301
1,100	Inland Real Estate Corp.	9,218
1,500	Interactive Brokers Group, Inc., Class A(a)	22,080
875	IntercontinentalExchange, Inc. †	118,982
700	International Bancshares Corp.	13,664
500	International. FCStone, Inc. † (a)	9,675
550	Intervest Bancshares Corp., Class A †	2,107
1,000	Invesco Mortgage Capital, Inc.(a)	18,340
4,800	Invesco, Ltd.	108,480
1,000	Investment Technology Group, Inc. †	9,200
800	Investors Bancorp, Inc. †	12,072
1,800	Investors Real Estate Trust	14,220
1,564	iStar Financial, Inc. † (a)	10,088
2,475	Janus Capital Group, Inc.	19,355
1,700	Jefferies Group, Inc.	22,083
500	Jones Lang LaSalle, Inc.	35,185
43,409	JPMorgan Chase & Co.	1,551,004
600	Kearny Financial Corp.	5,814
350	Kemper Corp.	10,762
12,173	KeyCorp	94,219
700	Kilroy Realty Corp.	33,887
4,625	Kimco Realty Corp.	88,014
800	Kite Realty Group Trust	3,992
1,400	Knight Capital Group, Inc., Class A †	16,716
1,500	LaSalle Hotel Properties	43,710
1,700	Legg Mason, Inc.	44,829
2,505	Leucadia National Corp.	53,281

Wilshire Mutual Funds, Inc. Wilshire 5000 Indexsm FUnd Schedule of Investments	June 30, 2012 (Unaudited)

Shares		Value
Financials (continued)
1,626	Lexington Realty Trust	$13,772
1,450	Liberty Property Trust	53,418
3,700	Lincoln National Corp.	80,919
3,300	Loews Corp.	135,003
200	LPL Financial Holdings, Inc. † (a)	6,754
1,372	M&T Bank Corp.(a)	113,286
1,287	Macerich Co. (The)	75,997
1,500	Mack-Cali Realty Corp.	43,605
1,000	Maiden Holdings, Ltd.	8,680
5,370	Marsh & McLennan Cos., Inc.	173,075
244	MB Financial, Inc.	5,256
1,900	MBIA, Inc. † (a)	20,539
967	Meadowbrook Insurance Group, Inc.	8,500
600	Medallion Financial Corp.	6,372
1,500	Medical Properties Trust, Inc.	14,430
9,921	MetLife, Inc.	306,063
4,000	MFA Financial, Inc.	31,560
1,500	MGIC Investment Corp. †	4,320
100	Mid-America Apartment Communities, Inc.	6,824
400	Montpelier Re Holdings, Ltd.(a)	8,516
1,575	Moody's Corp.	57,566
17,825	Morgan Stanley	260,067
3,800	MPG Office Trust, Inc. †	7,638
1,072	MSCI, Inc., Class A † (a)	36,469
1,450	NASDAQ OMX Group, Inc. (The)	32,872
400	National Interstate Corp.	10,636
2,500	National Penn Bancshares, Inc.	23,925
500	National Retail Properties, Inc.	14,145
500	NBT Bancorp, Inc.	10,795
4,312	New York Community Bancorp, Inc.	54,029
350	Newcastle Investment Corp.	2,345
10	North Valley Bancorp †	132
2,850	Northern Trust Corp.	131,157
156	NorthStar Realty Finance Corp.	814
875	Northwest Bancshares, Inc.	10,246
3,350	NYSE Euronext	85,693
300	Ocwen Financial Corp. †	5,634
1,500	Old National Bancorp	18,015
3,236	Old Republic International Corp.	26,826
400	Old Second Bancorp, Inc. †	520
1,800	Omega Healthcare Investors, Inc.	40,500
600	OneBeacon Insurance Group, Ltd., Class A	7,812
432	Oriental Financial Group, Inc.(a)	4,787
400	Oritani Financial Corp.	5,756
200	Parkway Properties, Inc.	2,288
900	PartnerRe, Ltd.	68,103
1,000	Pebblebrook Hotel Trust	23,310
4,347	People's United Financial, Inc.	50,469
123	PHH Corp. †	2,150
1,250	Phoenix Cos., Inc. (The) † (a)	2,313
2,100	Piedmont Office Realty Trust, Inc., Class A	36,141
900	Pinnacle Financial Partners, Inc. † (a)	17,559
500	Platinum Underwriters Holdings, Ltd.	19,050
1,884	Plum Creek Timber Co., Inc.	74,795
6,000	PNC Financial Services Group, Inc.	366,660
1,158	Popular, Inc. †	19,226
600	Post Properties, Inc.	29,370
200	Preferred Bank †	2,672
1,000	Primerica †	26,730
100	Primus Guaranty, Ltd. † (a)	750
3,400	Principal Financial Group, Inc.(a)	89,182
1,222	PrivateBancorp, Inc., Class A	18,037
265	ProAssurance Corp.	23,609
Shares		Value
Financials (continued)
6,125	Progressive Corp. (The)	$127,584
4,735	ProLogis, Inc.	157,344
500	Prosperity Bancshares, Inc.	21,015
1,000	Protective Life Corp.	29,410
1,500	Provident Financial Services, Inc.(a)	23,025
1,050	Provident New York Bancorp	7,969
5,350	Prudential Financial, Inc.	259,100
1,639	Public Storage	236,688
2,077	Pzena Investment Management, Inc., Class A(a)	9,201
1,370	Radian Group, Inc.	4,507
66	RAIT Financial Trust	305
1,000	Ramco-Gershenson Properties Trust	12,570
1,200	Raymond James Financial, Inc.	41,088
1,501	Rayonier, Inc.	67,395
1,300	Realty Income Corp.	54,301
1,200	Redwood Trust, Inc.	14,976
1,025	Regency Centers Corp.	48,759
13,306	Regions Financial Corp.	89,815
850	Reinsurance Group of America, Inc., Class A	45,228
700	RenaissanceRe Holdings, Ltd.	53,207
50	Renasant Corp.	785
315	Republic Bancorp, Inc., Class A	7,009
250	Resource America, Inc., Class A	1,595
200	Resource Capital Corp.(a)	1,066
1,000	RLJ Lodging Trust	18,130
1,700	Roma Financial Corp.(a)	14,484
174	Rouse Properties, Inc.	2,358
233	Sabra Health Care REIT, Inc.	3,987
200	Saul Centers, Inc.	8,574
700	SeaBright Holdings, Inc.	6,223
750	Seacoast Banking Corp. of Florida †	1,133
2,000	SEI Investments Co.(A)	39,780
600	Selective Insurance Group, Inc.	10,446
1,650	Senior Housing Properties Trust	36,828
400	Signature Bank † (a)	24,388
200	Simmons First National Corp., Class A	4,650
3,346	Simon Property Group, Inc.	520,838
1,000	SL Green Realty Corp.	80,240
5,500	SLM Corp.	86,405
50	Southwest Bancorp, Inc. †	471
316	Sovran Self Storage, Inc.	15,828
500	St. Joe Co. (The) †	7,905
490	StanCorp Financial Group, Inc.	18,208
1,000	Starwood Property Trust, Inc.	21,310
400	State Auto Financial Corp.	5,620
5,540	State Street Corp.	247,306
270	Steel Excel, Inc. †	7,330
50	Sterling Bancorp, Class N	499
300	Stewart Information Services Corp.	4,605
640	Stifel Financial Corp. †	19,776
2,100	Strategic Hotels & Resorts, Inc. †	13,566
50	Suffolk Bancorp †	648
822	Sun Bancorp, Inc. † (a)	2,219
500	Sun Communities, Inc.	22,120
2,595	Sunstone Hotel Investors, Inc. †	28,519
6,580	SunTrust Banks, Inc.	159,433
3,378	Susquehanna Bancshares, Inc.	34,793
450	SVB Financial Group †	26,424
1,000	Symetra Financial Corp.	12,620
10,831	Synovus Financial Corp.(a)	21,445
3,025	T Rowe Price Group, Inc.	190,454
1,000	Tanger Factory Outlet Centers	32,050
500	Taubman Centers, Inc.	38,580
500	Taylor Capital Group, Inc. †	8,195

Wilshire Mutual Funds, Inc. Wilshire 5000 Indexsm FUnd Schedule of Investments	June 30, 2012 (Unaudited)

Shares		Value
Financials (continued)
1,500	TCF Financial Corp.	$17,220
3,103	TD Ameritrade Holding Corp.(a)	52,751
50	Tejon Ranch Co. †	1,431
784	Texas Capital Bancshares, Inc. † (a)	31,666
1,250	TFS Financial Corp. †	11,937
1,100	Torchmark Corp.	55,605
103	TowneBank(a)	1,442
4,269	Travelers Cos., Inc. (The)	272,533
90	Tree.com, Inc. †	1,030
400	Trico Bancshares	6,160
1,208	Trustco Bank Corp.	6,596
1,000	Trustmark Corp.	24,480
21,459	U.S. Bancorp	690,121
2,328	UDR, Inc.	60,156
1,300	Umpqua Holdings Corp.	17,108
474	United Community Banks, Inc. † (a)	4,062
317	United Community Financial Corp. †	945
403	United Financial Bancorp, Inc.	5,795
300	United Fire Group, Inc.	6,399
345	United Security Bancshares †	759
200	Universal Health Realty Income Trust(a)	8,306
3,407	Unum Group	65,176
500	Urstadt Biddle Properties, Inc., Class A	9,885
300	Validus Holdings, Ltd.	9,609
1,831	Valley National Bancorp	19,409
3,315	Ventas, Inc.	209,243
565	Virginia Commerce Bancorp, Inc. † (a)	4,763
157	Virtus Investment Partners, Inc. †	12,717
5,200	Visa, Inc., Class A	642,876
2,132	Vornado Realty Trust	179,045
1,187	W.R. Berkley Corp.	46,198
1,400	Waddell & Reed Financial, Inc., Class A	42,392
220	Walter Investment Management Corp.	5,157
1,333	Washington Federal, Inc.	22,514
1,250	Washington Real Estate Investment Trust	35,563
400	Washington Trust Bancorp, Inc.	9,752
550	Waterstone Financial, Inc. †	2,090
800	Webster Financial Corp.	17,328
1,700	Weingarten Realty Investors	44,778
56,717	Wells Fargo & Co.	1,896,616
383	Westamerica Bancorporation	18,074
1,150	Western Alliance Bancorp †	10,764
200	Westfield Financial, Inc.	1,460
80	White Mountains Insurance Group, Ltd.	41,740
700	Wilshire Bancorp, Inc. †	3,836
500	Wintrust Financial Corp.(a)	17,750
10	WP Stewart & Co., Ltd. †	35
1,630	Zions Bancorporation	31,655
400	ZipRealty, Inc. †	584
		25,648,858
Health Care — 11.7%
18,000	Abbott Laboratories	1,160,460
100	Acadia Pharmaceuticals, Inc. †	176
300	Accretive Health, Inc. † (a)	3,288
3,631	Aetna, Inc.	140,774
200	Affymetrix, Inc. †	938
3,746	Agilent Technologies, Inc.	146,993
100	Air Methods Corp. †	9,825
400	Akorn, Inc. †	6,308
700	Albany Molecular Research, Inc. †	1,785
500	Alere, Inc. † (a)	9,720
1,800	Alexion Pharmaceuticals, Inc. †	178,740
750	Align Technology, Inc. †	25,095
1,000	Alkermes PLC † (a)	16,970
3,580	Allergan, Inc.	331,401

Shares		Value
Health Care (continued)
700	Alliance HealthCare Services, Inc. †	$699
1,600	Allos Therapeutics, Inc. †	2,864
1,500	Allscripts Healthcare Solutions, Inc. †	16,395
1,321	Alnylam Pharmaceuticals, Inc. † (a)	15,416
100	AMAG Pharmaceuticals, Inc. † (a)	1,540
201	Amedisys, Inc. †	2,502
1,800	American Caresource Holdings, Inc. †	1,134
500	AMERIGROUP Corp. † (a)	32,955
3,180	AmerisourceBergen Corp., Class A(a)	125,133
8,505	Amgen, Inc.	621,205
300	Amicus Therapeutics, Inc. † (a)	1,650
250	AMN Healthcare Services, Inc. †	1,483
400	Amsurg Corp., Class A †	11,992
2,250	Amylin Pharmaceuticals, Inc. †	63,518
600	Angeion Corp. †	3,264
500	Anika Therapeutics, Inc. †	6,795
300	Arena Pharmaceuticals, Inc. †	2,994
1,000	Ariad Pharmaceuticals, Inc. †	17,210
17	AspenBio Pharma, Inc. †	32
1,000	Auxilium Pharmaceuticals, Inc. †	26,890
5,863	Baxter International, Inc.	311,618
2,440	Becton Dickinson and Co.	182,390
200	Biodel, Inc. †	516
1,905	Biogen Idec, Inc. †	275,044
1,000	BioMarin Pharmaceutical, Inc. † (a)	39,580
200	Bio-Rad Laboratories, Inc., Class A †	20,002
16,439	Boston Scientific Corp. †	93,209
17,800	Bristol-Myers Squibb Co.	639,910
1,000	Brookdale Senior Living, Inc., Class A †	17,740
1,000	Bruker Corp. †	13,310
200	BSD Medical Corp. †	328
825	C.R. Bard, Inc.	88,638
700	Cadence Pharmaceuticals, Inc. † (a)	2,499
1,850	Cambrex Corp. †	17,408
100	Capital Senior Living Corp. †	1,060
3,986	Cardinal Health, Inc.	167,412
2,293	CareFusion Corp. †	58,884
500	Catalyst Health Solutions, Inc. †	46,720
5,017	Celgene Corp. †	321,891
1,133	Cell Therapeutics, Inc. †	657
27	Celldex Therapeutics, Inc. † (a)	140
500	Cepheid, Inc. † (a)	22,375
1,600	Cerner Corp. †	132,256
500	Charles River Laboratories International, Inc. †	16,380
3,400	CIGNA Corp.	149,600
200	Cleveland Biolabs, Inc. †	314
37	Codexis, Inc. †	138
1,100	Community Health Systems, Inc. †	30,833
100	Computer Programs & Systems, Inc.	5,722
243	Conceptus, Inc. †	4,816
300	CONMED Corp.	8,301
400	Cooper Cos., Inc. (The)	31,904
1,500	Cornerstone Therapeutics, Inc. †	9,495
550	Covance, Inc. †	26,318
1,516	Coventry Health Care, Inc.	48,194
500	Cubist Pharmaceuticals, Inc. †	18,955
300	Cyberonics, Inc. †	13,482
1,477	Cynosure, Inc., Class A †	31,239
2,300	Cytori Therapeutics, Inc. † (a)	6,210
1,075	DaVita, Inc. †	105,576
1,700	Dendreon Corp. † (a)	12,580
1,075	DENTSPLY International, Inc.	40,646
100	Dyax Corp. † (a)	213
1,100	Edwards Lifesciences Corp. †	113,630
11,695	Eli Lilly & Co.	501,832

Wilshire Mutual Funds, Inc. Wilshire 5000 Indexsm FUnd Schedule of Investments	June 30, 2012 (Unaudited)

Shares		Value
Health Care (continued)
793	Emergent Biosolutions, Inc. †	$12,014
889	Emeritus Corp. †	14,962
1,400	Endo Pharmaceuticals Holdings, Inc. †	43,372
1,100	eResearchTechnology, Inc. † (a)	8,789
800	Exelixis, Inc. † (a)	4,424
9,140	Express Scripts Holding Co. †	510,286
100	Five Star Quality Care, Inc. †	307
3,250	Forest Laboratories, Inc. †	113,717
116	Furiex Pharmaceuticals, Inc. †	2,430
500	Galena Biopharma, Inc. †	825
200	Genomic Health, Inc. †	6,680
575	Gen-Probe, Inc. †	47,265
50	Gentiva Health Services, Inc. † (a)	346
1,100	Geron Corp. †	1,892
8,800	Gilead Sciences, Inc. †	451,264
450	GTx, Inc. †	1,588
1,700	Halozyme Therapeutics, Inc. † (a)	15,062
500	HCA Holdings, Inc.(a)	15,215
3,350	Health Management Associates, Inc., Class A †	26,297
700	Health Net, Inc. †	16,989
1,100	HealthSouth Corp. †	25,586
1,100	Henry Schein, Inc. †	86,339
300	Hill-Rom Holdings, Inc.	9,255
2,452	Hologic, Inc. †	44,234
1,740	Hospira, Inc. †	60,865
1,650	Human Genome Sciences, Inc. †	21,665
1,900	Humana, Inc.	147,136
200	ICU Medical, Inc. † (a)	10,676
1,300	Idenix Pharmaceuticals, Inc. † (a)	13,390
400	IDEXX Laboratories, Inc. † (a)	38,452
1,388	Illumina, Inc. †	56,061
1,000	Immunogen, Inc. † (a)	16,780
1,000	Impax Laboratories, Inc. †	20,230
2,300	Incyte Corp., Ltd. † (a)	52,210
600	Infinity Pharmaceuticals, Inc. † (a)	8,136
300	Integra LifeSciences Holdings Corp. †	11,154
562	InterMune, Inc. † (a)	6,716
365	Intuitive Surgical, Inc. †	202,133
200	IRIS International, Inc. †	2,260
1,000	Ironwood Pharmaceuticals, Inc., Class A † (a)	13,780
700	Isis Pharmaceuticals, Inc. †	8,400
29,685	Johnson & Johnson	2,005,519
300	Keryx Biopharmaceuticals, Inc. †	540
400	KV Pharmaceutical Co., Class A †	216
1,075	Laboratory Corp. of America Holdings † (a)	99,556
200	LCA-Vision, Inc. †	860
600	LHC Group, Inc. †	10,176
1,833	Life Technologies Corp. †	82,467
565	LifePoint Hospitals, Inc. †	23,154
16	Ligand Pharmaceuticals, Inc., Class B † (a)	271
1,050	Lincare Holdings, Inc.	35,721
400	Magellan Health Services, Inc. †	18,132
500	MAKO Surgical Corp. †	12,805
1,600	MannKind Corp. † (a)	3,664
5	Marina Biotech, Inc. †	1
600	Masimo Corp. †	13,428
200	Maxygen, Inc. †	1,192
2,475	McKesson Corp.	232,031
400	MedAssets, Inc. †	5,380
700	Medicis Pharmaceutical Corp., Class A	23,905
600	Mednax, Inc. † (a)	41,124
11,897	Medtronic, Inc.	460,771
32,405	Merck & Co., Inc.	1,352,909

Shares		Value
Health Care (continued)
100	Merge Healthcare, Inc. †	$286
300	Mettler-Toledo International, Inc. †	46,755
1,000	MModal, Inc. † (a)	12,980
600	Molina Healthcare, Inc. † (a)	14,076
200	Momenta Pharmaceuticals, Inc. †	2,704
5,350	Mylan, Inc. †	114,329
375	Myrexis, Inc. †	979
500	Myriad Genetics, Inc. †	11,885
300	National Healthcare Corp.	13,569
950	Nektar Therapeutics †	7,666
200	Neurocrine Biosciences, Inc. † (a)	1,582
1,000	NuVasive, Inc. †	25,360
1,000	NxStage Medical, Inc. † (a)	16,760
900	Oculus Innovative Sciences, Inc. † (a)	630
1,300	Omnicare, Inc.	40,599
325	Onyx Pharmaceuticals, Inc. †	21,596
3,000	Opko Health, Inc. † (a)	13,800
1,500	Optimer Pharmaceuticals, Inc. † (a)	23,280
750	Orexigen Therapeutics, Inc. †	4,155
700	Owens & Minor, Inc.	21,441
50	Palomar Medical Technologies, Inc. †	425
600	PAREXEL International Corp. †	16,938
950	Patterson Cos., Inc.	32,746
800	PDI, Inc. †	6,592
1,100	PDL BioPharma, Inc.(a)	7,293
1,517	PerkinElmer, Inc.	39,139
850	Perrigo Co.	100,241
84,862	Pfizer, Inc.	1,951,826
381	PharMerica Corp. † (a)	4,161
400	Pozen, Inc. † (a)	2,496
800	Progenics Pharmaceuticals, Inc. †	7,824
200	Providence Service Corp. (The) †	2,742
500	PSS World Medical, Inc. † (a)	10,495
1,925	Quest Diagnostics, Inc.	115,307
800	Questcor Pharmaceuticals, Inc. † (a)	42,592
600	Regeneron Pharmaceuticals, Inc. †	68,532
1,800	ResMed, Inc. †	56,160
1,600	Rigel Pharmaceuticals, Inc. †	14,880
418	RTI Biologics, Inc. †	1,572
600	Sagent Pharmaceuticals, Inc. †	10,848
600	Salix Pharmaceuticals, Ltd. †	32,664
300	Sangamo Biosciences, Inc. †	1,656
800	Savient Pharmaceuticals, Inc. †	432
1,500	Seattle Genetics, Inc. †	38,085
1,000	Select Medical Holdings Corp. † (a)	10,110
1,500	Sequenom, Inc. †	6,090
600	Simulations Plus, Inc.	2,496
350	Sirona Dental Systems, Inc. †	15,754
700	Skilled Healthcare Group, Inc., Class A †	4,396
600	Solta Medical, Inc. † (a)	1,758
100	Somaxon Pharmaceuticals, Inc. †	29
3,250	St. Jude Medical, Inc.	129,708
650	STERIS Corp.	20,390
4,070	Stryker Corp.	224,257
233	Sun Healthcare Group, Inc. † (a)	1,950
200	Symmetry Medical, Inc. †	1,716
400	Synta Pharmaceuticals Corp. † (a)	2,188
1,000	Team Health Holdings, Inc. †	24,090
500	Techne Corp.	37,100
500	Teleflex, Inc.	30,455
5,626	Tenet Healthcare Corp. †	29,480
1,000	Theravance, Inc. † (a)	22,220
4,459	Thermo Fisher Scientific, Inc.	231,467
600	Thoratec Corp. †	20,148
1,000	TranS1, Inc. † (a)	2,480
80	Transcept Pharmaceuticals, Inc. †	496

Wilshire Mutual Funds, Inc. Wilshire 5000 Indexsm FUnd Schedule of Investments	June 30, 2012 (Unaudited)

Shares		Value
Health Care (continued)
600	Triple-S Management Corp., Class B †	$10,968
600	United Therapeutics Corp. †	29,628
11,230	UnitedHealth Group, Inc.	656,955
500	Universal American Corp. † (a)	5,265
1,100	Universal Health Services, Inc., Class B	47,476
1,200	Varian Medical Systems, Inc. † (a)	72,924
500	VCA Antech, Inc. †	10,990
2,100	Vertex Pharmaceuticals, Inc. †	117,432
700	Viropharma, Inc. †	16,590
500	Volcano Corp. †	14,325
1,000	Waters Corp. †	79,470
1,350	Watson Pharmaceuticals, Inc. †	99,887
3,763	WellPoint, Inc.	240,042
2,036	Zimmer Holdings, Inc.	131,037
		18,502,958
Industrials — 10.5%
1,000	3D Systems Corp. † (a)	34,140
7,385	3M Co.	661,696
1,500	A123 Systems, Inc. † (a)	1,890
300	Acacia Research-Acacia Technologies †	11,172
453	ACCO Brands Corp. †	4,684
1,240	Actuant Corp., Class A(a)	33,678
300	Acuity Brands, Inc.(a)	15,273
1,100	AECOM Technology Corp. †	18,095
850	AGCO Corp. †	38,871
1,000	Air Lease Corp., Class A † (a)	19,390
1,200	Aircastle, Ltd.(a)	14,460
600	Alaska Air Group, Inc. †	21,540
100	Albany International Corp., Class A	1,871
250	Alliant Techsystems, Inc.	12,643
100	Amerco, Inc.	8,997
1,575	AMETEK, Inc.	78,608
3,275	AMR Corp. †	1,798
1,500	AMREP Corp. †	9,075
500	Apogee Enterprises, Inc.	8,035
200	Armstrong World Industries, Inc.	9,832
250	Ascent Solar Technologies, Inc. †	198
200	Astec Industries, Inc. †	6,136
1,100	Avery Dennison Corp.	30,074
992	Avis Budget Group, Inc. †	15,078
300	AZZ, Inc.	18,378
1,437	Babcock & Wilcox Co. †	35,207
600	Barnes Group, Inc.	14,574
1,075	BE Aerospace, Inc. †	46,935
500	Blount International, Inc. †	7,325
900	BlueLinx Holdings, Inc. †	2,115
6,940	Boeing Co. (The)	515,642
445	Brady Corp., Class A	12,242
450	Brink's Co. (The)	10,431
450	Builders FirstSource, Inc. † (a)	2,133
500	Carlisle Cos., Inc.	26,510
100	Casella Waste Systems, Inc., Class A †	585
6,589	Caterpillar, Inc.	559,472
1,300	CBIZ, Inc. †	7,722
400	CDI Corp.	6,560
400	Ceco Environmental Corp.	3,160
300	Celadon Group, Inc.	4,914
800	Cenveo, Inc. † (a)	1,544
1,850	CH Robinson Worldwide, Inc.	108,280
400	Chart Industries, Inc. †	27,504
1,032	Cintas Corp.	39,846
400	CLARCOR, Inc.	19,264
540	Clean Harbors, Inc. †	30,467
300	Coleman Cable, Inc.	2,607
400	Columbus McKinnon Corp. †	6,036

Shares		Value
Industrials (continued)
900	Comfort Systems USA, Inc.	$9,018
300	Commercial Vehicle Group, Inc. †	2,586
100	Competitive Technologies, Inc. †	76
550	Con-way, Inc.	19,861
1,400	Copart, Inc. †	33,166
800	Corrections Corp. of America	23,560
1,750	Covanta Holding Corp.(a)	30,013
100	Covenant Transportation Group, Inc., Class A †	372
300	Crane Co.	10,914
10,850	CSX Corp.	242,606
1,805	Cummins, Inc.	174,923
300	Curtiss-Wright Corp.	9,315
6,136	Danaher Corp.	319,563
4,750	Deere & Co.	384,132
10,050	Delta Air Lines, Inc. †	110,047
1,500	Dolan Co. (The) †	10,095
500	Dollar Thrifty Automotive Group, Inc. †	40,480
1,800	Donaldson Co., Inc.	60,066
2,050	Dover Corp.	109,900
500	Dun & Bradstreet Corp.	35,585
100	DXP Enterprises, Inc. †	4,149
400	Dynamic Materials Corp.	6,932
450	Eagle Bulk Shipping, Inc. †	1,422
3,800	Eaton Corp.	150,594
500	EMCOR Group, Inc.	13,910
8,378	Emerson Electric Co.	390,247
700	Empire Resources, Inc.	2,093
550	Encore Wire Corp.	14,729
500	Energy Recovery, Inc. †	1,200
2,500	EnergySolutions, Inc. †	4,225
300	EnerNOC, Inc. †	2,172
1,000	EnerSys †	35,070
50	Ennis, Inc.	769
1,375	Equifax, Inc.	64,075
200	ESCO Technologies, Inc.	7,288
2,200	Exelis, Inc.	21,692
2,425	Expeditors International of Washington, Inc.	93,969
3,000	Fastenal Co.	120,930
1,000	Federal Signal Corp. †	5,840
2,982	FedEx Corp.	273,181
700	Flowserve Corp.(a)	80,325
1,900	Fluor Corp.	93,746
1,900	Fortune Brands Home & Security, Inc. †	42,313
300	Franklin Electric Co., Inc.	15,339
500	FreightCar America, Inc.	11,485
100	Frozen Food Express Industries †	110
600	FTI Consulting, Inc. †	17,250
700	Fuel Tech, Inc. †	3,416
500	FuelCell Energy, Inc. † (a)	505
300	Furmanite Corp. †	1,458
750	Gardner Denver, Inc.	39,682
200	GATX Corp.	7,700
1,500	GenCorp, Inc. †	9,765
625	General Cable Corp. †	16,212
3,540	General Dynamics Corp.	233,498
120,646	General Electric Co.	2,514,263
1,000	Geo Group, Inc. (The) †	22,720
1,425	Goodrich Corp.	180,832
406	Gorman-Rupp Co. (The)	12,099
487	Graco, Inc.	22,441
1,350	GrafTech International, Ltd. †	13,028
400	Granite Construction, Inc.	10,444
1,500	Great Lakes Dredge & Dock Corp.	10,680
550	Greenbrier Cos., Inc. †	9,669

Wilshire Mutual Funds, Inc. Wilshire 5000 Indexsm FUnd Schedule of Investments	June 30, 2012 (Unaudited)

Shares		Value
Industrials (continued)
350	Griffon Corp.	$3,003
850	Hardinge, Inc.	7,735
1,200	Harsco Corp.	24,456
1,500	Hawaiian Holdings, Inc. †	9,765
200	Heidrick & Struggles International, Inc.	3,500
600	Herman Miller, Inc.	11,112
2,150	Hertz Global Holdings, Inc. † (a)	27,520
1,550	Hexcel Corp. †	39,974
300	Hill International, Inc. †	960
400	HNI Corp.	10,300
7,925	Honeywell International, Inc.	442,532
42	Horizon Lines, Inc., Class A †	79
300	Hubbell, Inc., Class B	23,382
525	Huntington Ingalls Industries, Inc. †	21,126
400	Hurco Cos., Inc. †	8,196
200	Huron Consulting Group, Inc. †	6,330
975	IDEX Corp.	38,005
450	IHS, Inc., Class A †	48,478
1,000	II-VI, Inc. †	16,670
5,066	Illinois Tool Works, Inc.	267,941
875	Industrial Services of America, Inc. †	4,340
500	Innerworkings, Inc. † (a)	6,765
500	Innovaro, Inc. † (a)	370
100	Innovative Solutions & Support, Inc. †	329
36	Insperity, Inc.	974
500	Integrated Electrical Services, Inc. †	1,370
1,300	Interface, Inc.	17,719
500	Interline Brands, Inc. †	12,535
400	International Shipholding Corp.	7,544
400	Intersections, Inc.	6,340
1,650	Iron Mountain, Inc.	54,384
1,100	ITT Corp.	19,360
1,000	Jacobs Engineering Group, Inc. †	37,860
1,075	JB Hunt Transport Services, Inc.	64,070
2,525	JetBlue Airways Corp. †	13,382
251	John Bean Technologies Corp.	3,406
1,075	Joy Global, Inc.	60,985
200	Kadant, Inc. †	4,690
1,323	Kansas City Southern	92,028
1,000	KAR Auction Services, Inc. † (a)	17,190
1,550	KBR, Inc.	38,301
400	Kelly Services, Inc., Class A	5,164
500	Kennametal, Inc.	16,575
150	Kforce, Inc. †	2,019
700	Kimball International, Inc., Class B	5,390
600	Kirby Corp. †	28,248
387	Knight Transportation, Inc.	6,188
500	Knoll, Inc.	6,710
10	Kratos Defense & Security Solutions, Inc. †	58
1,075	L-3 Communications Holdings, Inc., Class 3	79,561
600	Landstar System, Inc.	31,032
600	Layne Christensen Co. †	12,414
657	Lennox International, Inc.	30,636
1,000	Lincoln Electric Holdings, Inc.	43,790
200	Lindsay Corp.	12,980
100	LMI Aerospace, Inc. †	1,738
2,565	Lockheed Martin Corp.	223,360
700	LSI Industries, Inc.(a)	4,984
1,600	Manitowoc Co., Inc. (The)	18,720
1,002	Manpower, Inc.	36,723
100	Marten Transport, Ltd.	2,126
3,250	Masco Corp.	45,078
1,000	MasTec, Inc. †	15,040
1,550	Meritor, Inc. †	8,091

Shares		Value
Industrials (continued)
3,150	Metalico, Inc. †	$6,930
300	Mfri, Inc. †	2,112
200	Michael Baker Corp. †	5,218
1,081	Mobile Mini, Inc. † (a)	15,566
300	MSC Industrial Direct Co., Inc., Class A	19,665
1,900	Mueller Water Products, Inc., Class A	6,574
200	NACCO Industries, Inc., Class A	23,250
1,500	Navigant Consulting, Inc. †	18,960
700	Navistar International Corp. † (a)	19,859
500	NCI Building Systems, Inc. †	5,415
600	Nordson Corp.	30,774
3,700	Norfolk Southern Corp.	265,549
2,300	Northrop Grumman Corp.	146,717
600	Old Dominion Freight Line, Inc. †	25,974
100	On Assignment, Inc. †	1,596
500	Orion Energy Systems, Inc. †	1,100
1,000	Oshkosh Corp. †	20,950
1,250	Owens Corning †	35,675
4,255	PACCAR, Inc.	166,753
3,000	Pacer International, Inc. †	16,260
1,250	Pall Corp.	68,513
1,693	Parker Hannifin Corp.	130,158
1,300	Pentair, Inc.	49,764
600	Pike Electric Corp. †	4,632
2,125	Pitney Bowes, Inc.	31,811
300	Polypore International, Inc. † (a)	12,117
100	Portfolio Recovery Associates, Inc. †	9,126
250	PowerSecure International, Inc. † (a)	1,245
1,620	Precision Castparts Corp.	266,474
1,000	Quanex Building Products Corp.	17,880
2,450	Quanta Services, Inc. †	58,971
300	Raven Industries, Inc.	20,877
3,550	Raytheon Co.	200,894
400	Regal-Beloit Corp.	24,904
1,500	Republic Airways Holdings, Inc. †	8,325
3,218	Republic Services, Inc., Class A	85,148
200	Resources Connection, Inc.	2,460
447	Robbins & Myers, Inc.	18,694
1,700	Robert Half International, Inc.	48,569
1,540	Rockwell Automation, Inc.	101,732
1,825	Rockwell Collins, Inc.	90,064
1,050	Rollins, Inc.	23,489
1,070	Roper Industries, Inc.	105,481
1,000	RPX Corp., Class Basis Forward † (a)	14,350
1,850	RR Donnelley & Sons Co.	21,775
75	Rush Enterprises, Inc., Class A †	1,226
400	Ryder System, Inc.	14,404
150	Saia, Inc. † (a)	3,283
100	Sauer-Danfoss, Inc.	3,493
1,200	Shaw Group, Inc. (The) †	32,772
300	SIFCO Industries, Inc.	6,894
50	Simpson Manufacturing Co., Inc.	1,475
1,100	SkyWest, Inc.	7,183
600	Snap-on, Inc.	37,350
7,799	Southwest Airlines Co.	71,907
1,000	Spirit Aerosystems Holdings, Inc., Class A †	23,830
1,000	Spirit Airlines, Inc. †	19,460
584	SPX Corp.	38,147
1,350	Standard Register Co. (The)	810
50	Standex International Corp.	2,128
1,000	Steelcase, Inc., Class A	9,030
775	Stericycle, Inc. †	71,044
1,000	Swift Transportation Co., Class A †	9,450
102	SYKES Enterprises, Inc. †	1,628
100	Sypris Solutions, Inc.	697

Wilshire Mutual Funds, Inc. Wilshire 5000 Indexsm FUnd Schedule of Investments	June 30, 2012 (Unaudited)

Shares		Value
Industrials (continued)
500	TAL International Group, Inc.	$16,745
200	Taser International, Inc. † (a)	1,048
500	Team, Inc. †	15,590
500	Tecumseh Products Co., Class A †	2,525
250	Tennant Co.	9,987
1,300	Terex Corp. †	23,179
743	Tetra Tech, Inc. †	19,377
700	Textainer Group Holdings, Ltd.(a)	25,830
3,200	Textron, Inc.	79,584
800	Timken Co.	36,632
312	Titan International, Inc.(a)	7,653
300	Toro Co. (The)	21,987
700	Towers Watson & Co., Class A	41,930
600	TransDigm Group, Inc. †	80,580
100	TRC Cos., Inc. †	608
671	Tredegar Corp.	9,770
300	Trex Co., Inc. † (a)	9,027
100	Trimas Corp. †	2,010
900	Trinity Industries, Inc.	22,482
300	Triumph Group, Inc.	16,881
800	TrueBlue, Inc. †	12,384
500	Tutor Perini Corp. †	6,335
400	Twin Disc, Inc.	7,396
200	Ultralife Corp. †	772
200	Unifirst Corp.	12,750
4,760	Union Pacific Corp.	567,916
3,805	United Continental Holdings, Inc. †	92,576
8,221	United Parcel Service, Inc., Class B	647,486
1,433	United Rentals, Inc. †	48,779
9,254	United Technologies Corp.	698,955
850	URS Corp.	29,648
1,500	US Airways Group, Inc. † (a)	19,995
500	US Ecology, Inc.(a)	8,870
200	US Home Systems, Inc.	2,030
900	UTi Worldwide, Inc.	13,149
3,400	Valence Technology, Inc. †	2,111
1,500	Verisk Analytics, Inc., Class A †	73,890
400	Viad Corp.(a)	8,000
300	Vicor Corp.	2,082
750	Volt Information Sciences, Inc. †	5,130
50	Wabash National Corp. †	331
591	WABCO Holdings, Inc. †	31,282
300	Wabtec Corp.	23,403
1,462	Waste Connections, Inc.	43,743
4,050	Waste Management, Inc.(a)	135,270
300	Watts Water Technologies, Inc., Class A	10,002
250	Werner Enterprises, Inc.	5,973
600	WESCO International, Inc. † (a)	34,530
500	Woodward Governor Co.	19,720
685	WW Grainger, Inc.	131,000
2,200	Xylem, Inc.	55,374
		16,690,931
Information Technology — 18.3%
546	Accelrys, Inc. † (a)	4,417
95	ACI Worldwide, Inc. †	4,200
600	Acme Packet, Inc. †	11,190
4,638	Activision Blizzard, Inc.	55,610
800	Acxiom Corp. †	12,088
600	ADDvantage Technologies Group, Inc. †	1,206
5,087	Adobe Systems, Inc. †	164,666
600	ADTRAN, Inc.(a)	18,114
700	Advanced Energy Industries, Inc. †	9,394
6,750	Advanced Micro Devices, Inc. †	38,678
1,000	Advent Software, Inc. †	27,110
500	Aehr Test Systems †	610

Shares		Value
Information Technology (continued)
1,000	Aeroflex Holding Corp. †	$6,050
500	Agilysys, Inc. † (a)	4,335
1,959	Akamai Technologies, Inc. †	62,198
650	Alliance Data Systems Corp. †	87,750
2,950	Altera Corp.	99,828
1,050	Amkor Technology, Inc. †	5,124
1,625	Amphenol Corp., Class A	89,245
300	Anadigics, Inc. †	543
3,350	Analog Devices, Inc.	126,195
200	Anaren, Inc. †	3,920
922	ANSYS, Inc. †	58,187
1,441	AOL, Inc. † (a)	40,463
9,980	Apple, Inc. †	5,828,320
15,383	Applied Materials, Inc.	176,289
1,500	Applied Micro Circuits Corp. † (a)	8,580
1,000	Ariba, Inc. †	44,760
854	Arris Group, Inc. †	11,879
1,350	Arrow Electronics, Inc. †	44,293
1,500	Aruba Networks, Inc. †	22,575
700	Aspen Technology, Inc. †	16,205
100	Astea International, Inc. †	316
5,250	Atmel Corp. †	35,175
486	ATMI, Inc. †	9,997
2,200	Autodesk, Inc. †	76,978
5,565	Automatic Data Processing, Inc.	309,748
1,778	Aviat Networks, Inc. †	4,978
1,825	Avnet, Inc. †	56,320
1,000	AVX Corp.	10,690
289	Axcelis Technologies, Inc. †	347
200	Badger Meter, Inc.	7,510
300	Bel Fuse, Inc., Class B	5,283
1,150	Benchmark Electronics, Inc. †	16,042
298	Black Box Corp.	8,553
300	Blackbaud, Inc.	7,701
250	Blucora, Inc. †	3,080
1,942	BMC Software, Inc. †	82,885
1,000	Booz Allen Hamilton Holding Corp., Class A	15,280
600	Brightpoint, Inc. †	3,246
5,465	Broadcom Corp., Class A	184,717
1,250	Broadridge Financial Solutions, Inc.	26,587
7,350	Brocade Communications Systems, Inc. †	36,235
106	Brooks Automation, Inc.	1,001
100	BTU International, Inc. †	266
4,322	CA, Inc.	117,083
100	Cabot Microelectronics Corp.	2,921
2,402	Cadence Design Systems, Inc. †	26,398
175	Calix, Inc. † (a)	1,438
200	Callidus Software, Inc. †	996
200	Cascade Microtech, Inc. †	910
500	Cavium, Inc. † (a)	14,000
900	CIBER, Inc. † (a)	3,879
997	Ciena Corp. †	16,321
200	Cinedigm Digital Cinema Corp., Class A †	300
400	Cirrus Logic, Inc. †	11,952
61,423	Cisco Systems, Inc.	1,054,633
2,125	Citrix Systems, Inc. †	178,373
500	Cognex Corp.	15,825
3,175	Cognizant Technology Solutions Corp., Class A †	190,500
400	Coherent, Inc. †	17,320
1,880	Computer Sciences Corp.	46,662
2,025	Compuware Corp. †	18,812
400	comScore, Inc. †	6,584
100	Comtech Telecommunications Corp.	2,858
400	Constant Contact, Inc. †	7,152

Wilshire Mutual Funds, Inc. Wilshire 5000 Indexsm FUnd Schedule of Investments	June 30, 2012 (Unaudited)

Shares		Value
Information Technology (continued)
1,300	Convergys Corp.	$19,201
1,827	CoreLogic, Inc. † (a)	33,452
500	Cornerstone OnDemand, Inc. †	11,905
15,969	Corning, Inc.	206,479
25	CoStar Group, Inc. † (a)	2,030
100	Cray, Inc. †	1,208
900	Cree, Inc. †	23,103
200	Crexendo, Inc.	742
1,128	CSG Systems International, Inc. †	19,492
100	CTS Corp.	942
1,625	Cypress Semiconductor Corp.	21,482
800	Daktronics, Inc.	5,528
600	Datalink Corp. †	5,730
500	DealerTrack Holdings, Inc. †	15,055
16,700	Dell, Inc. †	209,084
403	Deltek, Inc. † (a)	4,671
1,000	Demand Media, Inc. † (a)	11,200
388	Dice Holdings, Inc. †	3,643
650	Diebold, Inc.	23,992
400	Digital Ally, Inc. † (a)	164
700	Digital River, Inc. †	11,634
300	Diodes, Inc. †	5,631
300	Ditech Networks, Inc. † (a)	258
200	Document Security Systems, Inc. † (a)	802
600	Dolby Laboratories, Inc., Class A † (a)	24,780
400	DST Systems, Inc.	21,724
1,421	Earthlink, Inc.	10,572
12,050	eBay, Inc. †	506,221
331	Ebix, Inc.	6,603
150	Echelon Corp. † (a)	522
1,000	EchoStar Corp., Class A †	26,420
100	Electro Scientific Industries, Inc.	1,182
3,600	Electronic Arts, Inc. †	44,460
729	Electronics for Imaging, Inc. †	11,846
22,779	EMC Corp. †	583,826
125	Emcore Corp. †	553
1,000	Emulex Corp. †	7,200
1,836	Entegris, Inc. †	15,679
16	Entorian Technologies, Inc. †	34
1,500	EPIQ Systems, Inc.(a)	18,375
400	Equinix, Inc. † (a)	70,260
500	Exar Corp. †	4,080
200	Extreme Networks †	688
900	F5 Networks, Inc. †	89,604
550	Factset Research Systems, Inc.	51,117
200	Fair Isaac Corp.	8,456
1,250	Fairchild Semiconductor International, Inc., Class A †	17,625
900	FalconStor Software, Inc. †	2,349
200	FARO Technologies, Inc. †	8,416
2,610	Fidelity National Information Services, Inc.	88,949
1,200	Finisar Corp. † (a)	17,952
700	First Solar, Inc. †	10,542
1,628	Fiserv, Inc. †	117,574
700	FleetCor Technologies, Inc. †	24,528
1,500	FLIR Systems, Inc.	29,250
350	Formfactor, Inc. †	2,265
255	Forrester Research, Inc.	8,634
1,000	Fortinet, Inc. †	23,220
1,000	Freescale Semiconductor Holdings I, Ltd. † (a)	10,250
1,100	Gartner, Inc. †	47,355
1,000	Genpact, Ltd. †	16,630
102	GigOptix, Inc. † (a)	274
1,850	Global Cash Access Holdings, Inc. †	13,339
Shares		Value
Information Technology (continued)
1,050	Global Payments, Inc.	$45,392
200	Globecomm Systems, Inc. † (a)	2,028
400	Glu Mobile, Inc. †	2,220
2,720	Google, Inc., Class A †	1,577,791
1,100	GT Advanced Technologies, Inc. † (a)	5,808
200	Guidance Software, Inc. †	1,902
800	Harmonic, Inc. †	3,408
1,225	Harris Corp.	51,266
19,927	Hewlett-Packard Co.	400,732
300	Hittite Microwave Corp. †	15,336
1,100	Hutchinson Technology, Inc. †	1,606
1,000	IAC/InterActive Corp.	45,600
100	ID Systems, Inc. †	438
100	iGO, Inc. †	42
50	Ikanos Communications, Inc. †	43
600	Infinera Corp. † (a)	4,104
1,075	Informatica Corp. †	45,537
100	Infosonics Corp. †	156
2,100	Ingram Micro, Inc., Class A †	36,687
500	Insight Enterprises, Inc. †	8,415
1,560	Integrated Device Technology, Inc. †	8,767
400	Integrated Silicon Solution, Inc. †	4,036
57,118	Intel Corp.	1,522,195
350	Interactive Intelligence Group, Inc. † (a)	9,874
600	InterDigital, Inc.(a)	17,706
200	Intermec, Inc. †	1,240
371	Internap Network Services Corp. † (a)	2,415
12,287	International Business Machines Corp.	2,403,091
350	International Rectifier Corp. †	6,996
600	Interphase Corp. †	2,628
850	Intersil Corp., Class A	9,053
3,025	Intuit, Inc.	179,534
381	IPG Photonics Corp. † (a)	16,608
500	Itron, Inc. †	20,620
1,200	Ixia †	14,424
800	IXYS Corp. † (a)	8,936
450	j2 Global, Inc.(a)	11,889
2,400	Jabil Circuit, Inc.	48,792
1,000	Jack Henry & Associates, Inc.	34,520
550	JDA Software Group, Inc. † (a)	16,330
3,203	JDS Uniphase Corp. † (a)	35,233
6,165	Juniper Networks, Inc. †	100,551
233	Kemet Corp. †	1,400
600	KEY Tronic Corp. †	4,944
100	Keynote Systems, Inc.	1,485
1,625	KLA-Tencor Corp.	80,031
400	Kulicke & Soffa Industries, Inc. †	3,568
1,787	Lam Research Corp. †	67,441
200	Lattice Semiconductor Corp. †	754
100	LeCroy Corp. †	1,426
500	Lender Processing Services, Inc.(a)	12,640
375	Lexmark International, Inc., Class A	9,967
2,100	Limelight Networks, Inc. † (a)	6,153
1,725	Linear Technology Corp.	54,044
200	Littelfuse, Inc.	11,378
193	Local.com Corp. † (a)	467
200	LoJack Corp. †	604
200	Loral Space & Communications, Inc.	13,470
100	LRAD Corp. † (a)	119
6,096	LSI Corp. †	38,832
600	MakeMusic, Inc. †	2,340
200	Marchex, Inc., Class B(a)	722
700	Market Leader, Inc. †	3,556
600	Marlborough Software Development Holdings, Inc. †	534
5,750	Marvell Technology Group, Ltd.	64,860

Wilshire Mutual Funds, Inc. Wilshire 5000 Indexsm FUnd Schedule of Investments	June 30, 2012 (Unaudited)

Shares		Value
Information Technology (continued)
1,160	Mastercard, Inc., Class A	$498,928
400	Mattson Technology, Inc. †	700
1,900	Maxim Integrated Products, Inc.	48,716
200	Measurement Specialties, Inc. †	6,502
3,575	MEMC Electronic Materials, Inc. †	7,758
1,200	Mentor Graphics Corp. †	18,000
100	Mercury Computer Systems, Inc. †	1,293
400	Methode Electronics, Inc.	3,404
600	Micrel, Inc.	5,718
1,537	Microchip Technology, Inc.	50,844
10,552	Micron Technology, Inc. †	66,583
1,400	Micronetics, Inc. †	20,608
500	MICROS Systems, Inc. †	25,600
650	Microsemi Corp. †	12,019
89,087	Microsoft Corp.	2,725,171
200	MIPS Technologies, Inc., Class A †	1,334
600	MKS Instruments, Inc.	17,358
1,175	Molex, Inc.	28,130
662	MoneyGram International, Inc. † (a)	9,665
500	Monolithic Power Systems, Inc. †	9,935
1,550	Monster Worldwide, Inc. †	13,175
100	MoSys, Inc. †	324
3,335	Motorola Solutions, Inc.	160,447
1	Move, Inc. † (a)	9
328	Multi-Fineline Electronix, Inc. †	8,082
200	Nanometrics, Inc. †	3,072
900	NAPCO Security Technologies, Inc. †	2,646
1,012	National Instruments Corp.	27,182
1,925	NCR Corp. †	43,755
3,450	NetApp, Inc. †	109,779
500	Netlist, Inc. †	1,130
400	Netscout Systems, Inc. †	8,636
600	NetSuite, Inc. †	32,862
100	Network Equipment Technologies, Inc. †	131
750	NeuStar, Inc., Class A †	25,050
200	Newport Corp. †	2,404
1,000	NIC, Inc.	12,700
50	Novatel Wireless, Inc. †	125
3,050	Nuance Communications, Inc. † (a)	72,651
100	NVE Corp. †	5,375
5,825	NVIDIA Corp. †	80,501
600	Omnivision Technologies, Inc. †	8,016
5,105	ON Semiconductor Corp. †	36,245
100	Online Resources Corp. †	243
285	OpenTable, Inc. †	12,828
100	Opnet Technologies, Inc.	2,659
50	Opnext, Inc. †	63
43,980	Oracle Corp.	1,306,206
200	OSI Systems, Inc. †	12,668
33	Overland Storage, Inc. †	62
100	PAR Technology Corp. †	493
10	Parametric Sound Corp. †	91
1,240	Parametric Technology Corp. †	25,990
600	Park Electrochemical Corp.	15,528
200	Parkervision, Inc. †	476
3,650	Paychex, Inc.	114,647
400	PC Mall, Inc. † (a)	2,164
300	Pegasystems, Inc.	9,894
100	Pericom Semiconductor Corp. †	900
8	Pfsweb, Inc. †	23
33	Pixelworks, Inc. †	80
100	Planar Systems, Inc. †	165
450	Plantronics, Inc.	15,030
100	PLX Technology, Inc. †	635
2,225	PMC - Sierra, Inc. † (a)	13,661
1,900	Polycom, Inc. †	19,988

Shares		Value
Information Technology (continued)
300	Power Integrations, Inc.	$11,190
200	Power-One, Inc. †	904
76	Powerwave Technologies, Inc. †	55
220	PRGX Global, Inc. †	1,749
40	QAD, Inc., Class B †	544
1,000	QLIK Technologies, Inc. †	22,120
1,650	QLogic Corp. †	22,589
19,425	QUALCOMM, Inc.	1,081,584
500	Quest Software, Inc. †	13,925
900	Rackspace Hosting, Inc. †	39,546
1,000	Rambus, Inc. †	5,740
1,000	RealD, Inc. † (a)	14,960
681	RealNetworks, Inc.(a)	5,884
1,490	Red Hat, Inc. †	84,155
600	Relm Wireless Corp. †	942
2,627	RF Micro Devices, Inc. †	11,165
1,400	Riverbed Technology, Inc. †	22,610
300	Rosetta Stone, Inc. †	4,152
1,020	Rovi Corp. †	20,012
340	Rudolph Technologies, Inc. †	2,965
3,925	SAIC, Inc.	47,571
1,100	Salesforce.com, Inc. † (a)	152,086
2,325	SanDisk Corp. † (a)	84,816
1,833	Sanmina-SCI Corp. †	15,012
1,650	Sapient Corp.	16,615
300	Scansource, Inc. †	9,192
600	Semtech Corp. †	14,592
300	ShoreTel, Inc. †	1,314
100	Silicon Image, Inc. †	414
500	Silicon Laboratories, Inc. †	18,950
1,707	Skyworks Solutions, Inc. †	46,721
300	Smith Micro Software, Inc. †	552
500	SolarWinds, Inc. †	21,780
800	Solera Holdings, Inc.(a)	33,432
4,725	Sonus Networks, Inc. †	10,159
300	Sourcefire, Inc. †	15,420
900	Spire Corp. †	536
1,000	SS&C Technologies Holdings, Inc. †	25,000
200	STEC, Inc. †	1,560
1,000	SunPower Corp., Class A †	4,810
430	Sycamore Networks, Inc. †	6,244
8,383	Symantec Corp. †	122,476
100	Symmetricom, Inc. †	599
300	SYNNEX Corp. † (a)	10,347
1,417	Synopsys, Inc. †	41,702
300	Syntel, Inc.	18,210
550	Take-Two Interactive Software, Inc. †	5,203
700	Tech Data Corp. †	33,719
800	TechTarget, Inc. † (a)	4,032
5,404	Tellabs, Inc.	17,995
1,800	Teradata Corp. †	129,618
1,825	Teradyne, Inc. †	25,660
1,000	Tessco Technologies, Inc.	22,050
400	Tessera Technologies, Inc.	6,148
11,060	Texas Instruments, Inc.	317,311
1,000	THQ, Inc. †	620
1,825	TIBCO Software, Inc. †	54,604
800	TiVo, Inc. †	6,616
200	TNS, Inc. †	3,588
1,937	Total System Services, Inc.	46,352
100	Travelzoo, Inc. † (a)	2,272
1,267	Trimble Navigation, Ltd. †	58,295
1,300	TriQuint Semiconductor, Inc. † (a)	7,150
1,200	TTM Technologies, Inc. †	11,292
500	Tyler Technologies, Inc. †	20,175
400	Ultimate Software Group, Inc. †	35,648

Wilshire Mutual Funds, Inc. Wilshire 5000 Indexsm FUnd Schedule of Investments	June 30, 2012 (Unaudited)

Shares		Value
Information Technology (continued)
427	Unisys Corp. †	$8,348
800	United Online, Inc.	3,376
700	Universal Display Corp. † (a)	25,158
311	Unwired Planet, Inc. †	715
200	UTStarcom Holdings Corp. † (a)	238
505	ValueClick, Inc. † (a)	8,277
450	VASCO Data Security International, Inc. † (a)	3,681
1,015	VeriFone Systems, Inc. † (a)	33,586
1,416	VeriSign, Inc. † (a)	61,695
55	Viasystems Group, Inc. †	935
1,000	VirnetX Holding Corp. † (a)	35,250
1,000	Virtusa Corp. †	13,350
1,806	Vishay Intertechnology, Inc. †	17,031
129	Vishay Precision Group, Inc. † (a)	1,800
585	VMware, Inc., Class A †	53,258
300	Volterra Semiconductor Corp. †	7,035
200	Web.com Group, Inc. † (a)	3,664
958	WebMD Health Corp., Class A † (a)	19,649
300	WebMediaBrands, Inc. †	189
2,525	Western Digital Corp. †	76,962
7,854	Western Union Co. (The)	132,261
200	Wireless Ronin Technologies, Inc. †	182
100	WPCS International, Inc. †	84
13,095	Xerox Corp.	103,058
2,175	Xilinx, Inc.	73,015
800	XO Group, Inc. †	7,096
11,900	Yahoo!, Inc. †	188,377
825	Zebra Technologies Corp., Class A †	28,347
1,000	Zygo Corp. †	17,860
		28,994,123
Materials — 3.8%
81	A Schulman, Inc.	1,608
2,295	Air Products & Chemicals, Inc.	185,275
735	Airgas, Inc.	61,747
1,875	AK Steel Holding Corp.	11,006
1,000	Albemarle Corp.	59,640
12,298	Alcoa, Inc.	107,607
1,050	Allegheny Technologies, Inc.	33,484
900	Allied Nevada Gold Corp. †	25,542
500	AM Castle & Co. †	5,310
200	AMCOL International Corp.(a)	5,662
400	American Vanguard Corp.	10,636
850	Aptargroup, Inc.	43,393
717	Ashland, Inc.	49,695
348	Balchem Corp.	11,348
2,000	Ball Corp.	82,100
1,150	Bemis Co., Inc.	36,041
300	Buckeye Technologies, Inc.	8,547
700	Cabot Corp.	28,490
500	Carpenter Technology Corp.	23,920
1,500	Celanese Corp., Ser A, Class A	51,930
600	Century Aluminum Co. †	4,398
725	CF Industries Holdings, Inc.	140,462
1,005	Chemtura Corp. †	14,572
1,400	Cliffs Natural Resources, Inc.	69,006
1,110	Coeur d'Alene Mines Corp. †	19,492
1,300	Commercial Metals Co.	16,432
400	Compass Minerals International, Inc.(a)	30,512
1,800	Core Molding Technologies, Inc. †	14,832
2,000	Crown Holdings, Inc. †	68,980
600	Cytec Industries, Inc.	35,184
100	Deltic Timber Corp.	6,098
400	Domtar Corp.	30,684
11,461	Dow Chemical Co. (The)	361,022

Shares		Value
Materials (continued)
1,400	Eastman Chemical Co.	$70,518
2,800	Ecolab, Inc.	191,884
10,521	EI du Pont de Nemours & Co.	532,047
1,000	Ferro Corp. †	4,800
1,300	Flotek Industries, Inc. †	12,142
1,600	FMC Corp.	85,568
10,794	Freeport-McMoRan Copper & Gold, Inc.	367,752
1,000	Friedman Industries, Inc.	10,170
500	Globe Specialty Metals, Inc.(a)	6,715
2,900	Graphic Packaging Holding Co. †	15,950
2,000	Headwaters, Inc. † (a)	10,300
3,400	Hecla Mining Co.	16,150
300	Horsehead Holding Corp. †	2,988
2,150	Huntsman Corp.	27,821
1,000	International Flavors & Fragrances, Inc.	54,800
4,542	International Paper Co.	131,309
400	Intrepid Potash, Inc. †	9,104
1,100	Louisiana-Pacific Corp. †	11,968
400	Martin Marietta Materials, Inc.	31,528
1,200	McEwen Mining, Inc. † (a)	3,612
1,376	MeadWestvaco Corp.	39,560
1,000	Metals USA Holdings Corp. †	15,910
190	Minerals Technologies, Inc.	12,118
800	Molycorp, Inc. †	17,240
6,115	Monsanto Co.	506,200
1,900	Mosaic Co.	104,044
200	Myers Industries, Inc.	3,432
100	NewMarket Corp.	21,660
5,350	Newmont Mining Corp.	259,528
100	NL Industries, Inc.	1,247
1,000	Noranda Aluminum Holding Corp.(a)	7,960
2,670	Nucor Corp.	101,193
770	Olin Corp.	16,085
1,475	Owens-Illinois, Inc. †	28,276
1,550	Packaging Corp. of America	43,772
1,000	PH Glatfelter Co.	16,370
1,000	PolyOne Corp.	13,680
1,755	PPG Industries, Inc.	186,241
3,425	Praxair, Inc.	372,400
1,000	Reliance Steel & Aluminum Co.	50,500
400	Rock-Tenn Co., Class A	21,820
600	Rockwood Holdings, Inc.	26,610
600	Royal Gold, Inc.	47,040
1,300	RPM International, Inc.	35,360
700	Scotts Miracle-Gro Co. (The), Class A	28,784
1,300	Sealed Air Corp.	20,072
100	Senomyx, Inc. † (a)	235
500	Sensient Technologies Corp.	18,365
1,080	Sherwin-Williams Co. (The)	142,938
1,200	Sigma-Aldrich Corp.	88,716
700	Silgan Holdings, Inc.	29,883
1,800	Solutia, Inc.	50,490
775	Sonoco Products Co.	23,366
2,122	Southern Copper Corp.	66,864
500	Spartech Corp. †	2,585
2,800	Steel Dynamics, Inc.	32,900
1,600	Stillwater Mining Co. †	13,664
564	SunCoke Energy, Inc. †	8,263
192	Texas Industries, Inc.	7,490
1,273	Titanium Metals Corp.	14,398
500	UFP Technologies, Inc. †	8,450
50	United States Lime & Minerals, Inc. †	2,334
900	United States Steel Corp.	18,540
1,000	US Energy Corp. †	2,360
1,300	Valspar Corp.	68,237
1,000	Verso Paper Corp. †	1,180

Wilshire Mutual Funds, Inc. Wilshire 5000 Indexsm FUnd Schedule of Investments	June 30, 2012 (Unaudited)

Shares		Value
Materials (continued)
3,200	Vista Gold Corp. †	$9,312
944	Vulcan Materials Co.	37,486
700	Walter Energy, Inc.	30,912
1,300	Wausau Paper Corp.	12,649
100	Westlake Chemical Corp.	5,226
5,508	Weyerhaeuser Co.	123,159
1,000	Worthington Industries, Inc.	20,470
400	WR Grace & Co. †	20,180
50	Zep, Inc.	687
		6,110,222
Telecommunication Services — 2.9%
600	Alaska Communications Systems Group, Inc.(a)	1,260
66,449	AT&T, Inc.	2,369,571
200	Atlantic Telegraph-Network, Inc.	6,746
5,610	CenturyLink, Inc.	221,539
1,425	Cincinnati Bell, Inc. †	5,301
4,600	Clearwire Corp., Class A † (a)	5,152
200	Cogent Communications Group, Inc. † (a)	3,850
3,000	Crown Castle International Corp. †	175,980
11,886	Frontier Communications Corp.(a)	45,523
600	General Communication, Inc., Class A †	4,986
7,400	Globalstar, Inc. †	2,368
16	IDT Corp., Class B	157
1,500	Leap Wireless International, Inc. †	9,645
1,374	Level 3 Communications, Inc. † (a)	30,434
3,700	MetroPCS Communications, Inc. †	22,385
500	Neutral Tandem, Inc. †	6,590
1,825	NII Holdings, Inc. † (a)	18,670
1,200	SBA Communications Corp., Class A †	68,460
30,071	Sprint Nextel Corp. †	98,031
200	SureWest Communications	4,214
975	tw telecom, Inc., Class A † (a)	25,019
400	USA Mobility, Inc.	5,144
32,238	Verizon Communications, Inc.	1,432,657
600	Vonage Holdings Corp. † (a)	1,206
7,091	Windstream Corp.(a)	68,499
		4,633,387
Utilities — 3.9%
7,860	AES Corp. (The) †	100,844
1,519	AGL Resources, Inc.	58,861
1,500	Alliant Energy Corp.	68,355
2,800	Ameren Corp.	93,912
5,780	American Electric Power Co., Inc.	230,622
2,500	American Water Works Co., Inc.	85,700
1,721	Aqua America, Inc.	42,956
1,100	Atmos Energy Corp.	38,577
1,000	Avista Corp.	26,700
300	Black Hills Corp.	9,651
6,000	Calpine Corp. †	99,060
4,600	CenterPoint Energy, Inc.	95,082
400	Cleco Corp.	16,732
2,350	CMS Energy Corp.	55,225
3,250	Consolidated Edison, Inc.	202,118
6,040	Dominion Resources, Inc.	326,160
2,000	DTE Energy Co.	118,660
14,882	Duke Energy Corp.(a)	343,179
1,448	Dynegy, Inc., Class A † (a)	847
3,050	Edison International	140,910
890	Energen Corp.	40,166
1,750	Entergy Corp.	118,808
9,691	Exelon Corp.	364,575
4,280	FirstEnergy Corp.	210,533
16	Genie Energy, Ltd., Class B	124
9,479	GenOn Energy, Inc. †	16,209

Shares		Value
Utilities (continued)
1,305	Great Plains Energy, Inc.	$27,940
750	Hawaiian Electric Industries, Inc.	21,390
500	IDACORP, Inc.	21,040
700	Integrys Energy Group, Inc.(a)	39,809
600	ITC Holdings Corp.	41,346
2,125	MDU Resources Group, Inc.	45,921
950	National Fuel Gas Co.	44,631
5,010	NextEra Energy, Inc.	344,738
3,215	NiSource, Inc.	79,571
3,117	Northeast Utilities	120,971
2,425	NRG Energy, Inc. †	42,098
3,150	NV Energy, Inc.	55,377
1,400	OGE Energy Corp.	72,506
2,050	Oneok, Inc.	86,736
1,000	Ormat Technologies, Inc.	21,390
2,650	Pepco Holdings, Inc.	51,860
4,600	PG&E Corp.	208,242
700	Piedmont Natural Gas Co., Inc.	22,533
1,300	Pinnacle West Capital Corp.	67,262
700	PNM Resources, Inc.	13,678
800	Portland General Electric Co.	21,328
7,150	PPL Corp.	198,842
3,291	Progress Energy, Inc.	198,019
5,350	Public Service Enterprise Group, Inc.	173,875
2,200	Questar Corp.	45,892
1,379	SCANA Corp.(a)	65,972
2,750	Sempra Energy	189,420
9,800	Southern Co.	453,740
2,700	TECO Energy, Inc.	48,762
1,300	UGI Corp.	38,259
933	Vectren Corp.	27,542
950	Westar Energy, Inc.	28,453
350	WGL Holdings, Inc.	13,912
2,700	Wisconsin Energy Corp.	106,839
6,025	Xcel Energy, Inc.	171,170
		6,115,630
Total Common Stock (Cost $93,339,850)		157,419,995

PREFERRED STOCK — 0.0%
Consumer Discretionary — 0.0%
41	Orchard Supply Hardware Stores Corp.† (Cost $47)	80

WARRANT — 0.0%
1	Magnum Hunter Resources Corp., Expires 08/29/14 † (b) (Cost $0)	—

SHORT-TERM INVESTMENTS —10.4%
15,426,164	Northern Trust Institutional Liquid Asset Portfolio, 0.010% (c) (d)	15,426,164
1,135,273	Northern Trust Institutional Government Select Portfolio, 0.010% (d)	1,135,273

Total Short-Term Investments
(Cost $16,561,437)		16,561,437
Total Investments — 109.7%
(Cost $109,901,334)		173,981,512
Other Assets & Liabilities, Net — (9.7)%		(15,400,257)
NET ASSETS — 100.0%		$158,581,255

Wilshire Mutual Funds, Inc. Wilshire 5000 Indexsm FUnd Schedule of Investments	June 30, 2012 (Unaudited)

†	Non-income producing security.
(a)	This security or a partial position of this security is on loan at June 30, 2012. The total market value of securities on loan at June 30, 2012 was $15,504,917.
(b)
Security fair valued using methods determined in good faith by the Pricing Committee. The total market value of such securities as of December 31, 2011 was $0 ($ Thousands) and represented 0.0% of Net Assets.

(c)	This security was purchased with cash collateral held from securities on loan. The total value of such security as of June 30, 2012 was $15,426,164.
(d)	Rate shown is the 7-day effective yield as of December 31, 2011.

Ltd. — Limited
PLC — Public Limited Company
REIT — Real Estate Investment Trust

Amounts designated as “—” are either $0, or have been rounded to $0.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Directors since the registrant last disclosed such procedures in the definitive proxy statement filed with the SEC on March 29, 2011.

Item 11.	Controls and Procedures.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 .

(b)
There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's second fiscal quarter of the period that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.
(a)(3)	Not applicable.
(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Wilshire Mutual Funds, Inc.

By (Signature and Title)*	/s/ Jamie B. Ohl
Jamie B. Ohl, President
(principal executive officer)

Date: September 4, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jamie B. Ohl
Jamie B. Ohl, President
(principal executive officer)

Date: September 4, 2012

By (Signature and Title)*	/s/ Michael Wauters
Michael Wauters, Treasurer
(principal financial officer)

Date: September 4, 2012

*     Print the name and title of each signing officer under his or her signature.